UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam Target Date Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2022

Date of reporting period:	August 1, 2021 – July 31, 2022

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam RetirementReady® Funds

Annual report
7 | 31 | 22

Putnam RetirementReady® Funds invest in a diversified mix of Putnam funds to match the time horizons of retirement investors.

Putnam
RetirementReady®
Funds

Putnam RetirementReady 2065 Fund	Putnam RetirementReady 2040 Fund
Putnam RetirementReady 2060 Fund	Putnam RetirementReady 2035 Fund
Putnam RetirementReady 2055 Fund	Putnam RetirementReady 2030 Fund
Putnam RetirementReady 2050 Fund	Putnam RetirementReady 2025 Fund
Putnam RetirementReady 2045 Fund	Putnam RetirementReady Maturity Fund

Annual report
7 | 31 | 22

Message from the Trustees

September 12, 2022

Dear Fellow Shareholder:

Financial markets are reminding us that the journey to long-term returns often involves weathering periods of heightened volatility. This year, both stocks and bonds have experienced declines, and U.S. GDP [gross domestic product] growth rates were negative in the first and second quarters. Consumers and businesses are grappling with multidecade-high inflation. Against this backdrop, the U.S. Federal Reserve has faced the difficult task of raising interest rates to contain price pressures without tipping the economy into a recession. Globally, the Russia-Ukraine War continues to disrupt trade and has weakened the economic outlooks for Europe and China.

While this challenging environment may test investors’ patience, you can be confident that Putnam portfolio managers are actively working for you. They are assessing risks while researching new and attractive investment opportunities for your fund.

We also would like to announce changes to the Board of Trustees. In July 2022, we welcomed Jennifer Williams Murphy and Marie Pillai as new Trustees. Both have a wealth of investment advisory and executive management experience. We also want to thank two Trustees who retired from the Board on June 30, 2022. Paul Joskow served with us since 1997, and Ravi Akhoury joined the Board in 2009. We wish them well.

Thank you for investing with Putnam.

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the table above do not reflect a sales charge of 4.00% for RetirementReady Maturity Fund and 5.75% for all other funds; had they, returns would have been lower. See below and pages 9–37 for additional performance information. For a portion of the periods, the funds had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* With the exception of Putnam RetirementReady 2050 Fund, 2055 Fund, 2060 Fund, and 2065 Fund (inceptions: 5/2/05, 11/30/10, 11/30/15, and 1/4/21, respectively), the inception date of the class A shares of the RetirementReady Funds is 11/1/04.

See above and pages 9–37 for additional fund performance information. Index descriptions can be found on pages 46–47.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

2 RetirementReady® Funds

Brett, can you describe investing conditions over the period?

For much of the period, stocks and bonds were challenged by multiple, converging risks. High inflation, weakening global growth, supply chain disruptions, and geopolitical tensions fueled market volatility. China’s zero-Covid-19 policy also prompted extended lockdowns, further complicating global trade.

Of these concerns, curbing inflation remained a top priority of the U.S. Federal Reserve. At the start of the reporting period, ample government stimulus and signs of economic recovery were supportive of financial markets. However, pent-up consumer demand soon outpaced supply. In October 2021, U.S. inflation soared to a 40-year-high. The following month, the Fed began to tighten its crisis-driven monetary policy. It started to scale back its bond repurchase program, paving the way for higher interest rates in 2022.

After a relatively calm start to the new year, Russia’s attack on Ukraine on February 24, 2022, caused a flight to safety. Stocks declined as investors sought safer-haven assets. Yields on U.S. Treasury bonds moved higher, as their prices declined. Sanctions against

RetirementReady® Funds 3

Russia caused food and energy shortages in Europe. Global commodity prices surged, stoking inflation.

As anticipated, the Fed began raising interest rates in March 2022. The federal funds rate moved from near zero at the start of the period to a range of 2.25% and 2.50% by period-end. Notably, the Fed instituted a 0.75% hike, its largest increase since 1994, in June and again in July. Quantitative tightening also started in June, as the Fed implemented caps on reinvesting principal from its Treasury and agency debt holdings. Investors feared that the Fed’s aggressive tactics to control inflation would cause a recession.

For the 12-month reporting period, U.S. stocks returned –4.64%, as measured by the S&P 500 Index. International stocks fared worse, returning –14.32%, as measured by the MSCI EAFE Index [ND]. Investment-grade [IG] bonds also posted losses, with the Bloomberg U.S. Aggregate Bond Index returning –9.12%. The yield on the 10-year U.S. Treasury note began the period at 1.24%. After peaking to 3.49% in mid-June 2022, the 10-year U.S. Treasury yield ended the period at 2.67%. The yield curve remained flat or inverted at times, which often indicates a recession.

How did the funds perform during the period?

All the RetirementReady Funds finished with negative absolute returns for the 12-month reporting period. Funds intended for investors further from retirement underperformed near-retirement funds, as global equities experienced greater weakness compared with bonds over the period. The glide path of the RetirementReady Funds is an important tool that distinguishes Putnam from its peers. Our glide path starts off more aggressively than the average for our Lipper peer group. We hold a higher equity weight in the early part of the glide path for funds serving people retiring in the 2050s or 2060s. Our glide path becomes more conservative relative to our peers for the funds serving investors nearing retirement in the 2020s or 2030s.

Which underlying funds’ strategies contributed to or detracted from performance during the period?

Overall, our asset allocation decisions slightly detracted from performance. The funds experienced a loss from equity allocation decisions in aggregate. We entered the period with an overweight position to equity risk. This added value until we moved the position to neutral at the end of August 2021. In the first quarter of calendar 2022, the funds were enhanced by short-term over- and underweight positions, which benefited from equity market volatility. In the second quarter of calendar 2022, a modest overweight position to equity risk offset some of our earlier gains. This was largely due to stocks moving into correction territory [a decline of 10% or more from a recent high]. Underweight positioning to equity risk in July 2022 also hurt performance as stocks rallied off their recent lows. Interest-rate positioning somewhat helped results. We held a modest underweight position to interest-rate risk from the start of the period until early February 2022. An out-of-benchmark position to commodity risk had minimal impact on performance.

Overall, our security selection decisions slighted detracted from performance. Our opportunistic fixed income strategy experienced weakness, which had a greater relative impact on funds closest to retirement. Our fundamental U.S. large-cap growth strategy posted a loss. Funds furthest from retirement were impacted by underperformance in our emerging market equity strategy. Our fundamental U.S. large-cap value and quantitative U.S.

4 RetirementReady® Funds

large-cap core equity strategies were notable positive contributors.

What is your near-term outlook for the markets?

So far, 2022 has been a challenging year for financial markets. Rising inflation, supply chain disruptions, monetary policy tightening, and the war in Ukraine have weighed down most asset classes. Looking ahead, we expect market volatility to persist and investor sentiment to waver given many uncertainties and fears of a looming recession.

Our near-term outlook for equities is bearish. We think the equity market has yet to bottom given the Fed’s hiking bias and lack of correction in labor market tightness. We believe a brief equity rally in July 2022 was not justified by economic activity. Our breadth thrust signals [a technical indicator that determines market momentum] also have not confirmed the start of a new [bullish] trend.

Our near-term outlook for rate-sensitive fixed income is neutral. Yields have moved higher in recent months due to the significant shift in Fed policy that moved the target federal funds rate to 2.25%–2.50% by the end of July 2022. Markets have priced in more hikes for the rest of 2022. While further monetary policy tightening is likely to occur, we think rates are range bound given significant global demand for U.S. debt in the current yield-starved environment. We expect a balanced distribution of outcomes this year.

Our view on commodities is bullish. We believe prices are skewed to the upside due to low inventories across many commodities. We also believe a recent sell-off was driven more by technicals [supply and demand metrics] rather than fundamentals [company financials]. This creates a buying opportunity, in our view.

Against this backdrop, we continue to have conviction in our investment strategies given our ability to adapt the portfolios to changing market conditions.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the underlying funds’ managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the underlying funds’ managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the underlying funds. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

RetirementReady® Funds 5

Thank you, Brett, for your time and insights today.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the funds for the entire period. Portfolio composition is subject to review in accordance with the funds’ investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Statements in the Q&A concerning the funds’ performance or portfolio composition relative to those of the funds’ Lipper peer group may reference information produced by Lipper Inc. or through a third party.

Of special interest

The funds had no direct exposure to Russian or Ukrainian securities or markets at the end of the period. We are closely monitoring governmental actions, including the issuance of sanctions, and related market developments.

6 RetirementReady® Funds

Composition of the funds’ underlying investments

Historically, each Putnam RetirementReady® Fund invests, to varying degrees, in a variety of Putnam mutual funds. This section describes the goals and strategies of each of the underlying Putnam funds as of July 31, 2022. For more information, please see the funds’ prospectus.

Putnam Fixed Income Absolute Return Fund and Putnam Multi-Asset Absolute Return Fund

Each fund pursues an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time regardless of market conditions or general market direction. Putnam Fixed Income Absolute Return Fund invests in a broadly diversified portfolio reflecting uncorrelated fixed income strategies. Putnam Multi-Asset Absolute Return Fund combines two independent investment strategies: a directional strategy, which provides diversified exposure to investment markets, and non-directional strategy, which seeks positive returns that have minimal correlation with traditional asset classes and may use active trading. Actual allocations of both funds will vary.

Putnam Dynamic Asset Allocation Equity Fund

The fund’s portfolio invests mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide and is designed for investors seeking long-term growth. The fund typically allocates approximately 75% of its assets to investments in U.S. companies and 25% of its assets to international companies, but allocations may vary. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Growth Fund

The fund’s portfolio invests mainly in equity securities (growth or value stocks or both) of U.S. and non-U.S. companies of any size and is designed for investors seeking capital appreciation with moderate risk. The fund’s strategic equity weighting is 80% (the range is 65% to 95%), with the balance invested in a range of fixed income investments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Balanced Fund

The fund’s portfolio is diversified across stocks and bonds in global markets and is designed for investors seeking total return. The fund’s strategic equity allocation is 60% (the range is 45% to 75%), with the balance invested in bonds and money market instruments. The Portfolio Managers can adjust the allocations based on market conditions.

Putnam Dynamic Asset Allocation Conservative Fund

The fund’s globally diversified portfolio emphasizes bonds over stocks and is designed for investors who want to protect the value of their investment while receiving regular income and protection against inflation. The strategic fixed income allocation is 70% (with a range of 55% to 85%), with the balance invested in stocks and money market instruments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Government Money Market Fund

The fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance its total assets in cash, U.S. government securities, and repurchase agreements that are fully collateralized by U.S. government securities or cash.

RetirementReady® Funds 7

You can lose money by investing in Putnam Government Money Market Fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Each RetirementReady Fund has a different target date that may be attractive to investors who plan to retire or otherwise begin withdrawing assets from their account, typically at retirement. The funds are generally weighted more heavily toward more aggressive, higher-risk investments when the target date of the fund is far off, and more conservative, lower-risk investments when the target date of the fund is near. The principal value of the funds is not guaranteed at any time, including the target date.

Allocations by fund as of 7/31/22

Underlying Putnam Fund	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Putnam Dynamic Asset Allocation
Equity Fund	74.0%	69.8%	53.8%	34.7%	11.5%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation
Growth Fund	16.0%	19.8%	35.2%	53.1%	68.6%	55.6%	19.4%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation
Balanced Fund	0.0%	0.0%	0.0%	0.0%	3.3%	20.4%	46.6%	44.3%	16.1%	0.0%
Putnam Dynamic Asset Allocation
Conservative Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	11.3%	27.1%	34.7%
Putnam Multi-Asset Absolute
Return Fund	9.2%	9.2%	9.2%	9.4%	12.2%	16.2%	20.0%	24.9%	28.9%	29.6%
Putnam Fixed Income Absolute
Return Fund	0.6%	0.8%	1.4%	2.3%	2.8%	4.9%	9.2%	14.5%	22.0%	29.8%
Putnam Government Money
Market Fund	0.4%	0.5%	0.5%	0.5%	1.6%	2.9%	3.7%	5.0%	5.9%	5.9%

Percentages are based on net assets as of 7/31/22. Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%.

8 RetirementReady® Funds

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended July 31, 2022, the end of its most recent fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, R3, R4, R5, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Annualized fund performance Total return for periods ended 7/31/22

	Life of
	fund	1 year
2065 Fund
Class A (1/4/21)
Before sales charge	1.71%	–9.42%
After sales charge	–2.03	–14.63
Class C (1/4/21)
Before CDSC	0.98	–10.05
After CDSC	0.98	–10.91
Class R (1/4/21)
Net asset value	1.26	–9.89
Class R3 (1/4/21)
Net asset value	1.54	–9.58
Class R4 (1/4/21)
Net asset value	1.81	–9.35
Class R5 (1/4/21)
Net asset value	1.97	–9.21
Class R6 (1/4/21)
Net asset value	2.04	–9.11
Class Y (1/4/21)
Net asset value	1.97	–9.21

RetirementReady® Funds 9

Annualized fund performance Total return for periods ended 7/31/22 cont.

	Life of
	fund	5 years	3 years	1 year
2060 Fund
Class A (11/30/15)
Before sales charge	7.39%	6.78%	7.39%	–9.43%
After sales charge	6.44	5.52	5.29	–14.64
Class B (11/30/15)
Before CDSC	6.59	6.00	6.60	–10.08
After CDSC	6.59	5.68	5.71	–14.07
Class C (11/30/15)
Before CDSC	6.59	5.98	6.60	–10.13
After CDSC	6.59	5.98	6.60	–10.92
Class R (11/30/15)
Net asset value	7.08	6.47	7.04	–9.78
Class R3 (1/4/21)
Net asset value	7.30	6.69	7.30	–9.52
Class R4 (1/4/21)
Net asset value	7.57	6.96	7.57	–9.32
Class R5 (1/4/21)
Net asset value	7.71	7.12	7.71	–9.18
Class R6 (9/1/16)
Net asset value	7.74	7.16	7.78	–9.07
Class Y (11/30/15)
Net asset value	7.66	7.05	7.68	–9.23

10 RetirementReady® Funds

Annualized fund performance Total return for periods ended 7/31/22 cont.

	Life of
	fund	10 years	5 years	3 years	1 year
2055 Fund
Class A (11/30/10)
Before sales charge	8.55%	9.11%	6.53%	7.04%	–9.33%
After sales charge	8.00	8.46	5.27	4.95	–14.55
Class B (11/30/10)
Before CDSC	7.99	8.46	5.75	6.23	–9.92
After CDSC	7.99	8.46	5.45	5.34	–13.95
Class C (11/30/10)
Before CDSC	8.00	8.45	5.74	6.22	–10.01
After CDSC	8.00	8.45	5.74	6.22	–10.81
Class R (11/30/10)
Net asset value	8.26	8.81	6.22	6.69	–9.66
Class R3 (1/4/21)
Net asset value	8.49	9.04	6.47	6.95	–9.42
Class R4 (1/4/21)
Net asset value	8.76	9.31	6.73	7.22	–9.20
Class R5 (1/4/21)
Net asset value	8.87	9.44	6.89	7.36	–9.05
Class R6 (9/1/16)
Net asset value	8.88	9.45	6.92	7.40	–9.03
Class Y (11/30/10)
Net asset value	8.82	9.38	6.80	7.30	–9.07

RetirementReady® Funds 11

Annualized fund performance Total return for periods ended 7/31/22 cont.

	Life of
	fund	10 years	5 years	3 years	1 year
2050 Fund
Class A (5/2/05)
Before sales charge	6.50%	8.90%	6.26%	6.62%	–9.16%
After sales charge	6.13	8.26	5.01	4.54	–14.39
Class B (5/2/05)
Before CDSC	6.13	8.24	5.46	5.83	–9.82
After CDSC	6.13	8.24	5.16	4.93	–13.92
Class C (5/2/05)
Before CDSC	6.13	8.24	5.47	5.84	–9.81
After CDSC	6.13	8.24	5.47	5.84	–10.62
Class R (5/2/05)
Net asset value	6.22	8.61	5.95	6.27	–9.50
Class R3 (1/4/21)
Net asset value	6.43	8.82	6.17	6.49	–9.30
Class R4 (1/4/21)
Net asset value	6.70	9.10	6.44	6.76	–9.08
Class R5 (1/4/21)
Net asset value	6.79	9.21	6.58	6.92	–8.95
Class R6 (9/1/16)
Net asset value	6.80	9.23	6.61	6.98	–8.85
Class Y (5/2/05)
Net asset value	6.76	9.17	6.54	6.89	–8.89

12 RetirementReady® Funds

Annualized fund performance Total return for periods ended 7/31/22 cont.

	Life of
	fund	10 years	5 years	3 years	1 year
2045 Fund
Class A (11/1/04)
Before sales charge	6.38%	8.51%	5.80%	5.95%	–8.55%
After sales charge	6.03	7.87	4.55	3.88	–13.81
Class B (11/1/04)
Before CDSC	6.03	7.86	5.01	5.16	–9.22
After CDSC	6.03	7.86	4.72	4.29	–13.21
Class C (11/1/04)
Before CDSC	6.03	7.86	5.01	5.16	–9.25
After CDSC	6.03	7.86	5.01	5.16	–10.05
Class R (11/1/04)
Net asset value	6.11	8.21	5.49	5.62	–8.92
Class R3 (1/4/21)
Net asset value	6.31	8.43	5.72	5.87	–8.69
Class R4 (1/4/21)
Net asset value	6.58	8.71	5.99	6.14	–8.47
Class R5 (1/4/21)
Net asset value	6.68	8.83	6.13	6.25	–8.29
Class R6 (9/1/16)
Net asset value	6.68	8.84	6.16	6.30	–8.22
Class Y (11/1/04)
Net asset value	6.65	8.79	6.07	6.24	–8.34

RetirementReady® Funds 13

Annualized fund performance Total return for periods ended 7/31/22 cont.

	Life of
	fund	10 years	5 years	3 years	1 year
2040 Fund
Class A (11/1/04)
Before sales charge	6.10%	7.90%	5.08%	4.95%	–7.60%
After sales charge	5.75	7.26	3.84	2.90	–12.91
Class B (11/1/04)
Before CDSC	5.74	7.25	4.30	4.16	–8.31
After CDSC	5.74	7.25	3.99	3.28	–12.44
Class C (11/1/04)
Before CDSC	5.74	7.25	4.30	4.17	–8.27
After CDSC	5.74	7.25	4.30	4.17	–9.09
Class R (11/1/04)
Net asset value	5.82	7.60	4.77	4.60	–7.97
Class R3 (1/4/21)
Net asset value	6.00	7.79	4.96	4.82	–7.73
Class R4 (1/4/21)
Net asset value	6.26	8.06	5.23	5.09	–7.49
Class R5 (1/4/21)
Net asset value	6.38	8.20	5.40	5.26	–7.34
Class R6 (9/1/16)
Net asset value	6.39	8.22	5.44	5.31	–7.28
Class Y (11/1/04)
Net asset value	6.36	8.17	5.34	5.21	–7.35

14 RetirementReady® Funds

Annualized fund performance Total return for periods ended 7/31/22 cont.

	Life of
	fund	10 years	5 years	3 years	1 year
2035 Fund
Class A (11/1/04)
Before sales charge	5.59%	6.97%	4.20%	3.74%	–6.43%
After sales charge	5.24	6.34	2.97	1.71	–11.81
Class B (11/1/04)
Before CDSC	5.23	6.33	3.42	2.96	–7.17
After CDSC	5.23	6.33	3.10	2.07	–11.31
Class C (11/1/04)
Before CDSC	5.23	6.33	3.42	2.97	–7.15
After CDSC	5.23	6.33	3.42	2.97	–7.97
Class R (11/1/04)
Net asset value	5.30	6.68	3.88	3.39	–6.83
Class R3 (1/4/21)
Net asset value	5.47	6.85	4.09	3.63	–6.58
Class R4 (1/4/21)
Net asset value	5.73	7.12	4.34	3.88	–6.36
Class R5 (1/4/21)
Net asset value	5.84	7.25	4.49	4.01	–6.24
Class R6 (9/1/16)
Net asset value	5.88	7.30	4.56	4.10	–6.11
Class Y (11/1/04)
Net asset value	5.85	7.24	4.47	4.02	–6.23

RetirementReady® Funds 15

Annualized fund performance Total return for periods ended 7/31/22 cont.

	Life of
	fund	10 years	5 years	3 years	1 year
2030 Fund
Class A (11/1/04)
Before sales charge	4.96%	5.82%	3.20%	2.35%	–5.36%
After sales charge	4.61	5.19	1.98	0.35	–10.81
Class B (11/1/04)
Before CDSC	4.60	5.19	2.43	1.59	–6.07
After CDSC	4.60	5.19	2.10	0.68	–10.37
Class C (11/1/04)
Before CDSC	4.60	5.19	2.44	1.60	–6.05
After CDSC	4.60	5.19	2.44	1.60	–6.91
Class R (11/1/04)
Net asset value	4.68	5.54	2.89	2.01	–5.76
Class R3 (1/4/21)
Net asset value	4.82	5.68	3.07	2.21	–5.48
Class R4 (1/4/21)
Net asset value	5.08	5.95	3.33	2.47	–5.23
Class R5 (1/4/21)
Net asset value	5.18	6.07	3.48	2.63	–5.11
Class R6 (9/1/16)
Net asset value	5.25	6.14	3.55	2.70	–5.01
Class Y (11/1/04)
Net asset value	5.22	6.09	3.47	2.61	–5.11

16 RetirementReady® Funds

Annualized fund performance Total return for periods ended 7/31/22 cont.

	Life of
	fund	10 years	5 years	3 years	1 year
2025 Fund
Class A (11/1/04)
Before sales charge	4.21%	4.54%	2.11%	0.99%	–4.48%
After sales charge	3.86	3.92	0.91	–0.98	–9.97
Class B (11/1/04)
Before CDSC	3.86	3.91	1.35	0.22	–5.19
After CDSC	3.86	3.91	1.01	–0.69	–9.64
Class C (11/1/04)
Before CDSC	3.86	3.91	1.35	0.24	–5.17
After CDSC	3.86	3.91	1.35	0.24	–6.06
Class R (11/1/04)
Net asset value	3.94	4.25	1.81	0.67	–4.83
Class R3 (1/4/21)
Net asset value	4.06	4.39	1.97	0.86	–4.59
Class R4 (1/4/21)
Net asset value	4.32	4.65	2.22	1.10	–4.38
Class R5 (1/4/21)
Net asset value	4.43	4.78	2.38	1.25	–4.21
Class R6 (9/1/16)
Net asset value	4.50	4.86	2.46	1.34	–4.16
Class Y (11/1/04)
Net asset value	4.47	4.80	2.37	1.25	–4.21

RetirementReady® Funds 17

Annualized fund performance Total return for periods ended 7/31/22 cont.

	Life of
	fund	10 years	5 years	3 years	1 year
Maturity Fund
Class A (11/1/04)
Before sales charge	2.46%	2.26%	0.96%	–0.28%	–3.90%
After sales charge	2.22	1.84	0.14	–1.63	–7.75
Class B (11/1/04)
Before CDSC	2.11	1.65	0.22	–1.01	–4.62
After CDSC	2.11	1.65	–0.15	–1.96	–9.25
Class C (11/1/04)
Before CDSC	2.12	1.64	0.20	–1.03	–4.61
After CDSC	2.12	1.64	0.20	–1.03	–5.54
Class R (11/1/04)
Net asset value	2.19	1.98	0.66	–0.59	–4.28
Class R3 (1/4/21)
Net asset value	2.30	2.10	0.80	–0.45	–4.09
Class R4 (1/4/21)
Net asset value	2.56	2.36	1.06	–0.19	–3.81
Class R5 (1/4/21)
Net asset value	2.67	2.50	1.23	–0.03	–3.66
Class R6 (9/1/16)
Net asset value	2.74	2.57	1.31	0.07	–3.55
Class Y (11/1/04)
Net asset value	2.71	2.52	1.22	–0.02	–3.66

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A shares reflect the deduction of the maximum 5.75% sales charge levied at the time of purchase. The maximum sales charges for RetirementReady Maturity Fund class A shares is 4.00%. Class B share returns after the contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R3, R4, R5, R6, and Y shares have no initial sales charge or CDSC. Performance for class R3 shares prior to their inception is derived from the performance of class Y shares, adjusted for the higher 12b-1 and investor servicing fees applicable to class R3 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R3 shares). Performance for class R4 shares prior to their inception is derived from the performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R4 shares). For the 2060, 2055, 2050, and 2045 Funds, performance for class R5 shares prior to their inception is derived from the historical performance of class R6 shares and has not been adjusted for the lower fund expenses applicable to class R5 shares (relative to the comparable expenses applicable to class R6 shares prior to the inception of class R5 shares); had it, returns would have been higher. For the 2040, 2035, 2030, 2025, and Maturity Funds, performance for class R5 shares prior to their inception is derived from the historical performance of class R6 shares, adjusted for higher investor servicing fees applicable to class R5 shares (relative to the comparable fees applicable to class R6 shares prior to the inception of class R5 shares). Performance for class R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees for class R6 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R6 shares); had it, returns would have been higher.

For a portion of the periods, these funds had expense limitations, without which returns would have been lower.

For the funds with eight years of performance, class B and C share performance reflects conversion to class A shares after eight years.

18 RetirementReady® Funds

Comparative annualized index returns For periods ended 7/31/22

	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index
Life of fund (since 11/1/04)*	9.75%	3.34%
Life of fund (since 5/2/05)†	9.84	3.38
Life of fund (since 11/30/10)‡	13.55	2.30
Life of fund (since 11/30/15)§	12.92	1.71
Life of fund (since 1/4/21)**	7.73	–6.16
10 years	13.80	1.65
5 years	12.83	1.28
3 years	13.36	–0.21
1 year	–4.64	–9.12

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

* Inception date of all the Putnam RetirementReady Funds with the exception of the 2050, 2055, 2060, and 2065 Fund.

† Inception date of the Putnam RetirementReady 2050 Fund.

‡ Inception date of the Putnam RetirementReady 2055 Fund.

§ Inception date of the Putnam RetirementReady 2060 Fund.

** Inception date of the Putnam RetirementReady 2065 Fund.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class C shares would have been valued at $10,155. A $10,000 investment in the fund’s class R, R3, R4, R5, R6, and Y shares would have been valued at $10,200, $10,244, $10,289, $10,314, $10,325, and $10,314, respectively. See first page of performance section for performance calculation method.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

RetirementReady® Funds 19

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $15,301 and $15,300. A $10,000 investment in the fund’s class R, R3, R4, R5, R6, and Y shares would have been valued at $15,783, $15,997, $16,265, $16,412, $16,443, and $16,354, respectively. See first page of performance section for performance calculation method.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $22,522 and $22,511, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class R, R3, R4, R5, R6, and Y shares would have been valued at $23,257, $23,753, $24,361, $24,641, $24,664, and $24,509, respectively. See first page of performance section for performance calculation method.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

20 RetirementReady® Funds

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $22,070 and $22,084, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class R, R3, R4, R5, R6, and Y shares would have been valued at $22,832, $23,294, $23,881, $24,141, $24,178, and $24,055, respectively. See first page of performance section for performance calculation method.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $21,317 and $21,313, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class R, R3, R4, R5, R6, and Y shares would have been valued at $22,013, $22,469, $23,050, $23,300, $23,332, and $23,212, respectively. See first page of performance section for performance calculation method.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

RetirementReady® Funds 21

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $20,140 and $20,130, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class R, R3, R4, R5, R6, and Y shares would have been valued at $20,806, $21,180, $21,712, $21,999, $22,041, and $21,927, respectively. See first page of performance section for performance calculation method.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $18,468 and $18,479, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class R, R3, R4, R5, R6, and Y shares would have been valued at $19,093, $19,406, $19,893, $20,130, $20,232, and $20,124, respectively. See first page of performance section for performance calculation method.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

22 RetirementReady® Funds

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $16,584 and $16,586, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class R, R3, R4, R5, R6, and Y shares would have been valued at $17,141, $17,382, $17,822, $18,033, $18,147, and $18,057, respectively. See first page of performance section for performance calculation method.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $14,678 and $14,680, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class R, R3, R4, R5, R6, and Y shares would have been valued at $15,161, $15,372, $15,754, $15,956, $16,072, and $15,984, respectively. See first page of performance section for performance calculation method.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

RetirementReady® Funds 23

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $11,776 and $11,771, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class R, R3, R4, R5, R6, and Y shares would have been valued at $12,166, $12,307, $12,627, $12,796, $12,892, and $12,821, respectively. See first page of performance section for performance calculation method.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

24 RetirementReady® Funds

Fund price and distribution information For the 12-month period ended 7/31/22

Distributions
			Capital gains
			Long-term	Short-term
	Number	Income	gains	gains	Total	Share value	7/31/21	7/31/22
2065 Fund

Class A	1	$0.530099	—	$0.102901	$0.633000	Before sales charge	$11.34	$9.72
						After sales charge	12.03	10.31
Class C	1	0.491099	—	0.102901	0.594000	Net asset value	11.29	9.64
Class R	1	0.473099	—	0.102901	0.576000	Net asset value	11.32	9.70
Class R3	1	0.500099	—	0.102901	0.603000	Net asset value	11.33	9.72
Class R4	1	0.527099	—	0.102901	0.630000	Net asset value	11.35	9.74
Class R5	1	0.544099	—	0.102901	0.647000	Net asset value	11.36	9.75
Class R6	1	0.556099	—	0.102901	0.659000	Net asset value	11.36	9.75
Class Y	1	0.544099	—	0.102901	0.647000	Net asset value	11.36	9.75
2060 Fund

Class A	1	$0.697546	$0.929454	$0.107000	$1.734000	Before sales charge	$13.89	$11.07
						After sales charge	14.74	11.75
Class B	1	0.571546	0.929454	0.107000	1.608000	Net asset value	13.75	10.97
Class C	1	0.606546	0.929454	0.107000	1.643000	Net asset value	13.67	10.86
Class R	1	0.638546	0.929454	0.107000	1.675000	Net asset value	13.94	11.12
Class R3	1	0.677546	0.929454	0.107000	1.714000	Net asset value	13.94	11.12
Class R4	1	0.706546	0.929454	0.107000	1.743000	Net asset value	13.96	11.14
Class R5	1	0.726546	0.929454	0.107000	1.763000	Net asset value	13.97	11.15
Class R6	1	0.740546	0.929454	0.107000	1.777000	Net asset value	13.98	11.16
Class Y	1	0.732546	0.929454	0.107000	1.769000	Net asset value	13.94	11.11
2055 Fund

Class A	1	$0.689000	$0.920000	—	$1.609000	Before sales charge	$13.76	$11.07
						After sales charge	14.60	11.75
Class B	1	0.568000	0.920000	—	1.488000	Net asset value	13.56	10.92
Class C	1	0.585000	0.920000	—	1.505000	Net asset value	13.29	10.65
Class R	1	0.287000	0.920000	—	1.207000	Net asset value	13.74	11.36
Class R3	1	0.668000	0.920000	—	1.588000	Net asset value	13.84	11.15
Class R4	1	0.698000	0.920000	—	1.618000	Net asset value	13.86	11.17
Class R5	1	0.719000	0.920000	—	1.639000	Net asset value	13.87	11.18
Class R6	1	0.733000	0.920000	—	1.653000	Net asset value	13.88	11.18
Class Y	1	0.723000	0.920000	—	1.643000	Net asset value	13.91	11.21
2050 Fund

Class A	1	$1.096000	$1.190000	—	$2.286000	Before sales charge	$22.32	$18.27
						After sales charge	23.68	19.38
Class B	1	0.856000	1.190000	—	2.046000	Net asset value	21.72	17.80
Class C	1	0.909000	1.190000	—	2.099000	Net asset value	21.37	17.44
Class R	1	0.950000	1.190000	—	2.140000	Net asset value	21.74	17.80
Class R3	1	1.061000	1.190000	—	2.251000	Net asset value	22.23	18.19
Class R4	1	1.099000	1.190000	—	2.289000	Net asset value	22.26	18.23
Class R5	1	1.150000	1.190000	—	2.340000	Net asset value	22.28	18.23
Class R6	1	1.172000	1.190000	—	2.362000	Net asset value	22.29	18.24
Class Y	1	1.154000	1.190000	—	2.344000	Net asset value	22.27	18.23

RetirementReady® Funds 25

Fund price and distribution information For the 12-month period ended 7/31/22 cont.

Distributions
			Capital gains
			Long-term	Short-term
	Number	Income	gains	gains	Total	Share value	7/31/21	7/31/22
2045 Fund

Class A	1	$1.369000	$1.415000	$0.003000	$2.787000	Before sales charge	$24.20	$19.66
						After sales charge	25.68	20.86
Class B	1	1.215000	1.415000	0.003000	2.633000	Net asset value	21.20	16.92
Class C	1	1.211000	1.415000	0.003000	2.629000	Net asset value	21.18	16.90
Class R	1	1.094000	1.415000	0.003000	2.512000	Net asset value	25.19	20.72
Class R3	1	1.306000	1.415000	0.003000	2.724000	Net asset value	30.24	25.20
Class R4	1	1.383000	1.415000	0.003000	2.801000	Net asset value	30.29	25.24
Class R5	1	1.427000	1.415000	0.003000	2.845000	Net asset value	30.31	25.27
Class R6	1	1.458000	1.415000	0.003000	2.876000	Net asset value	30.33	25.28
Class Y	1	1.433000	1.415000	0.003000	2.851000	Net asset value	30.33	25.27
2040 Fund

Class A	1	$1.332000	$1.230000	—	$2.562000	Before sales charge	$25.95	$21.67
						After sales charge	27.53	22.99
Class B	1	1.089000	1.230000	—	2.319000	Net asset value	22.99	19.00
Class C	1	1.185000	1.230000	—	2.415000	Net asset value	22.53	18.50
Class R	1	0.781000	1.230000	—	2.011000	Net asset value	26.76	22.82
Class R3	1	1.247000	1.230000	—	2.477000	Net asset value	31.18	26.54
Class R4	1	1.334000	1.230000	—	2.564000	Net asset value	31.22	26.57
Class R5	1	1.391000	1.230000	—	2.621000	Net asset value	31.25	26.59
Class R6	1	1.422000	1.230000	—	2.652000	Net asset value	31.27	26.60
Class Y	1	1.393000	1.230000	—	2.623000	Net asset value	31.20	26.54
2035 Fund

Class A	1	$1.266443	$1.430491	$0.001066	$2.698000	Before sales charge	$25.36	$21.25
						After sales charge	26.91	22.55
Class B	1	1.080443	1.430491	0.001066	2.512000	Net asset value	22.76	18.83
Class C	1	1.113443	1.430491	0.001066	2.545000	Net asset value	22.56	18.62
Class R	1	1.095443	1.430491	0.001066	2.527000	Net asset value	24.07	20.11
Class R3	1	1.188443	1.430491	0.001066	2.620000	Net asset value	30.30	25.90
Class R4	1	1.279443	1.430491	0.001066	2.711000	Net asset value	30.34	25.92
Class R5	1	1.323443	1.430491	0.001066	2.755000	Net asset value	30.37	25.94
Class R6	1	1.353443	1.430491	0.001066	2.785000	Net asset value	30.38	25.96
Class Y	1	1.327443	1.430491	0.001066	2.759000	Net asset value	30.35	25.92
2030 Fund

Class A	1	$1.021702	$1.082298	—	$2.104000	Before sales charge	$23.86	$20.61
						After sales charge	25.32	21.87
Class B	1	0.791702	1.082298	—	1.874000	Net asset value	22.30	19.20
Class C	1	0.812702	1.082298	—	1.895000	Net asset value	22.03	18.93
Class R	1	0.923702	1.082298	—	2.006000	Net asset value	22.17	19.02
Class R3	1	0.955702	1.082298	—	2.038000	Net asset value	27.61	24.19
Class R4	1	1.034702	1.082298	—	2.117000	Net asset value	27.65	24.22
Class R5	1	1.077702	1.082298	—	2.160000	Net asset value	27.68	24.24
Class R6	1	1.104702	1.082298	—	2.187000	Net asset value	27.69	24.25
Class Y	1	1.079702	1.082298	—	2.162000	Net asset value	27.63	24.19

26 RetirementReady® Funds

Fund price and distribution information For the 12-month period ended 7/31/22 cont.

Distributions
			Capital gains
			Long-term	Short-term
	Number	Income	gains	gains	Total	Share value	7/31/21	7/31/22
2025 Fund

Class A	1	$0.660000	$0.792000	—	$1.452000	Before sales charge	$22.72	$20.32
						After sales charge	24.11	21.56
Class B	1	0.483000	0.792000	—	1.275000	Net asset value	20.83	18.54
Class C	1	0.487000	0.792000	—	1.279000	Net asset value	20.61	18.33
Class R	1	0.578000	0.792000	—	1.370000	Net asset value	21.06	18.74
Class R3	1	0.585000	0.792000	—	1.377000	Net asset value	22.63	20.28
Class R4	1	0.675000	0.792000	—	1.467000	Net asset value	22.66	20.27
Class R5	1	0.711000	0.792000	—	1.503000	Net asset value	22.68	20.29
Class R6	1	0.734000	0.792000	—	1.526000	Net asset value	22.70	20.30
Class Y	1	0.713000	0.792000	—	1.505000	Net asset value	22.66	20.27
Maturity Fund

Class A	12	$0.445000	$0.184000	—	$0.629000	Before sales charge	$17.41	$16.12
						After sales charge	18.14	16.79
Class B	12	0.320000	0.184000	—	0.504000	Net asset value	16.96	15.69
Class C	12	0.320000	0.184000	—	0.504000	Net asset value	17.00	15.73
Class R	12	0.380000	0.184000	—	0.564000	Net asset value	17.39	16.10
Class R3	12	0.420000	0.184000	—	0.604000	Net asset value	17.47	16.17
Class R4	12	0.459000	0.184000	—	0.643000	Net asset value	17.47	16.18
Class R5	12	0.485000	0.184000	—	0.669000	Net asset value	17.47	16.18
Class R6	12	0.503000	0.184000	—	0.687000	Net asset value	17.47	16.18
Class Y	12	0.485000	0.184000	—	0.669000	Net asset value	17.47	16.18

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares for all funds except RetirementReady Maturity Fund, for which the rate is 4.00% for class A shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

RetirementReady® Funds 27

Annualized fund performance as of the most recent calendar quarter
Total return for periods ended 6/30/22

	Life of
	fund	1 year
2065 Fund
Class A (1/4/21)
Before sales charge	–2.72%	–14.71%
After sales charge	–6.48	–19.62
Class C (1/4/21)
Before CDSC	–3.42	–15.33
After CDSC	–3.42	–16.14
Class R (1/4/21)
Net asset value	–3.03	–14.98
Class R3 (1/4/21)
Net asset value	–2.82	–14.84
Class R4 (1/4/21)
Net asset value	–2.60	–14.63
Class R5 (1/4/21)
Net asset value	–2.43	–14.49
Class R6 (1/4/21)
Net asset value	–2.37	–14.40
Class Y (1/4/21)
Net asset value	–2.43	–14.49

28 RetirementReady® Funds

Annualized fund performance as of the most recent calendar quarter
Total return for periods ended 6/30/22 cont.

	Life of
	fund	5 years	3 years	1 year
2060 Fund
Class A (11/30/15)
Before sales charge	6.41%	5.85%	5.24%	–14.56%
After sales charge	5.46	4.61	3.18	–19.47
Class B (11/30/15)
Before CDSC	5.61	5.07	4.44	–15.26
After CDSC	5.61	4.75	3.57	–19.02
Class C (11/30/15)
Before CDSC	5.61	5.06	4.42	–15.22
After CDSC	5.61	5.06	4.42	–15.97
Class R (11/30/15)
Net asset value	6.11	5.55	4.87	–14.93
Class R3 (1/4/21)
Net asset value	6.31	5.74	5.09	–14.77
Class R4 (1/4/21)
Net asset value	6.58	6.02	5.36	–14.50
Class R5 (1/4/21)
Net asset value	6.73	6.18	5.50	–14.43
Class R6 (9/1/16)
Net asset value	6.76	6.22	5.57	–14.26
Class Y (11/30/15)
Net asset value	6.67	6.10	5.46	–14.44

RetirementReady® Funds 29

Annualized fund performance as of the most recent calendar quarter
Total return for periods ended 6/30/22 cont.

	Life of
	fund	10 years	5 years	3 years	1 year
2055 Fund
Class A (11/30/10)
Before sales charge	8.01%	8.52%	5.65%	4.93%	–14.36%
After sales charge	7.46	7.88	4.40	2.88	–19.29
Class B (11/30/10)
Before CDSC	7.45	7.88	4.85	4.14	–15.03
After CDSC	7.45	7.88	4.55	3.26	–18.83
Class C (11/30/10)
Before CDSC	7.46	7.89	4.87	4.18	–14.93
After CDSC	7.46	7.89	4.87	4.18	–15.69
Class R (11/30/10)
Net asset value	7.73	8.24	5.35	4.61	–14.67
Class R3 (1/4/21)
Net asset value	7.95	8.45	5.55	4.85	–14.49
Class R4 (1/4/21)
Net asset value	8.22	8.73	5.84	5.12	–14.27
Class R5 (1/4/21)
Net asset value	8.33	8.86	6.00	5.23	–14.12
Class R6 (9/1/16)
Net asset value	8.34	8.87	6.02	5.26	–14.10
Class Y (11/30/10)
Net asset value	8.29	8.80	5.91	5.21	–14.13

30 RetirementReady® Funds

Annualized fund performance as of the most recent calendar quarter
Total return for periods ended 6/30/22 cont.

	Life of
	fund	10 years	5 years	3 years	1 year
2050 Fund
Class A (5/2/05)
Before sales charge	6.16%	8.36%	5.44%	4.65%	–13.99%
After sales charge	5.79	7.72	4.19	2.61	–18.94
Class B (5/2/05)
Before CDSC	5.79	7.70	4.64	3.85	–14.67
After CDSC	5.79	7.70	4.34	2.96	–18.55
Class C (5/2/05)
Before CDSC	5.79	7.70	4.64	3.85	–14.66
After CDSC	5.79	7.70	4.64	3.85	–15.43
Class R (5/2/05)
Net asset value	5.87	8.05	5.11	4.29	–14.38
Class R3 (1/4/21)
Net asset value	6.08	8.28	5.33	4.53	–14.14
Class R4 (1/4/21)
Net asset value	6.35	8.55	5.60	4.80	–13.88
Class R5 (1/4/21)
Net asset value	6.44	8.67	5.77	4.96	–13.76
Class R6 (9/1/16)
Net asset value	6.45	8.69	5.80	5.02	–13.67
Class Y (5/2/05)
Net asset value	6.42	8.62	5.69	4.91	–13.80

RetirementReady® Funds 31

Annualized fund performance as of the most recent calendar quarter
Total return for periods ended 6/30/22 cont.

	Life of
	fund	10 years	5 years	3 years	1 year
2045 Fund
Class A (11/1/04)
Before sales charge	6.08%	8.04%	5.08%	4.20%	–12.98%
After sales charge	5.73	7.40	3.84	2.17	–17.98
Class B (11/1/04)
Before CDSC	5.73	7.39	4.28	3.40	–13.66
After CDSC	5.73	7.39	4.00	2.54	–17.45
Class C (11/1/04)
Before CDSC	5.72	7.39	4.28	3.41	–13.63
After CDSC	5.72	7.39	4.28	3.41	–14.39
Class R (11/1/04)
Net asset value	5.81	7.74	4.76	3.85	–13.36
Class R3 (1/4/21)
Net asset value	6.02	7.97	5.00	4.12	–13.12
Class R4 (1/4/21)
Net asset value	6.28	8.24	5.27	4.39	–12.88
Class R5 (1/4/21)
Net asset value	6.37	8.35	5.41	4.49	–12.77
Class R6 (9/1/16)
Net asset value	6.38	8.37	5.44	4.54	–12.68
Class Y (11/1/04)
Net asset value	6.35	8.32	5.36	4.49	–12.75

32 RetirementReady® Funds

Annualized fund performance as of the most recent calendar quarter
Total return for periods ended 6/30/22 cont.

	Life of
	fund	10 years	5 years	3 years	1 year
2040 Fund
Class A (11/1/04)
Before sales charge	5.84%	7.51%	4.48%	3.45%	–11.55%
After sales charge	5.48	6.87	3.25	1.43	–16.63
Class B (11/1/04)
Before CDSC	5.48	6.87	3.70	2.68	–12.22
After CDSC	5.48	6.87	3.40	1.81	–16.18
Class C (11/1/04)
Before CDSC	5.48	6.86	3.70	2.67	–12.19
After CDSC	5.48	6.86	3.70	2.67	–12.98
Class R (11/1/04)
Net asset value	5.56	7.21	4.17	3.10	–11.90
Class R3 (1/4/21)
Net asset value	5.73	7.40	4.37	3.33	–11.69
Class R4 (1/4/21)
Net asset value	6.00	7.67	4.64	3.60	–11.42
Class R5 (1/4/21)
Net asset value	6.11	7.81	4.80	3.75	–11.28
Class R6 (9/1/16)
Net asset value	6.13	7.83	4.84	3.80	–11.22
Class Y (11/1/04)
Net asset value	6.10	7.77	4.74	3.70	–11.33

RetirementReady® Funds 33

Annualized fund performance as of the most recent calendar quarter
Total return for periods ended 6/30/22 cont.

	Life of
	fund	10 years	5 years	3 years	1 year
2035 Fund
Class A (11/1/04)
Before sales charge	5.36%	6.66%	3.69%	2.50%	–9.88%
After sales charge	5.01	6.03	2.47	0.50	–15.06
Class B (11/1/04)
Before CDSC	5.00	6.03	2.92	1.74	–10.57
After CDSC	5.00	6.03	2.61	0.86	–14.55
Class C (11/1/04)
Before CDSC	5.01	6.02	2.92	1.73	–10.58
After CDSC	5.01	6.02	2.92	1.73	–11.38
Class R (11/1/04)
Net asset value	5.08	6.37	3.39	2.17	–10.26
Class R3 (1/4/21)
Net asset value	5.24	6.54	3.57	2.39	–10.03
Class R4 (1/4/21)
Net asset value	5.51	6.81	3.84	2.65	–9.80
Class R5 (1/4/21)
Net asset value	5.61	6.94	3.99	2.78	–9.66
Class R6 (9/1/16)
Net asset value	5.66	6.99	4.05	2.85	–9.57
Class Y (11/1/04)
Net asset value	5.63	6.93	3.97	2.78	–9.66

34 RetirementReady® Funds

Annualized fund performance as of the most recent calendar quarter
Total return for periods ended 6/30/22 cont.

	Life of
	fund	10 years	5 years	3 years	1 year
2030 Fund
Class A (11/1/04)
Before sales charge	4.78%	5.62%	2.82%	1.46%	–8.13%
After sales charge	4.43	4.99	1.61	–0.52	–13.41
Class B (11/1/04)
Before CDSC	4.43	4.99	2.05	0.69	–8.80
After CDSC	4.43	4.99	1.72	–0.20	–12.98
Class C (11/1/04)
Before CDSC	4.43	4.99	2.06	0.69	–8.83
After CDSC	4.43	4.99	2.06	0.69	–9.66
Class R (11/1/04)
Net asset value	4.51	5.33	2.51	1.10	–8.54
Class R3 (1/4/21)
Net asset value	4.64	5.47	2.69	1.32	–8.30
Class R4 (1/4/21)
Net asset value	4.91	5.74	2.95	1.57	–8.06
Class R5 (1/4/21)
Net asset value	5.01	5.86	3.10	1.71	–7.91
Class R6 (9/1/16)
Net asset value	5.07	5.93	3.17	1.79	–7.81
Class Y (11/1/04)
Net asset value	5.04	5.88	3.08	1.70	–7.92

RetirementReady® Funds 35

Annualized fund performance as of the most recent calendar quarter
Total return for periods ended 6/30/22 cont.

	Life of
	fund	10 years	5 years	3 years	1 year
2025 Fund
Class A (11/1/04)
Before sales charge	4.09%	4.43%	1.85%	0.40%	–6.70%
After sales charge	3.74	3.81	0.65	–1.56	–12.06
Class B (11/1/04)
Before CDSC	3.74	3.81	1.07	–0.37	–7.44
After CDSC	3.74	3.81	0.74	–1.28	–11.78
Class C (11/1/04)
Before CDSC	3.73	3.81	1.09	–0.35	–7.41
After CDSC	3.73	3.81	1.09	–0.35	–8.27
Class R (11/1/04)
Net asset value	3.81	4.14	1.55	0.07	–7.07
Class R3 (1/4/21)
Net asset value	3.94	4.27	1.69	0.24	–6.86
Class R4 (1/4/21)
Net asset value	4.20	4.54	1.95	0.49	–6.61
Class R5 (1/4/21)
Net asset value	4.30	4.67	2.12	0.66	–6.49
Class R6 (9/1/16)
Net asset value	4.38	4.74	2.20	0.74	–6.39
Class Y (11/1/04)
Net asset value	4.35	4.69	2.10	0.64	–6.49

36 RetirementReady® Funds

Annualized fund performance as of the most recent calendar quarter
Total return for periods ended 6/30/22 cont.

	Life of
	fund	10 years	5 years	3 years	1 year
Maturity Fund
Class A (11/1/04)
Before sales charge	2.36%	2.19%	0.71%	–0.67%	–5.96%
After sales charge	2.12	1.77	–0.11	–2.02	–9.72
Class B (11/1/04)
Before CDSC	2.01	1.58	–0.03	–1.41	–6.66
After CDSC	2.01	1.58	–0.40	–2.35	–11.19
Class C (11/1/04)
Before CDSC	2.01	1.58	–0.04	–1.41	–6.65
After CDSC	2.01	1.58	–0.04	–1.41	–7.56
Class R (11/1/04)
Net asset value	2.09	1.91	0.42	–1.00	–6.34
Class R3 (1/4/21)
Net asset value	2.20	2.03	0.56	–0.83	–6.08
Class R4 (1/4/21)
Net asset value	2.46	2.29	0.81	–0.59	–5.86
Class R5 (1/4/21)
Net asset value	2.57	2.42	0.98	–0.41	–5.71
Class R6 (9/1/16)
Net asset value	2.64	2.50	1.06	–0.32	–5.61
Class Y (11/1/04)
Net asset value	2.61	2.44	0.97	–0.43	–5.71

See the discussion following the fund performance tables on page 18 for information about the calculation of fund performance.

RetirementReady® Funds 37

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2065 Fund
Net expenses for the fiscal
year ended 7/31/21*#	0.90%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
Total annual operating expenses
for the fiscal year ended 7/31/21#	78.52%	79.27%	78.92%	78.67%	78.42%	78.27%	78.17%	78.27%
Annualized expense ratio for the
six-month period ended 7/31/22†‡	0.28%	1.03%	0.68%	0.43%	0.18%	0.03%	–0.07%	0.03%

	Class A	Class B	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2060 Fund
Net expenses for the fiscal
year ended 7/31/21**#	0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
Total annual operating
expenses for the fiscal year
ended 7/31/21#	3.56%	4.31%	4.31%	3.96%	3.71%	3.46%	3.31%	3.21%	3.31%
Annualized expense ratio for
the six-month period ended
7/31/22†‡	0.28%	1.03%	1.03%	0.68%	0.43%	0.18%	0.03%	–0.07%	0.03%
2055 Fund
Net expenses for the fiscal
year ended 7/31/21*	0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
Total annual operating
expenses for the fiscal year
ended 7/31/21#	1.84%	2.59%	2.59%	2.24%	1.99%	1.74%	1.59%	1.49%	1.59%
Annualized expense ratio for
the six-month period ended
7/31/22†‡	0.27%	1.02%	1.02%	0.67%	0.42%	0.17%	0.02%	–0.08%	0.02%
2050 Fund
Net expenses for the fiscal
year ended 7/31/21*	0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
Total annual operating
expenses for the fiscal year
ended 7/31/21#	1.65%	2.40%	2.40%	2.05%	1.80%	1.55%	1.40%	1.30%	1.40%
Annualized expense ratio for
the six-month period ended
7/31/22†‡	0.27%	1.02%	1.02%	0.67%	0.42%	0.17%	0.02%	–0.08%	0.02%

38 RetirementReady® Funds

Expense ratios cont.

	Class A	Class B	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2045 Fund
Net expenses for the fiscal
year ended 7/31/21*	0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
Total annual operating
expenses for the fiscal year
ended 7/31/21#	1.60%	2.35%	2.35%	2.00%	1.75%	1.50%	1.35%	1.25%	1.35%
Annualized expense ratio for
the six-month period ended
7/31/22†‡	0.27%	1.02%	1.02%	0.67%	0.42%	0.17%	0.02%	–0.08%	0.02%
2040 Fund
Net expenses for the fiscal
year ended 7/31/21*	0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
Total annual operating
expenses for the fiscal year
ended 7/31/21#	1.53%	2.28%	2.28%	1.93%	1.68%	1.43%	1.28%	1.18%	1.28%
Annualized expense ratio for
the six-month period ended
7/31/22†‡	0.28%	1.03%	1.03%	0.68%	0.43%	0.18%	0.03%	–0.07%	0.03%
2035 Fund
Net expenses for the fiscal
year ended 7/31/21*	0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
Total annual operating
expenses for the fiscal year
ended 7/31/21#	1.49%	2.24%	2.24%	1.89%	1.64%	1.39%	1.24%	1.14%	1.24%
Annualized expense ratio for
the six-month period ended
7/31/22†‡	0.32%	1.07%	1.07%	0.72%	0.47%	0.22%	0.07%	–0.03%	0.07%
2030 Fund
Net expenses for the fiscal
year ended 7/31/21*	0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
Total annual operating
expenses for the fiscal year
ended 7/31/21#	1.43%	2.18%	2.18%	1.83%	1.58%	1.33%	1.18%	1.08%	1.18%
Annualized expense ratio for
the six-month period ended
7/31/22†‡	0.34%	1.09%	1.09%	0.74%	0.49%	0.24%	0.09%	–0.01%	0.09%
2025 Fund
Net expenses for the fiscal
year ended 7/31/21*	0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
Total annual operating
expenses for the fiscal year
ended 7/31/21#	1.43%	2.18%	2.18%	1.83%	1.58%	1.33%	1.18%	1.08%	1.18%
Annualized expense ratio for
the six-month period ended
7/31/22†‡	0.34%	1.09%	1.09%	0.74%	0.49%	0.24%	0.09%	–0.01%	0.09%

RetirementReady® Funds 39

Expense ratios cont.

	Class A	Class B	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
Maturity Fund
Net expenses for the fiscal
year ended 7/31/21*	0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
Total annual operating
expenses for the fiscal year
ended 7/31/21#	1.41%	2.16%	2.16%	1.81%	1.56%	1.31%	1.16%	1.06%	1.16%
Annualized expense ratio for
the six-month period ended
7/31/22†‡	0.35%	1.10%	1.10%	0.75%	0.50%	0.25%	0.10%	0.00%	0.10%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and differs from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Prospectus expense information also includes the impact of acquired fund fees and expense in which each fund invests (see table below), which are not included in financial highlights or annualized expense ratios.

2065 Fund	0.60%
2060 Fund	0.60%
2055 Fund	0.61%
2050 Fund	0.61%
2045 Fund	0.60%
2040 Fund	0.57%
2035 Fund	0.54%
2030 Fund	0.51%
2025 Fund	0.51%
Maturity Fund	0.51%

* Reflects Putnam Management’s decision to contractually limit expenses through 11/30/24.

** Reflects Putnam Management’s decision to contractually limit expenses through 11/30/31.

# Restated to reflect current fees.

† For the fund’s most recent fiscal half year; may differ from expense ratios based on one year data in the financial highlights. Excludes the expense ratio of the underlying Putnam mutual funds.

‡ Annualized acquired fund expense limitation includes one-time proxy cost of the following:

2065 Fund	<0.01%
2060 Fund	<0.01
2055 Fund	0.01
2050 Fund	0.01
2045 Fund	0.01
2040 Fund	0.02
2035 Fund	0.02
2030 Fund	0.02
2025 Fund	0.03
Maturity Fund	0.03

40 RetirementReady® Funds

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each fund from 2/1/22 to 7/31/22. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2065 Fund
Expenses paid per $1,000*†	$1.33	$4.88	$3.22	$2.04	$0.85	$0.14	$(0.33)	$0.14
Ending value (after expenses)	$914.40	$911.20	$912.50	$913.50	$915.40	$916.40	$916.40	$916.40

	Class A	Class B	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2060 Fund
Expenses paid per $1,000*†	$1.33	$4.88	$4.88	$3.23	$2.04	$0.85	$0.14	$(0.33)	$0.14
Ending value (after expenses)	$914.90	$911.10	$911.10	$913.00	$914.50	$915.40	$916.20	$916.30	$915.90
2055 Fund
Expenses paid per $1,000*†	$1.28	$4.84	$4.84	$3.18	$1.99	$0.81	$0.10	$(0.38)	$0.10
Ending value (after expenses)	$915.60	$912.30	$912.60	$913.90	$915.40	$916.30	$917.10	$917.10	$917.30
2050 Fund
Expenses paid per $1,000*†	$1.28	$4.84	$4.84	$3.18	$2.00	$0.81	$0.10	$(0.38)	$0.10
Ending value (after expenses)	$917.20	$913.80	$913.60	$915.60	$916.40	$917.50	$917.90	$918.40	$918.40
2045 Fund
Expenses paid per $1,000*†	$1.29	$4.85	$4.85	$3.19	$2.00	$0.81	$0.10	$(0.38)	$0.10
Ending value (after expenses)	$922.60	$919.60	$919.00	$920.90	$921.70	$922.90	$923.90	$924.30	$923.60
2040 Fund
Expenses paid per $1,000*†	$1.34	$4.93	$4.93	$3.25	$2.06	$0.86	$0.14	$(0.34)	$0.14
Ending value (after expenses)	$932.00	$928.60	$928.70	$930.30	$931.20	$932.60	$933.30	$933.70	$933.20
2035 Fund
Expenses paid per $1,000*†	$1.54	$5.15	$5.15	$3.47	$2.26	$1.06	$0.34	$(0.14)	$0.34
Ending value (after expenses)	$944.40	$940.60	$940.90	$942.40	$943.50	$944.60	$945.30	$945.70	$945.30
2030 Fund
Expenses paid per $1,000*†	$1.65	$5.28	$5.28	$3.59	$2.38	$1.16	$0.44	$(0.05)	$0.44
Ending value (after expenses)	$955.90	$952.40	$952.70	$954.30	$955.40	$956.60	$957.30	$957.70	$957.30
2025 Fund
Expenses paid per $1,000*†	$1.66	$5.30	$5.30	$3.60	$2.39	$1.17	$0.44	$(0.05)	$0.44
Ending value (after expenses)	$966.20	$962.10	$962.70	$964.50	$965.70	$966.60	$967.60	$967.60	$967.50
Maturity Fund
Expenses paid per $1,000*†	$1.71	$5.37	$5.37	$3.67	$2.44	$1.22	$0.49	$—	$0.49
Ending value (after expenses)	$973.40	$969.40	$969.00	$971.40	$972.10	$973.30	$974.70	$975.10	$974.10

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 7/31/22.

The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (181); and then dividing that result by the number of days in the year (365).

RetirementReady® Funds 41

Estimate the expenses you paid

To estimate the expenses you paid for the six months ended 7/31/22, use the following calculation method.

To find the value of your investment on 2/1/22, call Putnam at 1-800-225-1581.

42 RetirementReady® Funds

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in each of the RetirementReady Funds with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2065 Fund
Expenses paid per $1,000*†	$1.40	$5.16	$3.41	$2.16	$0.90	$0.15	$(0.35)	$0.15
Ending value (after expenses)	$1,023.41	$1,019.69	$1,021.42	$1,022.66	$1,023.90	$1,024.65	$1,025.14	$1,024.65

	Class A	Class B	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2060 Fund
Expenses paid per $1,000*†	$1.40	$5.16	$5.16	$3.41	$2.16	$0.90	$0.15	$(0.35)	$0.15
Ending value (after expenses)	$1,023.41	$1,019.69	$1,019.69	$1,021.42	$1,022.66	$1,023.90	$1,024.65	$1,025.14	$1,024.65
2055 Fund
Expenses paid per $1,000*†	$1.35	$5.11	$5.11	$3.36	$2.11	$0.85	$0.10	$(0.40)	$0.10
Ending value (after expenses)	$1,023.46	$1,019.74	$1,019.74	$1,021.47	$1,022.71	$1,023.95	$1,024.70	$1,025.19	$1,024.70
2050 Fund
Expenses paid per $1,000*†	$1.35	$5.11	$5.11	$3.36	$2.11	$0.85	$0.10	$(0.40)	$0.10
Ending value (after expenses)	$1,023.46	$1,019.74	$1,019.74	$1,021.47	$1,022.71	$1,023.95	$1,024.70	$1,025.19	$1,024.70
2045 Fund
Expenses paid per $1,000*†	$1.35	$5.11	$5.11	$3.36	$2.11	$0.85	$0.10	$(0.40)	$0.10
Ending value (after expenses)	$1,023.46	$1,019.74	$1,019.74	$1,021.47	$1,022.71	$1,023.95	$1,024.70	$1,025.19	$1,024.70
2040 Fund
Expenses paid per $1,000*†	$1.40	$5.16	$5.16	$3.41	$2.16	$0.90	$0.15	$(0.35)	$0.15
Ending value (after expenses)	$1,023.41	$1,019.69	$1,019.69	$1,021.42	$1,022.66	$1,023.90	$1,024.65	$1,025.14	$1,024.65
2035 Fund
Expenses paid per $1,000*†	$1.61	$5.36	$5.36	$3.61	$2.36	$1.10	$0.35	$(0.15)	$0.35
Ending value (after expenses)	$1,023.21	$1,019.49	$1,019.49	$1,021.22	$1,022.46	$1,023.70	$1,024.45	$1,024.94	$1,024.45
2030 Fund
Expenses paid per $1,000*†	$1.71	$5.46	$5.46	$3.71	$2.46	$1.20	$0.45	$(0.05)	$0.45
Ending value (after expenses)	$1,023.11	$1,019.39	$1,019.39	$1,021.12	$1,022.36	$1,023.60	$1,024.35	$1,024.84	$1,024.35
2025 Fund
Expenses paid per $1,000*†	$1.71	$5.46	$5.46	$3.71	$2.46	$1.20	$0.45	$(0.05)	$0.45
Ending value (after expenses)	$1,023.11	$1,019.39	$1,019.39	$1,021.12	$1,022.36	$1,023.60	$1,024.35	$1,024.84	$1,024.35
Maturity Fund
Expenses paid per $1,000*†	$1.76	$5.51	$5.51	$3.76	$2.51	$1.25	$0.50	$—	$0.50
Ending value (after expenses)	$1,023.06	$1,019.34	$1,019.34	$1,021.08	$1,022.32	$1,023.55	$1,024.30	$1,024.79	$1,024.30

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 7/31/22.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (181); and then dividing that result by the number of days in the year (365).

RetirementReady® Funds 43

Consider these risks before investing

If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses. Our allocation of assets among permitted asset categories may hurt performance.

The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, asset class, geography, industry, or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings.

Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Default risk is generally higher for non-qualified mortgages. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. International investing involves currency, economic, and political risks. Emerging market securities carry illiquidity and volatility risks.

Active trading strategies may lose money or not earn a return sufficient to cover trading and other costs. REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax, and other regulatory developments, and other factors affecting the value of commodities. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Efforts to produce lower-volatility returns may not be successful and may make it more difficult at times for the funds to achieve their targeted returns. In addition, under certain market conditions, the funds may accept greater volatility than would typically be the case, in order to seek their targeted returns. Certain securities in which the fund may invest, including securities issued by certain U.S. government agencies and U.S. government-sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States. There is no guarantee that the funds will provide adequate income at and through an investor’s retirement. You can lose money by investing in the funds.

44 RetirementReady® Funds

For the portion invested in Putnam Government Money Market Fund, these risks also apply:

You can lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The values of money market investments usually rise and fall in response to changes in interest rates. Interest-rate risk is generally lowest for investments with short maturities (a significant part of the fund’s investments). Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s credit quality or value.

The principal value of each fund is not guaranteed at any time, including at the target date. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s credit quality or value. Certain securities in which the fund may invest, including securities issued by certain U.S. government agencies and U.S. government-sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

Our investment techniques, analyses, and judgments may not produce the outcome we intend. The investments we select for the underlying funds may not perform as well as other securities that we do not select for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could have a negative effect on the underlying funds.

RetirementReady® Funds 45

Terms and definitions

Important terms

Total return shows how the value of each fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions. They are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares (4.00% for class A shares of Putnam RetirementReady Maturity Fund).

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares (all funds except for Putnam RetirementReady 2065 Fund) are closed to new investments. They are only available by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R3 shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R4 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are only available to employer-sponsored retirement plans.

Class R5 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Bloomberg U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed income securities.

ICE BofA (Intercontinental Exchange Bank of America) U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

MSCI EAFE (Europe, Australasia, Far East) Index (ND) is an unmanaged index of equity securities from developed countries in

46 RetirementReady® Funds

Western Europe, the Far East, and Australasia. Calculated with net dividends (ND), this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

S&P 500® Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

BLOOMBERG®  is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Lipper, a Refinitiv company, is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category medians reflect performance trends for funds within a category.

RetirementReady® Funds 47

Other information for shareholders

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2022, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission (SEC) website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of July 31, 2022, Putnam employees had approximately $480,000,000 and the Trustees had approximately $65,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Liquidity risk management program

Putnam, as the administrator of the fund’s liquidity risk management program (appointed by the Board of Trustees), presented the most recent annual report on the program to the Trustees in April 2022. The report covered the structure of the program, including the program documents and related policies and procedures adopted to comply with Rule 22e-4 under the Investment Company Act of 1940, and reviewed the operation of the program from January 2021 through December 2021. The report included a description of the annual liquidity assessment of the fund that Putnam performed in November 2021. The report noted that there were no material compliance exceptions identified under Rule 22e-4 during the period. The report included a review of the governance of the program and the methodology for classification of the fund’s investments. The report also included a discussion of liquidity monitoring during the period, including during the market liquidity challenges caused by the Covid-19 pandemic, and the impact those challenges had on the liquidity of the fund’s investments. Putnam concluded that the program has been operating effectively and adequately to ensure compliance with Rule 22e-4.

48 RetirementReady® Funds

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

RetirementReady® Funds 49

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel considered any possible changes to the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and, as applicable, identified those changes to Putnam Management. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2022, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2022, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2022 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management contract and the approval of your fund’s amended and restated sub-management contract, effective July 1, 2022. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of any economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

50 RetirementReady® Funds

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.) The Trustees considered that the proposed amended and restated sub-management contract would lower the sub-management fees paid by Putnam Management to PIL.

The Trustees considered your fund’s management fee schedule and considered that the management fee for each Putnam RetirementReady Fund (except Putnam RetirementReady Maturity Fund) is set each fiscal year based on a defined fee schedule in which the management fee rate declines as the Putnam RetirementReady Fund approaches the target year indicated in its name. The Trustees noted that Putnam RetirementReady Maturity Fund has a fixed ongoing annual management fee rate. The Trustees also noted that the management fee schedule for your fund had been implemented on January 4, 2021, when management contracts approved by fund shareholders in November, 2020 became effective.

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees considered that your fund invests its assets in other Putnam funds that themselves pay management fees to Putnam Management. Your fund indirectly bears these fees, and the other expenses of the other Putnam funds in which it invests. The Trustees noted that Putnam Management has agreed to waive fees and/or reimburse expenses in an amount equal to your fund’s acquired fund fees and expenses and to waive fees and/or reimburse expenses of your fund to the extent that expenses of specified share classes (excluding payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses and extraordinary expenses) would exceed a specified annual rate of the fund’s average net assets attributable to the share class (0.65% for Class A shares, Class B shares, Class C shares, Class R5 shares and Class Y shares, 0.80% for Class R shares, Class R3 shares and Class R4 shares and 0.55% for Class R6 shares) through at least November 30, 2025 (for Putnam RetirementReady 2060 Fund, through at least November 30, 2032). During its fiscal year ending in 2021, your fund’s expenses were reduced as a result of this expense limitation. Putnam Management’s commitment to these expense limitation arrangements, which were intended to support an effort to have fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s management contract and to approve your fund’s amended and restated sub-management contract.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the following quintiles in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the following quintiles in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2021. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2021 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

RetirementReady® Funds 51

Quintile
Effective
	Management Fees	Total Expenses
Putnam RetirementReady 2065 Fund (“2065 Fund”)	3rd	1st
Putnam RetirementReady 2060 Fund (“2060 Fund”)	4th	2nd
Putnam RetirementReady 2055 Fund (“2055 Fund”)	4th	3rd
Putnam RetirementReady 2050 Fund (“2050 Fund”)	4th	3rd
Putnam RetirementReady 2045 Fund (“2045 Fund”)	4th	3rd
Putnam RetirementReady 2040 Fund (“2040 Fund”)	4th	3rd
Putnam RetirementReady 2035 Fund (“2035 Fund”)	4th	3rd
Putnam RetirementReady 2030 Fund (“2030 Fund”)	4th	3rd
Putnam RetirementReady 2025 Fund (“2025 Fund”)	4th	3rd
Putnam RetirementReady Maturity Fund (“Maturity Fund”)	4th	2nd

(Total expenses reflect the fees and expenses borne directly by the Putnam RetirementReady Funds and the competitive funds included in the custom Lipper peer groups, as well as the underlying funds’ net fees and expenses.)

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for the Putnam funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of any economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including collective investment trusts offered in the defined contribution and defined benefit retirement plan markets, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s exchange-traded funds. This information included, in cases where a product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the Putnam funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

52 RetirementReady® Funds

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that, in the aggregate, the Putnam funds’ performance was generally solid in 2021 against a backdrop of strong U.S. economic and financial market growth. The Trustees considered Putnam Management’s observation that, despite an environment of generally strong growth, there had been various headwinds experienced in 2021. For the one-year period ended December 31, 2021, the Trustees noted that the Putnam funds, on an asset-weighted basis, ranked in the 52nd percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted-basis, delivered a gross return that trailed their benchmarks by 0.1%. Over the longer-term, the Committee noted that, on an asset-weighted basis, the Putnam funds delivered strong aggregate performance relative to their Lipper peers over the three-, five- and ten-year periods ended December 31, 2021, ranking in the 31st, 29th and 21st percentiles, respectively, and that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of those periods.

In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes. In particular, the Trustees considered The Putnam Fund complex’s performance as reported in the Barron’s/Lipper Fund Families survey (the “Survey”), which ranks mutual fund companies based on their performance across a variety of asset types. The Trustees noted that The Putnam Fund complex continued to rank highly in the Survey, especially over the longer-term, with The Putnam Funds ranking as the 6th best performing mutual fund complex out of 45 complexes for the ten-year period and 13th out of 49 complexes for the five-year period. The Trustees noted that 2021 marked the fifth consecutive year that The Putnam Funds have ranked in the top ten fund complexes for the ten-year period. The Trustees also considered that The Putnam Fund complex’s Survey performance over the one-year period was solid, with The Putnam Funds ranking 27th out of 51 complexes. In addition to the Survey, the Trustees also considered the Putnam funds’ ratings assigned by Morningstar Inc., noting that 25 of the funds were four- or five-star rated at the end of 2021 (representing a decrease of one fund year-over-year) and that this included nine funds that had achieved a five-star rating (representing an increase of two funds year-over-year). They also noted, however, the disappointing investment performance of some Putnam funds for periods ended December 31, 2021 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds and evaluate whether additional actions to address areas of underperformance may be warranted.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. For each of the Putnam RetirementReady Funds (except for the 2065 Fund, which commenced operations on January 4, 2021), the Trustees

RetirementReady® Funds 53

considered information about the fund’s total return and its performance relative to its internal benchmark over the one-year, three-year and five-year periods ended December 31, 2021. Over the one-year period ended December 31, 2021, the class A share net return of each of the Maturity Fund, the 2025 Fund and the 2030 Fund was positive but trailed the return of its internal benchmark, and the class A share net return of each of the 2035 Fund, the 2040 Fund, the 2045 Fund, the 2050 Fund, the 2055 Fund and the 2060 Fund was positive and in line with the return of its internal benchmark. Over the three-year and five-year periods ended December 31, 2021, the class A share net return of each Putnam RetirementReady Fund was positive but trailed the return of its internal benchmark. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees considered Putnam Management’s continued efforts to support fund performance through certain initiatives, including structuring compensation for portfolio managers to enhance accountability for fund performance, emphasizing accountability in the portfolio management process and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management had made selective hires and internal promotions in 2021 to strengthen its investment team.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contract and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

54 RetirementReady® Funds

Audited financial statements

These sections of the report, as well as the accompanying Notes, preceded by the Report of Independent Registered Public Accounting Firm, constitute each fund’s audited financial statements.

The fund’s portfolio lists each fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how each fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows each fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine each fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how each fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of each fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

RetirementReady® Funds 55

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam Target Date Funds and Shareholders of
Putnam RetirementReady 2065 Fund, Putnam RetirementReady 2060 Fund,
Putnam RetirementReady 2055 Fund, Putnam RetirementReady 2050 Fund,
Putnam RetirementReady 2045 Fund, Putnam RetirementReady 2040 Fund,
Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund,
Putnam RetirementReady 2025 Fund, and Putnam RetirementReady Maturity Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the funds’ portfolios, of each of the funds indicated in the table below (constituting Putnam Target Date Funds, hereafter collectively referred to as the “Funds”) as of July 31, 2022, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2022, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2022 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP
Boston, Massachusetts
September 12, 2022

We have served as the auditor of one or more investment companies in the Putnam Investments family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

56 RetirementReady® Funds

The funds’ portfolios 7/31/22

2065 Fund	Shares	Value
Absolute Return Funds (9.7%)*
Putnam Fixed Income Absolute Return Fund Class P †††	272	$2,338
Putnam Multi-Asset Absolute Return Fund Class P †††	3,569	37,655
Total Absolute Return Funds (cost $39,866)		$39,993

Asset Allocation Funds (89.9%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	23,660	$303,800
Putnam Dynamic Asset Allocation Growth Fund Class P †††	3,899	65,577
Total Asset Allocation Funds (cost $416,420)		$369,377

Fixed Income Funds (0.4%)*
Putnam Government Money Market Fund Class G †††	1,778	$1,778
Total Fixed Income Funds (cost $1,778)		$1,778

TOTAL INVESTMENTS
Total Investments (cost $458,064)		$411,148

* Percentages indicated are based on net assets of $410,814.

2060 Fund	Shares	Value
Absolute Return Funds (9.9%)*
Putnam Fixed Income Absolute Return Fund Class P †††	9,846	$84,674
Putnam Multi-Asset Absolute Return Fund Class P †††	96,951	1,022,838
Total Absolute Return Funds (cost $1,106,381)		$1,107,512

Asset Allocation Funds (89.6%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	607,003	$7,793,917
Putnam Dynamic Asset Allocation Growth Fund Class P †††	131,764	2,216,268
Total Asset Allocation Funds (cost $11,154,172)		$10,010,185

Fixed Income Funds (0.5%)*
Putnam Government Money Market Fund Class G †††	52,005	$52,005
Total Fixed Income Funds (cost $52,005)		$52,005

TOTAL INVESTMENTS
Total Investments (cost $12,312,558)		$11,169,702

* Percentages indicated are based on net assets of $11,168,594.

RetirementReady® Funds 57

The funds’ portfolios 7/31/22 cont.

2055 Fund	Shares	Value
Absolute Return Funds (10.6%)*
Putnam Fixed Income Absolute Return Fund Class P †††	71,894	$618,292
Putnam Multi-Asset Absolute Return Fund Class P †††	377,418	3,981,759
Total Absolute Return Funds (cost $4,618,887)		$4,600,051

Asset Allocation Funds (89.0%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	1,818,784	$23,353,185
Putnam Dynamic Asset Allocation Growth Fund Class P †††	908,519	15,281,283
Total Asset Allocation Funds (cost $42,882,459)		$38,634,468

Fixed Income Funds (0.5%)*
Putnam Government Money Market Fund Class G †††	201,802	$201,802
Total Fixed Income Funds (cost $201,802)		$201,802

TOTAL INVESTMENTS
Total Investments (cost $47,703,148)		$43,436,321

* Percentages indicated are based on net assets of $43,430,139.

2050 Fund	Shares	Value
Absolute Return Funds (11.7%)*
Putnam Fixed Income Absolute Return Fund Class P †††	233,955	$2,012,015
Putnam Multi-Asset Absolute Return Fund Class P †††	783,320	8,264,031
Total Absolute Return Funds (cost $10,388,189)		$10,276,046

Asset Allocation Funds (87.9%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	2,382,374	$30,589,686
Putnam Dynamic Asset Allocation Growth Fund Class P †††	2,781,959	46,792,545
Total Asset Allocation Funds (cost $85,067,711)		$77,382,231

Fixed Income Funds (0.5%)*
Putnam Government Money Market Fund Class G †††	411,920	$411,920
Total Fixed Income Funds (cost $411,920)		$411,920

TOTAL INVESTMENTS
Total Investments (cost $95,867,820)		$88,070,197

* Percentages indicated are based on net assets of $88,062,084.

58 RetirementReady® Funds

The funds’ portfolios 7/31/22 cont.

2045 Fund	Shares	Value
Absolute Return Funds (15.0%)*
Putnam Fixed Income Absolute Return Fund Class P †††	412,195	$3,544,879
Putnam Multi-Asset Absolute Return Fund Class P †††	1,476,659	15,578,755
Total Absolute Return Funds (cost $19,289,692)		$19,123,634

Asset Allocation Funds (83.4%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	285,915	$4,222,962
Putnam Dynamic Asset Allocation Equity Fund Class P †††	1,147,784	14,737,541
Putnam Dynamic Asset Allocation Growth Fund Class P †††	5,204,473	87,539,237
Total Asset Allocation Funds (cost $116,753,666)		$106,499,740

Fixed Income Funds (1.6%)*
Putnam Government Money Market Fund Class G †††	2,052,276	$2,052,276
Total Fixed Income Funds (cost $2,052,276)		$2,052,276

TOTAL INVESTMENTS
Total Investments (cost $138,095,634)		$127,675,650

* Percentages indicated are based on net assets of $127,664,646.

2040 Fund	Shares	Value
Absolute Return Funds (21.1%)*
Putnam Fixed Income Absolute Return Fund Class P †††	1,097,956	$9,442,421
Putnam Multi-Asset Absolute Return Fund Class P †††	2,953,506	31,159,487
Total Absolute Return Funds (cost $41,205,899)		$40,601,908

Asset Allocation Funds (76.0%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	2,650,709	$39,150,969
Putnam Dynamic Asset Allocation Growth Fund Class P †††	6,352,451	106,848,234
Total Asset Allocation Funds (cost $156,789,901)		$145,999,203

Fixed Income Funds (2.9%)*
Putnam Government Money Market Fund Class G †††	5,488,059	$5,488,059
Total Fixed Income Funds (cost $5,488,059)		$5,488,059

TOTAL INVESTMENTS
Total Investments (cost $203,483,859)		$192,089,170

* Percentages indicated are based on net assets of $192,071,965.

RetirementReady® Funds 59

The funds’ portfolios 7/31/22 cont.

2035 Fund	Shares	Value
Absolute Return Funds (29.2%)*
Putnam Fixed Income Absolute Return Fund Class P †††	2,002,630	$17,222,617
Putnam Multi-Asset Absolute Return Fund Class P †††	3,541,937	37,367,432
Total Absolute Return Funds (cost $55,617,389)		$54,590,049

Asset Allocation Funds (67.1%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	5,896,898	$87,097,187
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	179,933	1,864,102
Putnam Dynamic Asset Allocation Growth Fund Class P †††	2,156,348	36,269,780
Total Asset Allocation Funds (cost $136,614,541)		$125,231,069

Fixed Income Funds (3.7%)*
Putnam Government Money Market Fund Class G †††	6,983,118	$6,983,118
Total Fixed Income Funds (cost $6,983,118)		$6,983,118

TOTAL INVESTMENTS
Total Investments (cost $199,215,048)		$186,804,236

* Percentages indicated are based on net assets of $186,772,319.

2030 Fund	Shares	Value
Absolute Return Funds (39.4%)*
Putnam Fixed Income Absolute Return Fund Class P †††	4,019,735	$34,569,723
Putnam Multi-Asset Absolute Return Fund Class P †††	5,643,394	59,537,807
Total Absolute Return Funds (cost $96,588,873)		$94,107,530

Asset Allocation Funds (55.6%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	7,153,682	$105,659,880
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	2,597,173	26,906,708
Total Asset Allocation Funds (cost $142,849,728)		$132,566,588

Fixed Income Funds (5.0%)*
Putnam Government Money Market Fund Class G †††	11,997,678	$11,997,678
Total Fixed Income Funds (cost $11,997,678)		$11,997,678

TOTAL INVESTMENTS
Total Investments (cost $251,436,279)		$238,671,796

* Percentages indicated are based on net assets of $238,632,192.

60 RetirementReady® Funds

The funds’ portfolios 7/31/22 cont.

2025 Fund	Shares	Value
Absolute Return Funds (50.9%)*
Putnam Fixed Income Absolute Return Fund Class P †††	5,178,490	$44,535,018
Putnam Multi-Asset Absolute Return Fund Class P †††	5,541,355	58,461,295
Total Absolute Return Funds (cost $105,512,620)		$102,996,313

Asset Allocation Funds (43.2%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	2,207,771	$32,608,771
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	5,292,387	54,829,130
Total Asset Allocation Funds (cost $96,575,296)		$87,437,901

Fixed Income Funds (5.9%)*
Putnam Government Money Market Fund Class G †††	11,838,456	$11,838,456
Total Fixed Income Funds (cost $11,838,456)		$11,838,456

TOTAL INVESTMENTS
Total Investments (cost $213,926,372)		$202,272,670

* Percentages indicated are based on net assets of $202,233,333.

Maturity Fund	Shares	Value
Absolute Return Funds (59.4%)*
Putnam Fixed Income Absolute Return Fund Class P †††	8,633,901	$74,251,546
Putnam Multi-Asset Absolute Return Fund Class P †††	7,006,823	73,921,982
Total Absolute Return Funds (cost $154,450,866)		$148,173,528

Asset Allocation Funds (34.7%)*
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	8,355,042	$86,558,235
Total Asset Allocation Funds (cost $92,742,043)		$86,558,235

Fixed Income Funds (5.9%)*
Putnam Government Money Market Fund Class G †††	14,671,547	$14,671,547
Total Fixed Income Funds (cost $14,671,547)		$14,671,547

TOTAL INVESTMENTS
Total Investments (cost $261,864,456)		$249,403,310

* Percentages indicated are based on net assets of $249,329,329.

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the funds’ portfolios are for the close of each fund’s reporting period, which ran from August 1, 2021 through July 31, 2022 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

†††Affiliated Company (Note 5).

RetirementReady® Funds 61

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:

Level 1 : Valuations based on quoted prices for identical securities in active markets.

Level 2 : Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 : Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the funds’ net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3	Total
2065 Fund	$411,148	$—	$—	$411,148
2060 Fund	11,169,702	—	—	11,169,702
2055 Fund	43,436,321	—	—	43,436,321
2050 Fund	88,070,197	—	—	88,070,197
2045 Fund	127,675,650	—	—	127,675,650
2040 Fund	192,089,170	—	—	192,089,170
2035 Fund	186,804,236	—	—	186,804,236
2030 Fund	238,671,796	—	—	238,671,796
2025 Fund	202,272,670	—	—	202,272,670
Maturity Fund	249,403,310	—	—	249,403,310

The accompanying notes are an integral part of these financial statements.

62 RetirementReady® Funds

Statement of assets and liabilities 7/31/22

ASSETS	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Investments in affiliated underlying
Putnam funds, at value (Notes 1 and 5)	$411,148	$11,169,702	$43,436,321	$88,070,197	$127,675,650
Cash	—	5	—	—	4
Receivable for income distributions
from underlying Putnam fund shares	2	48	187	387	1,922
Receivable for shares of the fund sold	38	2,275	14,572	127,097	330,957
Receivable for investments sold	—	—	50,190	23,777	44,201
Receivable from Manager (Note 2)	3,340	9,119	26,454	49,097	68,824
Total assets	414,528	11,181,149	43,527,724	88,270,555	128,121,558

LIABILITIES
Payable to custodian	16	—	1	—	—
Payable for shares of the
fund repurchased	—	—	50,190	23,777	44,201
Payable for investments purchased	40	2,324	14,770	127,504	332,974
Payable for investor servicing
fees (Note 2)	67	1,788	8,355	16,728	24,839
Payable for distribution fees (Note 2)	339	1,317	6,165	9,081	13,101
Payable for reports to shareholders	2,932	3,420	4,501	5,643	5,823
Payable for legal fee	26	693	2,872	5,967	8,753
Payable for auditing and tax fee	49	1,506	7,183	16,216	21,608
Other accrued expenses	245	1,507	3,548	3,555	5,613
Total liabilities	3,714	12,555	97,585	208,471	456,912

Net assets	$410,814	$11,168,594	$43,430,139	$88,062,084	$127,664,646

REPRESENTED BY
Paid-in-capital
(unlimited shares authorized)
(Notes 1 and 4)	$443,822	$12,017,817	$45,688,680	$90,266,618	$131,698,167
Total distributable earnings (Note 1)	(33,008)	(849,223)	(2,258,541)	(2,204,534)	(4,033,521)
Total — Representing net assets
applicable to capital outstanding	$410,814	$11,168,594	$43,430,139	$88,062,084	$127,664,646

COMPUTATION OF NET ASSET
VALUE AND OFFERING PRICE	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Computation of net asset value, offering price and redemption price Class A
Net Assets	$56,586	$983,567	$4,851,195	$7,022,609	$11,576,749
Number of shares outstanding	5,823	88,832	438,232	384,346	588,960
Net asset value and redemption price	$9.72	$11.07	$11.07	$18.27	$19.66
Offering price per class A share
(100/94.25 of Class A net asset value)*	$10.31	$11.75	$11.75	$19.38	$20.86

(Continued on next page)

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 63

Statement of assets and liabilities 7/31/22 cont.

COMPUTATION OF NET ASSET
VALUE AND OFFERING PRICE	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Computation of net asset value and offering price Class B
Net Assets	N/A	$15,305	$63,403	$131,452	$417,090
Number of shares outstanding	N/A	1,395	5,808	7,385	24,656
Net asset value and offering price***	N/A	$10.97	$10.92	$17.80	$16.92
Computation of net asset value and offering price Class C
Net Assets	$179,687	$295,512	$599,490	$894,662	$694,282
Number of shares outstanding	18,648	27,200	56,274	51,309	41,082
Net asset value and offering price***	$9.64	$10.86	$10.65	$17.44	$16.90
Computation of net asset value, offering price and redemption price Class R
Net Assets	$10,205	$15,788	$39,131	$498,606	$44,003
Number of shares outstanding	1,052	1,419	3,444	28,019	2,124
Net asset value, offering price
and redemption value	$9.70	$11.12†	$11.36	$17.80	$20.72
Computation of net asset value, offering price and redemption price Class R3
Net Assets	$10,245	$39,740	$2,903,697	$2,144,347	$3,382,813
Number of shares outstanding	1,054	3,573	260,492	117,873	134,218
Net asset value, offering price
and redemption value	$9.72	$11.12	$11.15	$18.19	$25.20
Computation of net asset value, offering price and redemption price Class R4
Net Assets	$10,285	$36,436	$317,135	$169,700	$678,262
Number of shares outstanding	1,056	3,271	28,399	9,308	26,871
Net asset value, offering price
and redemption value	$9.74	$11.14	$11.17	$18.23	$25.24
Computation of net asset value, offering price and redemption price Class R5
Net Assets	$10,309	$10,309	$10,276	$10,239	$10,207
Number of shares outstanding	1,058	924	919	562	404
Net asset value, offering price
and redemption value	$9.75†	$11.15†	$11.18	$18.23†	$25.27†
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$122,045	$1,909,109	$6,073,440	$9,793,864	$10,842,160
Number of shares outstanding	12,518	171,051	543,043	536,815	428,882
Net asset value, offering price
and redemption value	$9.75	$11.16	$11.18	$18.24	$25.28
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$11,452	$7,862,828	$28,572,372	$67,396,605	$100,019,080
Number of shares outstanding	1,175	707,607	2,549,170	3,697,963	3,957,299
Net asset value, offering price
and redemption value	$9.75	$11.11	$11.21	$18.23	$25.27
Cost of investments (Note 1)	$458,064	$12,312,558	$47,703,148	$95,867,820	$138,095,634

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

† Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

64 RetirementReady® Funds

Statement of assets and liabilities 7/31/22 cont.

					Maturity
ASSETS	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Fund
Investments in affiliated underlying
Putnam funds, at value (Notes 1 and 5)	$192,089,170	$186,804,236	$238,671,796	$202,272,670	$249,403,310
Cash	—	—	—	11	1,021
Receivable for income distributions
from underlying Putnam fund shares	5,179	6,551	11,307	11,143	14,000
Receivable for shares of the fund sold	7,388	312,375	620,368	566,760	110,530
Receivable for investments sold	164,335	22,976	21,183	431,761	146,822
Receivable from Manager (Note 2)	99,237	88,478	102,840	87,027	83,333
Total assets	192,365,309	187,234,616	239,427,494	203,369,372	249,759,016

LIABILITIES
Payable to custodian	4	—	1	—	—
Payable for shares of the
fund repurchased	164,335	22,976	21,183	431,761	146,822
Payable for investments purchased	12,763	319,195	632,196	578,361	125,098
Payable for investor servicing
fees (Note 2)	37,311	36,577	47,867	40,860	52,354
Payable for distribution fees (Note 2)	16,625	23,222	23,757	25,411	26,112
Payable for reports to shareholders	6,895	6,115	7,162	6,145	8,237
Payable for legal fee	13,013	12,749	16,598	14,097	18,020
Payable for auditing and tax fee	34,587	32,122	43,021	35,132	48,536
Other accrued expenses	7,811	9,341	3,517	4,272	4,508
Total liabilities	293,344	462,297	795,302	1,136,039	429,687

Net assets	$192,071,965	$186,772,319	$238,632,192	$202,233,333	$249,329,329

REPRESENTED BY
Paid-in-capital
(unlimited shares authorized)
(Notes 1 and 4)	$192,295,316	$195,222,619	$252,225,987	$219,752,585	$280,045,928
Total distributable earnings (Note 1)	(223,351)	(8,450,300)	(13,593,795)	(17,519,252)	(30,716,599)
Total — Representing net assets
applicable to capital outstanding	$192,071,965	$186,772,319	$238,632,192	$202,233,333	$249,329,329

COMPUTATION OF NET ASSET					Maturity
VALUE AND OFFERING PRICE	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Fund
Computation of net asset value, offering price and redemption price Class A
Net Assets	$15,869,046	$21,378,501	$22,900,757	$23,539,270	$25,826,506
Number of shares outstanding	732,223	1,006,277	1,111,041	1,158,359	1,602,417
Net asset value and redemption price	$21.67	$21.25	$20.61	$20.32	$16.12
Offering price per class A share
(100/94.25 of Class A net asset value)*	$22.99	$22.55	$21.87	$21.56	N/A
Offering price per class A share
(100/96.00 of Class A net asset value)**	N/A	N/A	N/A	N/A	$16.79

(Continued on next page)

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 65

Statement of assets and liabilities 7/31/22 cont.

COMPUTATION OF NET ASSET					Maturity
VALUE AND OFFERING PRICE	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Fund
Computation of net asset value and offering price Class B
Net Assets	$297,872	$221,990	$185,261	$228,994	$200,576
Number of shares outstanding	15,674	11,789	9,647	12,348	12,786
Net asset value and offering price***	$19.00	$18.83	$19.20	$18.54†	$15.69
Computation of net asset value and offering price Class C
Net Assets	$797,136	$1,133,836	$898,140	$1,569,393	$1,065,651
Number of shares outstanding	43,087	60,899	47,453	85,639	67,738
Net asset value and offering price***	$18.50	$18.62	$18.93	$18.33	$15.73
Computation of net asset value, offering price and redemption price Class R
Net Assets	$141,899	$516,635	$395,004	$715,942	$703,561
Number of shares outstanding	6,218	25,694	20,767	38,211	43,703
Net asset value, offering price
and redemption value	$22.82	$20.11	$19.02	$18.74	$16.10
Computation of net asset value, offering price and redemption price Class R3
Net Assets	$3,364,722	$5,457,828	$5,622,296	$3,502,139	$1,925,990
Number of shares outstanding	126,768	210,764	232,412	172,730	119,072
Net asset value, offering price
and redemption value	$26.54	$25.90	$24.19	$20.28	$16.17†
Computation of net asset value, offering price and redemption price Class R4
Net Assets	$750,888	$790,502	$2,732,815	$1,310,464	$224,349
Number of shares outstanding	28,259	30,500	112,852	64,640	13,866
Net asset value, offering price
and redemption value	$26.57	$25.92	$24.22	$20.27	$16.18
Computation of net asset value, offering price and redemption price Class R5
Net Assets	$10,169	$10,113	$10,028	$9,909	$9,780
Number of shares outstanding	382	390	414	488	605
Net asset value, offering price
and redemption value	$26.59†	$25.94†	$24.24†	$20.29†	$16.18†
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$13,998,263	$15,996,866	$18,058,542	$10,677,847	$3,661,997
Number of shares outstanding	526,174	616,264	744,688	525,968	226,393
Net asset value, offering price
and redemption value	$26.60	$25.96	$24.25	$20.30	$16.18
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$156,841,970	$141,266,048	$187,829,349	$160,679,375	$215,710,919
Number of shares outstanding	5,909,643	5,450,175	7,764,769	7,928,830	13,333,018
Net asset value, offering price
and redemption value	$26.54	$25.92	$24.19	$20.27	$16.18
Cost of investments (Note 1)	$203,483,859	$199,215,048	$251,436,279	$213,926,372	$261,864,456

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

† Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

66 RetirementReady® Funds

Statement of operations Year ended 7/31/22

INVESTMENT INCOME	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Income distributions from underlying
Putnam fund shares (Note 5)	$2,170	$80,898	$486,761	$1,324,753	$1,934,685

EXPENSES
Compensation of Manager (Note 2)	1,555	46,668	218,171	482,828	631,466
Investor servicing fees (Note 2)	340	9,199	49,989	110,047	149,292
Distribution fees (Note 2)	1,519	5,711	29,882	39,785	54,656
Blue sky expense	50,778	78,416	78,626	79,846	79,116
Amortization of offering costs (Note 1)	56,636	—	—	—	—
Other	7,861	14,272	29,069	47,233	60,156
Fees waived and reimbursed
by Manager (Note 2)	(117,092)	(147,168)	(363,876)	(698,251)	(886,745)
Total expenses	1,597	7,098	41,861	61,488	87,941

Net investment income	573	73,800	444,900	1,263,265	1,846,744

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Sale of underlying Putnam fund shares
(Notes 1 and 3)	2,212	(35,176)	1,426,128	4,170,681	4,193,416
Capital gain distribution
from underlying Putnam fund
shares (Note 5)	22,993	835,480	4,351,168	10,123,720	12,335,846
Total net realized gain	25,205	800,304	5,777,296	14,294,401	16,529,262
Change in net unrealized appreciation (depreciation) on:
Underlying Putnam fund shares	(60,459)	(1,780,338)	(10,283,137)	(24,286,923)	(29,652,783)
Total change in net depreciation	(60,459)	(1,780,338)	(10,283,137)	(24,286,923)	(29,652,783)

Net loss on investments	(35,254)	(980,034)	(4,505,841)	(9,992,522)	(13,123,521)

Net decrease in net assets resulting
from operations	$(34,681)	$(906,234)	$(4,060,941)	$(8,729,257)	$(11,276,777)

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 67

Statement of operations Year ended 7/31/22 cont.

					Maturity
INVESTMENT INCOME	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Fund
Income distributions from underlying
Putnam fund shares (Note 5)	$3,368,482	$3,139,838	$4,473,181	$4,174,131	$6,710,512

EXPENSES
Compensation of Manager (Note 2)	990,228	901,717	1,182,592	945,895	1,277,991
Investor servicing fees (Note 2)	238,116	222,448	301,510	247,651	344,433
Distribution fees (Note 2)	64,433	89,337	90,257	92,921	95,156
Blue sky expense	79,211	79,259	80,370	80,812	82,890
Other	87,959	83,306	99,010	81,833	105,623
Fees waived and reimbursed
by Manager (Note 2)	(1,301,524)	(1,134,062)	(1,392,026)	(1,119,768)	(1,457,079)
Total expenses	158,423	242,005	361,713	329,344	449,014

Net investment income	3,210,059	2,897,833	4,111,468	3,844,787	6,261,498

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Sale of underlying Putnam fund shares
(Notes 1 and 3)	7,996,724	4,113,945	3,008,694	84,759	(3,131,988)
Capital gain distribution
from underlying Putnam fund
shares (Note 5)	18,006,738	13,372,840	13,084,941	6,047,051	3,847,365
Total net realized gain	26,003,462	17,486,785	16,093,635	6,131,810	715,377
Change in net unrealized appreciation (depreciation) on:
Underlying Putnam Fund shares	(44,215,525)	(32,557,666)	(33,076,640)	(18,754,058)	(17,469,257)
Total change in net depreciation	(44,215,525)	(32,557,666)	(33,076,640)	(18,754,058)	(17,469,257)

Net loss on investments	(18,212,063)	(15,070,881)	(16,983,005)	(12,622,248)	(16,753,880)

Net decrease in net assets resulting
from operations	$(15,002,004)	$(12,173,048)	$(12,871,537)	$(8,777,461)	$(10,492,382)

The accompanying notes are an integral part of these financial statements.

68 RetirementReady® Funds

Statement of changes in net assets

		For the period 1/4/21
		(commencement of
2065 Fund — INCREASE IN NET ASSETS	Year ended 7/31/22	operations) to 7/31/21
Operations
Net investment income (loss)	$573	$(223)
Net realized gain of underlying Putnam fund shares	25,205	492
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	(60,459)	13,543
Net increase (decrease) in net assets resulting
from operations	(34,681)	13,812
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(1,241)	—
Class C	(3,970)	—
Class R	(473)	—
Class R3	(500)	—
Class R4	(527)	—
Class R5	(544)	—
Class R6	(2,336)	—
Class Y	(544)	—
Net realized short-term gain on investments
Class A	(242)	—
Class C	(829)	—
Class R	(103)	—
Class R3	(103)	—
Class R4	(103)	—
Class R5	(103)	—
Class R6	(418)	—
Class Y	(103)	—
Increase from capital share transactions (Note 4)	274,080	89,742
Total increase in net assets	227,260	103,554

NET ASSETS
Beginning of period (Note 6)	183,554	80,000
End of year	$410,814	$183,554

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 69

Statement of changes in net assets cont.

2060 Fund — INCREASE IN NET ASSETS	Year ended 7/31/22	Year ended 7/31/21
Operations
Net investment income	$73,800	$24,372
Net realized gain of underlying Putnam fund shares	800,304	706,357
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	(1,780,338)	392,258
Net increase (decrease) in net assets resulting
from operations	(906,234)	1,122,987
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(48,077)	(1,046)
Class B	(706)	—
Class C	(13,724)	—
Class R	(800)	(53)
Class R3	(1,990)	—
Class R4	(1,720)	—
Class R5	(589)	—
Class R6	(85,723)	(10,094)
Class Y	(265,838)	(16,869)
Net realized short-term gain on investments
Class A	(7,403)	(4,846)
Class B	(132)	(137)
Class C	(2,429)	(1,600)
Class R	(134)	(108)
Class R3	(315)	—
Class R4	(262)	—
Class R5	(87)	—
Class R6	(12,460)	(8,226)
Class Y	(39,300)	(13,618)
From net realized long-term gain on investments
Class A	(64,495)	(9,858)
Class B	(1,152)	(277)
Class C	(21,138)	(3,256)
Class R	(1,168)	(219)
Class R3	(2,744)	—
Class R4	(2,281)	—
Class R5	(756)	—
Class R6	(108,754)	(16,731)
Class Y	(344,595)	(27,701)
Increase from capital share transactions (Note 4)	6,592,636	2,545,294
Total increase in net assets	4,657,630	3,553,642

NET ASSETS
Beginning of period	6,510,964	2,957,322
End of period	$11,168,594	$6,510,964

The accompanying notes are an integral part of these financial statements.

70 RetirementReady® Funds

Statement of changes in net assets cont.

2055 Fund — INCREASE IN NET ASSETS	Year ended 7/31/22	Year ended 7/31/21
Operations
Net investment income	$444,900	$176,750
Net realized gain of underlying Putnam fund shares	5,777,296	2,692,037
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	(10,283,137)	4,481,562
Net increase (decrease) in net assets resulting
from operations	(4,060,941)	7,350,349
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(237,999)	(20,651)
Class B	(3,783)	—
Class C	(49,655)	(1,930)
Class R	(598)	(1,014)
Class R3	(148,241)	—
Class R4	(17,051)	—
Class R5	(586)	—
Class R6	(315,790)	(73,217)
Class Y	(1,397,057)	(158,718)
From net realized long-term gain on investments
Class A	(317,792)	—
Class B	(6,127)	—
Class C	(78,090)	—
Class R	(1,916)	—
Class R3	(204,164)	—
Class R4	(22,474)	—
Class R5	(750)	—
Class R6	(396,353)	—
Class Y	(1,777,722)	—
Increase from capital share transactions (Note 4)	16,338,426	4,959,355
Total increase in net assets	7,301,337	12,054,174

NET ASSETS
Beginning of period	36,128,802	24,074,628
End of period	$43,430,139	$36,128,802

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 71

Statement of changes in net assets cont.

2050 Fund — INCREASE (DECREASE) IN NET ASSETS	Year ended 7/31/22	Year ended 7/31/21
Operations
Net investment income	$1,263,265	$503,295
Net realized gain of underlying Putnam fund shares	14,294,401	4,798,399
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	(24,286,923)	13,126,441
Net increase (decrease) in net assets resulting
from operations	(8,729,257)	18,428,135
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(368,100)	(506)
Class B	(8,680)	(1,553)
Class C	(40,364)	(6,540)
Class R	(20,853)	(7,174)
Class R3	(181,065)	—
Class R4	(7,603)	—
Class R5	(580)	—
Class R6	(569,268)	(168,163)
Class Y	(3,824,139)	(810,568)
From net realized long-term gain on investments
Class A	(399,670)	—
Class B	(12,066)	—
Class C	(52,841)	—
Class R	(26,122)	—
Class R3	(203,079)	—
Class R4	(8,232)	—
Class R5	(601)	—
Class R6	(578,012)	—
Class Y	(3,943,437)	—
Increase from capital share transactions (Note 4)	16,570,346	7,078,495
Total increase (decrease) in net assets	(2,403,623)	24,512,126

NET ASSETS
Beginning of period	90,465,707	65,953,581
End of period	$88,062,084	$90,465,707

The accompanying notes are an integral part of these financial statements.

72 RetirementReady® Funds

Statement of changes in net assets cont.

2045 Fund — INCREASE IN NET ASSETS	Year ended 7/31/22	Year ended 7/31/21
Operations
Net investment income	$1,846,744	$618,288
Net realized gain of underlying Putnam fund shares	16,529,262	5,032,936
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	(29,652,783)	15,585,210
Net increase (decrease) in net assets resulting
from operations	(11,276,777)	21,236,434
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(712,068)	(804)
Class B	(27,603)	(1,412)
Class C	(53,176)	(3,402)
Class R	(3,177)	(1,584)
Class R3	(173,897)	—
Class R4	(39,024)	—
Class R5	(524)	—
Class R6	(547,347)	(106,179)
Class Y	(4,494,648)	(596,382)
Net realized short-term gain on investments
Class A	(1,560)	—
Class B	(68)	—
Class C	(132)	—
Class R	(9)	—
Class R3	(399)	—
Class R4	(85)	—
Class R5	(1)	—
Class R6	(1,126)	—
Class Y	(9,410)	—
From net realized long-term gain on investments
Class A	(735,994)	(40,951)
Class B	(32,146)	(1,386)
Class C	(62,133)	(2,710)
Class R	(4,108)	(599)
Class R3	(188,412)	—
Class R4	(39,927)	—
Class R5	(520)	—
Class R6	(531,204)	(22,284)
Class Y	(4,438,192)	(123,140)
Increase from capital share transactions (Note 4)	36,251,748	11,034,851
Total increase in net assets	12,878,081	31,370,452

NET ASSETS
Beginning of period	114,786,565	83,416,113
End of period	$127,664,646	$114,786,565

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 73

Statement of changes in net assets cont.

2040 Fund — INCREASE (DECREASE) IN NET ASSETS	Year ended 7/31/22	Year ended 7/31/21
Operations
Net investment income	$3,210,059	$1,307,635
Net realized gain of underlying Putnam fund shares	26,003,462	5,042,903
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	(44,215,525)	28,635,174
Net increase (decrease) in net assets resulting
from operations	(15,002,004)	34,985,712
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(879,785)	(871)
Class B	(17,995)	(6,902)
Class C	(45,729)	(10,891)
Class R	(2,063)	(5,924)
Class R3	(153,759)	—
Class R4	(30,735)	—
Class R5	(489)	—
Class R6	(655,946)	(299,775)
Class Y	(7,329,464)	(2,455,834)
From net realized long-term gain on investments
Class A	(812,415)	—
Class B	(20,325)	—
Class C	(47,465)	—
Class R	(3,250)	—
Class R3	(151,663)	—
Class R4	(28,339)	—
Class R5	(432)	—
Class R6	(567,379)	—
Class Y	(6,471,817)	—
Increase (decrease) from capital share
transactions (Note 4)	23,568,450	(3,573,725)
Total increase (decrease) in net assets	(8,652,604)	28,631,790

NET ASSETS
Beginning of period	200,724,569	172,092,779
End of period	$192,071,965	$200,724,569

The accompanying notes are an integral part of these financial statements.

74 RetirementReady® Funds

Statement of changes in net assets cont.

2035 Fund — INCREASE IN NET ASSETS	Year ended 7/31/22	Year ended 7/31/21
Operations
Net investment income	$2,897,833	$1,335,631
Net realized gain of underlying Putnam fund shares	17,486,785	7,247,501
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	(32,557,666)	15,455,547
Net increase (decrease) in net assets resulting
from operations	(12,173,048)	24,038,679
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(1,149,210)	(1,225)
Class B	(16,264)	(1,515)
Class C	(58,643)	(3,986)
Class R	(24,407)	(5,707)
Class R3	(251,819)	—
Class R4	(31,241)	—
Class R5	(468)	—
Class R6	(755,501)	(183,153)
Class Y	(5,988,006)	(1,177,466)
Net realized short-term gain on investments
Class A	(978)	—
Class B	(16)	—
Class C	(57)	—
Class R	(24)	—
Class R3	(226)	—
Class R4	(27)	—
Class R5	—*	—
Class R6	(602)	—
Class Y	(4,913)	—
From net realized long-term gain on investments
Class A	(1,310,424)	—
Class B	(21,092)	—
Class C	(76,438)	—
Class R	(32,331)	—
Class R3	(302,961)	—
Class R4	(35,684)	—
Class R5	(511)	—
Class R6	(805,538)	—
Class Y	(6,567,590)	—
Increase from capital share transactions (Note 4)	39,552,318	6,657,382
Total increase in net assets	9,944,299	29,323,009

NET ASSETS
Beginning of period	176,828,020	147,505,011
End of period	$186,772,319	$176,828,020

* Amount represents less than $1.

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 75

Statement of changes in net assets cont.

2030 Fund — INCREASE (DECREASE) IN NET ASSETS	Year ended 7/31/22	Year ended 7/31/21
Operations
Net investment income	$4,111,468	$2,220,956
Net realized gain of underlying Putnam fund shares	16,093,635	5,251,662
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	(33,076,640)	17,994,244
Net increase (decrease) in net assets resulting
from operations	(12,871,537)	25,466,862
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(1,025,829)	(1,400)
Class B	(8,366)	(1,422)
Class C	(40,103)	(12,957)
Class R	(20,632)	(8,340)
Class R3	(252,857)	—
Class R4	(105,359)	—
Class R5	(409)	—
Class R6	(721,929)	(371,862)
Class Y	(7,796,393)	(2,755,622)
From net realized long-term gain on investments
Class A	(1,100,970)	—
Class B	(11,299)	—
Class C	(53,124)	—
Class R	(23,954)	—
Class R3	(281,920)	—
Class R4	(111,670)	—
Class R5	(416)	—
Class R6	(719,060)	—
Class Y	(7,886,065)	—
Increase from capital share transactions (Note 4)	18,518,863	2,012,444
Total increase (decrease) in net assets	(14,513,029)	24,327,703

NET ASSETS
Beginning of period	253,145,221	228,817,518
End of period	$238,632,192	$253,145,221

The accompanying notes are an integral part of these financial statements.

76 RetirementReady® Funds

Statement of changes in net assets cont.

2025 Fund — INCREASE (DECREASE) IN NET ASSETS	Year ended 7/31/22	Year ended 7/31/21
Operations
Net investment income	$3,844,787	$1,734,646
Net realized gain of underlying Putnam fund shares	6,131,810	5,507,807
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	(18,754,058)	4,828,354
Net increase (decrease) in net assets resulting
from operations	(8,777,461)	12,070,807
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(752,203)	(70,448)
Class B	(7,562)	(2,296)
Class C	(36,980)	(20,259)
Class R	(19,159)	(1,245)
Class R3	(104,842)	—
Class R4	(39,300)	—
Class R5	(325)	—
Class R6	(350,124)	(240,616)
Class Y	(5,032,791)	(2,180,711)
From net realized long-term gain on investments
Class A	(902,644)	(240,044)
Class B	(12,400)	(3,738)
Class C	(60,141)	(22,457)
Class R	(26,252)	(1,324)
Class R3	(141,940)	—
Class R4	(46,113)	—
Class R5	(361)	—
Class R6	(377,790)	(118,378)
Class Y	(5,590,421)	(1,055,923)
Increase from capital share transactions (Note 4)	20,116,553	23,919,428
Total increase (decrease) in net assets	(2,162,256)	32,032,796

NET ASSETS
Beginning of period	204,395,589	172,362,793
End of period	$202,233,333	$204,395,589

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 77

Statement of changes in net assets cont.

Maturity Fund —INCREASE (DECREASE) IN NET ASSETS	Year ended 7/31/22	Year ended 7/31/21
Operations
Net investment income	$6,261,498	$3,114,431
Net realized gain of underlying Putnam fund shares	715,377	2,862,790
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	(17,469,257)	4,423,613
Net increase (decrease) in net assets resulting
from operations	(10,492,382)	10,400,834
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(731,815)	(608,213)
Class B	(8,169)	(5,165)
Class C	(26,365)	(13,659)
Class R	(15,976)	(10,334)
Class R3	(50,926)	(13,646)
Class R4	(5,981)	(1,628)
Class R5	(287)	(71)
Class R6	(125,027)	(112,932)
Class Y	(6,932,183)	(3,551,978)
From net realized long-term gain on investments
Class A	(301,741)	(71,971)
Class B	(4,929)	(1,733)
Class C	(15,434)	(4,947)
Class R	(7,663)	(2,181)
Class R3	(22,316)	—
Class R4	(2,359)	—
Class R5	(107)	—
Class R6	(46,706)	(20,612)
Class Y	(2,638,840)	(578,833)
Increase (decrease) from capital share
transactions (Note 4)	(32,424,138)	184,227,854
Total increase (decrease) in net assets	(53,853,344)	189,630,785

NET ASSETS
Beginning of period	303,182,673	113,551,888
End of period	$249,329,329	$303,182,673

* Amount represents less than $1.

The accompanying notes are an integral part of these financial statements.

78 RetirementReady® Funds

This page left blank intentionally.

RetirementReady® Funds 79

Financial highlights
(For a common share outstanding throughout the period)

2065 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2022	$11.34	.05	(1.04)	(.99)	(.53)	(.10)	(.63)	$9.72	(9.42)	$57.28		.52	13
July 31, 2021∆	10.00	(.02)	1.36	1.34	—	—	—	11.34	13.40*	18	.18*	(.17)*	7*
Class C
July 31, 2022	$11.29	(.03)	(1.03)	(1.06)	(.49)	(.10)	(.59)	$9.64	(10.05)	$180	1.03	(.32)	13
July 31, 2021∆	10.00	(.07)	1.36	1.29	—	—	—	11.29	12.90*	84	.61*	(.60)*	7*
Class R
July 31, 2022	$11.32	.04	(1.09)	(1.05)	(.47)	(.10)	(.57)	$9.70	(9.89)	$10.68		.41	13
July 31, 2021∆	10.00	(.04)	1.36	1.32	—	—	—	11.32	13.20*	11	.41*	(.40)*	7*
Class R3
July 31, 2022	$11.33	.07	(1.08)	(1.01)	(.50)	(.10)	(.60)	$9.72	(9.58)	$10.43		.66	13
July 31, 2021∆	10.00	(.03)	1.36	1.33	—	—	—	11.33	13.30*	11	.26*	(.25)*	7*
Class R4
July 31, 2022	$11.35	.10	(1.08)	(.98)	(.53)	(.10)	(.63)	$9.74	(9.35)	$10.18		.91	13
July 31, 2021∆	10.00	(.01)	1.36	1.35	—	—	—	11.35	13.50*	11	.12*	(.11)*	7*
Class R5
July 31, 2022	$11.36	.11	(1.08)	(.97)	(.54)	(.10)	(.64)	$9.75	(9.21)	$10.03		1.06	13
July 31, 2021∆	10.00	—[f]	1.36	1.36	—	—	—	11.36	13.60*	11	.03*	(.02)*	7*
Class R6
July 31, 2022	$11.36	.07	(1.02)	(.95)	(.56)	(.10)	(.66)	$9.75	(9.11)	$122	(.07)	.67	13
July 31, 2021∆	10.00	—[f]	1.36	1.36	—	—	—	11.36	13.60*	26	(.03)*	.04*	7*
Class Y
July 31, 2022	$11.36	.11	(1.08)	(.97)	(.54)	(.10)	(.64)	$9.75	(9.21)	$11.03		1.03	13
July 31, 2021∆	10.00	—[f]	1.36	1.36	—	—	—	11.36	13.60*	11	.03*	(.02)*	7*

See page 118 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

80 RetirementReady® Funds	RetirementReady® Funds 81

Financial highlights
(For a common share outstanding throughout the period)

2060 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2022	$13.89	.10	(1.18)	(1.08)	(.70)	(1.04)	(1.74)	$11.07	(9.43)	$984.28		.78	52
July 31, 2021	11.00	.03	3.15	3.18	(.02)	(.27)	(.29)	13.89	29.22	912	.34[g]	.24	73
July 31, 2020	10.99	.12	.52	.64	(.12)	(.51)	(.63)	11.00	5.83	1,773	.41[g]	1.15	86
July 31, 2019	11.70	.11	(.12)	(.01)	(.34)	(.36)	(.70)	10.99	.72	1,323.38		1.01	69
July 31, 2018	11.11	.26	.98	1.24	(.45)	(.20)	(.65)	11.70	11.28	232.40		2.22	63
Class B
July 31, 2022	$13.75	.01	(1.18)	(1.17)	(.57)	(1.04)	(1.61)	$10.97	(10.08)	$15	1.03	.08	52
July 31, 2021	10.96	(.04)	3.10	3.06	—	(.27)	(.27)	13.75	28.20	17	1.09[g]	(.29)	73
July 31, 2020	10.94	.05	.51	.56	(.03)	(.51)	(.54)	10.96	5.06	17	1.16[g]	.46	86
July 31, 2019	11.66	.06	(.15)	(.09)	(.27)	(.36)	(.63)	10.94	(.07)	22	1.13	.56	69
July 31, 2018	11.05	.12	1.03	1.15	(.34)	(.20)	(.54)	11.66	10.54	16	1.15	1.07	63
Class C
July 31, 2022	$13.67	.01	(1.17)	(1.16)	(.61)	(1.04)	(1.65)	$10.86	(10.13)	$296	1.03	.06	52
July 31, 2021	10.89	(.04)	3.09	3.05	—	(.27)	(.27)	13.67	28.30	290	1.09[g]	(.34)	73
July 31, 2020	10.90	.04	.52	.56	(.06)	(.51)	(.57)	10.89	5.06	198	1.16[g]	.42	86
July 31, 2019	11.60	.01	(.10)	(.09)	(.25)	(.36)	(.61)	10.90	(.05)	134	1.13	.06	69
July 31, 2018	11.03	.09	1.05	1.14	(.37)	(.20)	(.57)	11.60	10.41	85	1.15	.79	63
Class R
July 31, 2022	$13.94	.05	(1.19)	(1.14)	(.64)	(1.04)	(1.68)	$11.12	(9.78)	$16.68		.43	52
July 31, 2021	11.09	.01	3.15	3.16	(.04)	(.27)	(.31)	13.94	28.86	17	.68[c]	.10	73
July 31, 2020	11.01	.06	.55	.61	(.02)	(.51)	(.53)	11.09	5.49	14	.66[g]	.59	86
July 31, 2019	11.69	.09	(.12)	(.03)	(.29)	(.36)	(.65)	11.01	.52	27.63		.82	69
July 31, 2018	11.10	.14	1.06	1.20	(.41)	(.20)	(.61)	11.69	10.97	28.65		1.23	63
Class R3
July 31, 2022	$13.94	.09	(1.19)	(1.10)	(.68)	(1.04)	(1.72)	$11.12	(9.52)	$40.43		.68	52
July 31, 2021∆	12.31	(.03)	1.66	1.63	—	—	—	13.94	13.24*	39	.26*g	(.25)*	73
Class R4
July 31, 2022	$13.96	.11	(1.18)	(1.07)	(.71)	(1.04)	(1.75)	$11.14	(9.32)	$36.18		.90	52
July 31, 2021∆	12.31	(.01)	1.66	1.65	—	—	—	13.96	13.40*	32	.12*g	(.11)*	73
Class R5
July 31, 2022	$13.97	.13	(1.18)	(1.05)	(.73)	(1.04)	(1.77)	$11.15	(9.18)	$10.03		1.07	52
July 31, 2021∆	12.31	—[f]	1.66	1.66	—	—	—	13.97	13.48*	11	.03*g	(.02)*	73

The accompanying notes are an integral part of these financial statements.

82 RetirementReady® Funds	RetirementReady® Funds 83

Financial highlights cont.

2060 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R6
July 31, 2022	$13.98	.13	(1.17)	(1.04)	(.74)	(1.04)	(1.78)	$11.16	(9.07)	$1,909	(.07)	1.06	52
July 31, 2021	11.11	.10	3.15	3.25	(.11)	(.27)	(.38)	13.98	29.67	1,487	.01[g]	.76	73
July 31, 2020	11.08	.17	.52	.69	(.15)	(.51)	(.66)	11.11	6.20	877	.09[g]	1.63	86
July 31, 2019	11.77	.20	(.18)	.02	(.35)	(.36)	(.71)	11.08	1.02	775.05		1.87	69
July 31, 2018	11.15	.23	1.06	1.29	(.47)	(.20)	(.67)	11.77	11.71	435.05		2.00	63
Class Y
July 31, 2022	$13.94	.10	(1.16)	(1.06)	(.73)	(1.04)	(1.77)	$11.11	(9.23)	$7,863.03		.85	52
July 31, 2021	11.08	.09	3.15	3.24	(.11)	(.27)	(.38)	13.94	29.66	3,705	.09[g]	.67	73
July 31, 2020	11.06	.16	.51	.67	(.14)	(.51)	(.65)	11.08	6.08	79	.16[g]	1.52	86
July 31, 2019	11.74	.04	(.02)	.02	(.34)	(.36)	(.70)	11.06	1.01	116.13		.34	69
July 31, 2018	11.14	.26	1.00	1.26	(.46)	(.20)	(.66)	11.74	11.46	51.15		2.22	63

See page 118 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

84 RetirementReady® Funds	RetirementReady® Funds 85

Financial highlights
(For a common share outstanding throughout the period)

2055 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2022	$13.76	.12	(1.20)	(1.08)	(.69)	(.92)	(1.61)	$11.07	(9.33)	$4,851.28		.94	28
July 31, 2021	10.77	.04	2.99	3.03	(.04)	—	(.04)	13.76	28.18	4,412	.34[g]	.39	39
July 31, 2020	11.01	.13	.48	.61	(.08)	(.77)	(.85)	10.77	5.53	16,369	.43[g]	1.21	50
July 31, 2019	12.57	.13	(.25)	(.12)	(.31)	(1.13)	(1.44)	11.01	.73	14,360.42		1.19	57
July 31, 2018	11.92	.22	1.08	1.30	(.48)	(.17)	(.65)	12.57	11.05	12,962.44		1.80	34
Class B
July 31, 2022	$13.56	.04	(1.19)	(1.15)	(.57)	(.92)	(1.49)	$10.92	(9.92)	$63	1.03	.29	28
July 31, 2021	10.67	(.04)	2.93	2.89	—	—	—	13.56	27.09	103	1.09[g]	(.31)	39
July 31, 2020	10.92	.05	.47	.52	—	(.77)	(.77)	10.67	4.72	103	1.18[g]	.45	50
July 31, 2019	12.45	.05	(.23)	(.18)	(.22)	(1.13)	(1.35)	10.92	.06	102	1.17	.47	57
July 31, 2018	11.81	.11	1.09	1.20	(.39)	(.17)	(.56)	12.45	10.26	103	1.19	.94	34
Class C
July 31, 2022	$13.29	.04	(1.17)	(1.13)	(.59)	(.92)	(1.51)	$10.65	(10.01)	$599	1.03	.34	28
July 31, 2021	10.47	(.03)	2.87	2.84	(.02)	—	(.02)	13.29	27.16	1,158	1.09[g]	(.27)	39
July 31, 2020	10.73	.05	.46	.51	—[f]	(.77)	(.77)	10.47	4.74	923	1.18[g]	.53	50
July 31, 2019	12.28	.05	(.24)	(.19)	(.23)	(1.13)	(1.36)	10.73	.02	959	1.17	.49	57
July 31, 2018	11.66	.13	1.06	1.19	(.40)	(.17)	(.57)	12.28	10.25	895	1.19	1.08	34
Class R
July 31, 2022	$13.74	.01	(1.18)	(1.17)	(.29)	(.92)	(1.21)	$11.36	(9.66)	$39.68		.03	28
July 31, 2021	10.83	.02	2.97	2.99	(.08)	—	(.08)	13.74	27.71	166	.68[g]	.15	39
July 31, 2020	11.07	.10	.49	.59	(.06)	(.77)	(.83)	10.83	5.26	116	.68[g]	.94	50
July 31, 2019	12.52	.07	(.21)	(.14)	(.18)	(1.13)	(1.31)	11.07	.44	87.67		.58	57
July 31, 2018	11.86	.23	1.05	1.28	(.45)	(.17)	(.62)	12.52	10.86	176.69		1.91	34
Class R3
July 31, 2022	$13.84	.10	(1.20)	(1.10)	(.67)	(.92)	(1.59)	$11.15	(9.42)	$2,904.43		.79	28
July 31, 2021∆	12.27	(.03)	1.60	1.57	—	—	—	13.84	12.80*	2,945	.26*g	(.24)*	39
Class R4
July 31, 2022	$13.86	.13	(1.20)	(1.07)	(.70)	(.92)	(1.62)	$11.17	(9.20)	$317.18		1.06	28
July 31, 2021∆	12.27	(.01)	1.60	1.59	—	—	—	13.86	12.96*	336	.12*g	(.10)*	39
Class R5
July 31, 2022	$13.87	.15	(1.20)	(1.05)	(.72)	(.92)	(1.64)	$11.18	(9.05)	$10.03		1.22	28
July 31, 2021∆	12.27	—[f]	1.60	1.60	—	—	—	13.87	13.04*	11	.03*g	(.01)*	39

The accompanying notes are an integral part of these financial statements.

86 RetirementReady® Funds	RetirementReady® Funds 87

Financial highlights cont.

2055 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R6
July 31, 2022	$13.88	.16	(1.21)	(1.05)	(.73)	(.92)	(1.65)	$11.18	(9.03)	$6,073	(.07)	1.26	28
July 31, 2021	10.91	.10	3.00	3.10	(.13)	—	(.13)	13.88	28.60	6,221	—[g,h]	.84	39
July 31, 2020	11.14	.16	.50	.66	(.12)	(.77)	(.89)	10.91	5.88	6,246	.09[g]	1.55	50
July 31, 2019	12.71	.18	(.26)	(.08)	(.36)	(1.13)	(1.49)	11.14	1.10	6,071.05		1.62	57
July 31, 2018	12.03	.25	1.12	1.37	(.52)	(.17)	(.69)	12.71	11.55	5,241.05		2.03	34
Class Y
July 31, 2022	$13.91	.14	(1.20)	(1.06)	(.72)	(.92)	(1.64)	$11.21	(9.07)	$28,572.03		1.13	28
July 31, 2021	10.95	.10	2.99	3.09	(.13)	—	(.13)	13.91	28.41	20,777	.09[g]	.78	39
July 31, 2020	11.12	.18	.47	.65	(.05)	(.77)	(.82)	10.95	5.80	318	.18[g]	1.68	50
July 31, 2019	12.68	.16	(.25)	(.09)	(.34)	(1.13)	(1.47)	11.12	1.01	662.17		1.43	57
July 31, 2018	12.01	.22	1.13	1.35	(.51)	(.17)	(.68)	12.68	11.35	4,409.19		1.80	34

See page 118 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

88 RetirementReady® Funds	RetirementReady® Funds 89

Financial highlights
(For a common share outstanding throughout the period)

2050 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2022	$22.32	.23	(1.99)	(1.76)	(1.10)	(1.19)	(2.29)	$18.27	(9.16)	$7,023.28		1.11	32
July 31, 2021	17.62	.03	4.67	4.70	—[f]	—	—[f]	22.32	26.68	7,601	.34[g]	.19	33
July 31, 2020	17.96	.23	.72	.95	(.22)	(1.07)	(1.29)	17.62	5.33	53,927	.42[g]	1.34	46
July 31, 2019	20.52	.23	(.40)	(.17)	(.51)	(1.88)	(2.39)	17.96	.87	48,610.39		1.27	35
July 31, 2018	19.41	.36	1.72	2.08	(.84)	(.13)	(.97)	20.52	10.82	45,447.41		1.81	38
Class B
July 31, 2022	$21.72	.09	(1.96)	(1.87)	(.86)	(1.19)	(2.05)	$17.80	(9.82)	$131	1.03	.43	32
July 31, 2021	17.36	(.05)	4.51	4.46	(.10)	—	(.10)	21.72	25.76	316	1.09[g]	(.27)	33
July 31, 2020	17.67	.09	.71	.80	(.04)	(1.07)	(1.11)	17.36	4.52	294	1.17[g]	.55	46
July 31, 2019	20.19	.11	(.39)	(.28)	(.36)	(1.88)	(2.24)	17.67	.14	416	1.14	.59	35
July 31, 2018	19.13	.23	1.65	1.88	(.69)	(.13)	(.82)	20.19	9.90	449	1.16	1.16	38
Class C
July 31, 2022	$21.37	.06	(1.89)	(1.83)	(.91)	(1.19)	(2.10)	$17.44	(9.81)	$895	1.03	.29	32
July 31, 2021	17.11	(.05)	4.44	4.39	(.13)	—	(.13)	21.37	25.73	1,077	1.09[g]	(.28)	33
July 31, 2020	17.48	.09	.71	.80	(.10)	(1.07)	(1.17)	17.11	4.55	864	1.17[g]	.52	46
July 31, 2019	20.02	.09	(.38)	(.29)	(.37)	(1.88)	(2.25)	17.48	.13	754	1.14	.53	35
July 31, 2018	18.95	.27	1.60	1.87	(.67)	(.13)	(.80)	20.02	9.93	703	1.16	1.40	38
Class R
July 31, 2022	$21.74	.11	(1.91)	(1.80)	(.95)	(1.19)	(2.14)	$17.80	(9.50)	$499.68		.57	32
July 31, 2021	17.40	.03	4.52	4.55	(.21)	—	(.21)	21.74	26.28	754	.67[g]	.15	33
July 31, 2020	17.72	.18	.71	.89	(.14)	(1.07)	(1.21)	17.40	5.01	568	.67[g]	1.06	46
July 31, 2019	20.27	.18	(.38)	(.20)	(.47)	(1.88)	(2.35)	17.72	.68	505.64		1.01	35
July 31, 2018	19.20	.34	1.66	2.00	(.80)	(.13)	(.93)	20.27	10.51	823.66		1.69	38
Class R3
July 31, 2022	$22.23	.29	(2.08)	(1.79)	(1.06)	(1.19)	(2.25)	$18.19	(9.30)	$2,144.43		1.39	32
July 31, 2021∆	19.82	(.05)	2.46	2.41	—	—	—	22.23	12.16*	3,864	.26*g	(.22)*	33
Class R4
July 31, 2022	$22.26	.23	(1.97)	(1.74)	(1.10)	(1.19)	(2.29)	$18.23	(9.08)	$170.18		1.11	32
July 31, 2021∆	19.82	(.02)	2.46	2.44	—	—	—	22.26	12.31*	176	.12*g	(.08)*	33
Class R5
July 31, 2022	$22.28	.28	(1.99)	(1.71)	(1.15)	(1.19)	(2.34)	$18.23	(8.95)	$10.03		1.38	32
July 31, 2021∆	19.82	—[f]	2.46	2.46	—	—	—	22.28	12.41*	11	.03*g	.01*	33

The accompanying notes are an integral part of these financial statements.

90 RetirementReady® Funds	RetirementReady® Funds 91

Financial highlights cont.

2050 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R6
July 31, 2022	$22.29	.30	(1.99)	(1.69)	(1.17)	(1.19)	(2.36)	$18.24	(8.85)	$9,794	(.07)	1.48	32
July 31, 2021	17.80	.17	4.62	4.79	(.30)	—	(.30)	22.29	27.13	10,882	— [g,h]	.84	33
July 31, 2020	18.13	.29	.73	1.02	(.28)	(1.07)	(1.35)	17.80	5.65	9,883	.08[g]	1.67	46
July 31, 2019	20.70	.31	(.41)	(.10)	(.59)	(1.88)	(2.47)	18.13	1.23	11,249.05		1.67	35
July 31, 2018	19.58	.42	1.74	2.16	(.91)	(.13)	(1.04)	20.70	11.15	11,848.05		2.08	38
Class Y
July 31, 2022	$22.27	.28	(1.98)	(1.70)	(1.15)	(1.19)	(2.34)	$18.23	(8.89)	$67,397.03		1.39	32
July 31, 2021	17.81	.17	4.60	4.77	(.31)	—	(.31)	22.27	26.97	65,784	.09[g]	.84	33
July 31, 2020	18.14	.52	.49	1.01	(.27)	(1.07)	(1.34)	17.81	5.58	418	.17[g]	2.91	46
July 31, 2019	20.66	.09	(.20)	(.11)	(.53)	(1.88)	(2.41)	18.14	1.17	6,430.14		.51	35
July 31, 2018	19.54	.40	1.74	2.14	(.89)	(.13)	(1.02)	20.66	11.07	2,370.16		1.99	38

See page 118 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

92 RetirementReady® Funds	RetirementReady® Funds 93

Financial highlights
(For a common share outstanding throughout the period)

2045 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from		From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	From net	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	investment income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2022	$24.20	.30	(2.05)	(1.75)	(1.37)	(1.42)	(2.79)	$19.66	(8.55)	$11,577.28		1.37	33
July 31, 2021	19.54	.05	4.66	4.71	—[f]	(.05)	(.05)	24.20	24.14	13,491	.35[g]	.24	36
July 31, 2020	19.90	.25	.69	.94	(.29)	(1.01)	(1.30)	19.54	4.75	70,455	.42[g]	1.35	47
July 31, 2019	22.67	.27	(.41)	(.14)	(.69)	(1.94)	(2.63)	19.90	1.01	55,446.40		1.33	50
July 31, 2018	21.46	.40	1.80	2.20	(.99)	—	(.99)	22.67	10.35	47,694.42		1.79	43
Class B
July 31, 2022	$21.20	.12	(1.76)	(1.64)	(1.22)	(1.42)	(2.64)	$16.92	(9.22)	$417	1.03	.63	33
July 31, 2021	17.30	(.05)	4.05	4.00	(.05)	(.05)	(.10)	21.20	23.20	524	1.10[g]	(.27)	36
July 31, 2020	17.75	.11	.60	.71	(.15)	(1.01)	(1.16)	17.30	3.98	482	1.17[g]	.65	47
July 31, 2019	20.50	.12	(.40)	(.28)	(.53)	(1.94)	(2.47)	17.75	.28	544	1.15	.66	50
July 31, 2018	19.51	.21	1.62	1.83	(.84)	—	(.84)	20.50	9.48	636	1.17	1.05	43
Class C
July 31, 2022	$21.18	.13	(1.78)	(1.65)	(1.21)	(1.42)	(2.63)	$16.90	(9.25)	$694	1.03	.70	33
July 31, 2021	17.29	(.05)	4.05	4.00	(.06)	(.05)	(.11)	21.18	23.23	987	1.10[g]	(.27)	36
July 31, 2020	17.73	.11	.60	.71	(.14)	(1.01)	(1.15)	17.29	3.97	930	1.17[g]	.65	47
July 31, 2019	20.52	.13	(.41)	(.28)	(.57)	(1.94)	(2.51)	17.73	.26	944	1.15	.69	50
July 31, 2018	19.53	.22	1.62	1.84	(.85)	—	(.85)	20.52	9.50	1,018	1.17	1.07	43
Class R
July 31, 2022	$25.19	.18	(2.14)	(1.96)	(1.09)	(1.42)	(2.51)	$20.72	(8.92)	$44.68		.76	33
July 31, 2021	20.53	.08	4.77	4.85	(.14)	(.05)	(.19)	25.19	23.70	127	.68[g]	.36	36
July 31, 2020	20.63	.24	.70	.94	(.03)	(1.01)	(1.04)	20.53	4.58	226	.67[g]	1.19	47
July 31, 2019	23.32	.21	(.39)	(.18)	(.57)	(1.94)	(2.51)	20.63	.73	212.65		1.00	50
July 31, 2018	22.04	.35	1.85	2.20	(.92)	—	(.92)	23.32	10.05	1,120.67		1.53	43
Class R3
July 31, 2022	$30.24	.36	(2.67)	(2.31)	(1.31)	(1.42)	(2.73)	$25.20	(8.69)	$3,383.43		1.29	33
July 31, 2021∆	27.23	(.06)	3.07	3.01	—	—	—	30.24	11.05*	4,270	.26*g	(.21)*	36
Class R4
July 31, 2022	$30.29	.42	(2.67)	(2.25)	(1.38)	(1.42)	(2.80)	$25.24	(8.47)	$678.18		1.51	33
July 31, 2021∆	27.23	(.02)	3.08	3.06	—	—	—	30.29	11.24*	840	.12*g	(.06)*	36
Class R5
July 31, 2022	$30.31	.45	(2.64)	(2.19)	(1.43)	(1.42)	(2.85)	$25.27	(8.29)	$10.03		1.61	33
July 31, 2021∆	27.23	.01	3.07	3.08	—	—	—	30.31	11.31*	11	.03*g	.02*	36

The accompanying notes are an integral part of these financial statements.

94 RetirementReady® Funds	RetirementReady® Funds 95

Financial highlights cont.

2045 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from		From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	From net	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	investment income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R6
July 31, 2022	$30.33	.47	(2.64)	(2.17)	(1.46)	(1.42)	(2.88)	$25.28	(8.22)	$10,842	(.07)	1.68	33
July 31, 2021	24.62	.23	5.77	6.00	(.24)	(.05)	(.29)	30.33	24.52	11,513	.01[g]	.83	36
July 31, 2020	24.72	.40	.86	1.26	(.35)	(1.01)	(1.36)	24.62	5.11	10,492	.09[g]	1.67	47
July 31, 2019	27.44	.43	(.44)	(.01)	(.77)	(1.94)	(2.71)	24.72	1.36	11,005.05		1.72	50
July 31, 2018	25.76	.58	2.16	2.74	(1.06)	—	(1.06)	27.44	10.75	10,434.05		2.17	43
Class Y
July 31, 2022	$30.33	.42	(2.63)	(2.21)	(1.43)	(1.42)	(2.85)	$25.27	(8.34)	$100,019.03		1.50	33
July 31, 2021	24.62	.23	5.78	6.01	(.25)	(.05)	(.30)	30.33	24.54	83,023	.10[g]	.80	36
July 31, 2020	24.67	.42	.82	1.24	(.28)	(1.01)	(1.29)	24.62	5.03	831	.17[g]	1.78	47
July 31, 2019	27.38	.43	(.46)	(.03)	(.74)	(1.94)	(2.68)	24.67	1.27	2,478.15		1.74	50
July 31, 2018	25.72	.51	2.19	2.70	(1.04)	—	(1.04)	27.38	10.58	8,609.17		1.89	43

See page 118 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

96 RetirementReady® Funds	RetirementReady® Funds 97

Financial highlights
(For a common share outstanding throughout the period)

2040 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss) [a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2022	$25.95	.33	(2.05)	(1.72)	(1.33)	(1.23)	(2.56)	$21.67	(7.60)	$15,869.30		1.37	32
July 31, 2021	21.58	.05	4.32	4.37	—[f]	—	—[f]	25.95	20.26	17,763	.36[g]	.23	43
July 31, 2020	22.00	.29	.60	.89	(.25)	(1.06)	(1.31)	21.58	4.04	151,384	.41[g]	1.37	53
July 31, 2019	24.24	.34	(.32)	.02	(.64)	(1.62)	(2.26)	22.00	1.33	138,186.38		1.55	28
July 31, 2018	23.21	.42	1.73	2.15	(1.10)	(.02)	(1.12)	24.24	9.36	126,350.39		1.77	39
Class B
July 31, 2022	$22.99	.12	(1.79)	(1.67)	(1.09)	(1.23)	(2.32)	$19.00	(8.31)	$298	1.05	.58	32
July 31, 2021	19.50	(.05)	3.81	3.76	(.27)	—	(.27)	22.99	19.39	539	1.10[g]	(.22)	43
July 31, 2020	19.99	.12	.53	.65	(.08)	(1.06)	(1.14)	19.50	3.24	523	1.16[g]	.63	53
July 31, 2019	22.20	.16	(.29)	(.13)	(.46)	(1.62)	(2.08)	19.99	.61	574	1.13	.79	28
July 31, 2018	21.35	.23	1.58	1.81	(.94)	(.02)	(.96)	22.20	8.53	672	1.14	1.05	39
Class C
July 31, 2022	$22.53	.13	(1.74)	(1.61)	(1.19)	(1.23)	(2.42)	$18.50	(8.27)	$797	1.05	.63	32
July 31, 2021	19.11	(.05)	3.73	3.68	(.26)	—	(.26)	22.53	19.38	823	1.10[g]	(.22)	43
July 31, 2020	19.63	.12	.52	.64	(.10)	(1.06)	(1.16)	19.11	3.23	829	1.16[g]	.63	53
July 31, 2019	21.88	.20	(.34)	(.14)	(.49)	(1.62)	(2.11)	19.63	.57	1,011	1.13	1.03	28
July 31, 2018	21.06	.22	1.57	1.79	(.95)	(.02)	(.97)	21.88	8.58	993	1.14	1.02	39
Class R
July 31, 2022	$26.76	.07	(2.00)	(1.93)	(.78)	(1.23)	(2.01)	$22.82	(7.97)	$142.70		.28	32
July 31, 2021	22.65	.08	4.39	4.47	(.36)	—	(.36)	26.76	19.88	284	.69[g]	.32	43
July 31, 2020	23.06	.24	.62	.86	(.21)	(1.06)	(1.27)	22.65	3.73	357	.66[g]	1.08	53
July 31, 2019	25.09	.28	(.27)	.01	(.42)	(1.62)	(2.04)	23.06	1.11	282.63		1.20	28
July 31, 2018	23.95	.59	1.57	2.16	(1.00)	(.02)	(1.02)	25.09	9.09	212.64		2.38	39
Class R3
July 31, 2022	$31.18	.37	(2.53)	(2.16)	(1.25)	(1.23)	(2.48)	$26.54	(7.73)	$3,365.45		1.27	32
July 31, 2021∆	28.47	(.03)	2.74	2.71	—	—	—	31.18	9.52*	3,860	.27*g	(.11)*	43
Class R4
July 31, 2022	$31.22	.41	(2.50)	(2.09)	(1.33)	(1.23)	(2.56)	$26.57	(7.49)	$751.20		1.41	32
July 31, 2021∆	28.47	.01	2.74	2.75	—	—	—	31.22	9.66*	880	.13*g	.03*	43
Class R5
July 31, 2022	$31.25	.48	(2.52)	(2.04)	(1.39)	(1.23)	(2.62)	$26.59	(7.34)	$10.05		1.65	32
July 31, 2021∆	28.47	.03	2.75	2.78	—	—	—	31.25	9.76*	11	.04*g	.12*	43

The accompanying notes are an integral part of these financial statements.

98 RetirementReady® Funds	RetirementReady® Funds 99

Financial highlights cont.

2040 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R6
July 31, 2022	$31.27	.50	(2.52)	(2.02)	(1.42)	(1.23)	(2.65)	$26.60	(7.28)	$13,998	(.05)	1.72	32
July 31, 2021	26.34	.26	5.14	5.40	(.47)	—	(.47)	31.27	20.69	14,318	.02[g]	.89	43
July 31, 2020	26.56	.45	.70	1.15	(.31)	(1.06)	(1.37)	26.34	4.36	17,177	.09[g]	1.76	53
July 31, 2019	28.73	.49	(.32)	.17	(.72)	(1.62)	(2.34)	26.56	1.68	21,085.05		1.84	28
July 31, 2018	27.29	.59	2.05	2.64	(1.18)	(.02)	(1.20)	28.73	9.75	22,335.05		2.10	39
Class Y
July 31, 2022	$31.20	.48	(2.52)	(2.04)	(1.39)	(1.23)	(2.62)	$26.54	(7.35)	$156,842.05		1.65	32
July 31, 2021	26.31	.25	5.12	5.37	(.48)	—	(.48)	31.20	20.59	162,247	.10[g]	.86	43
July 31, 2020	26.54	.51	.61	1.12	(.29)	(1.06)	(1.35)	26.31	4.24	1,823	.16[g]	1.97	53
July 31, 2019	28.68	.46	(.31)	.15	(.67)	(1.62)	(2.29)	26.54	1.61	4,637.13		1.74	28
July 31, 2018	27.26	.61	1.99	2.60	(1.16)	(.02)	(1.18)	28.68	9.61	4,063.14		2.16	39

See page 118 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

100 RetirementReady® Funds	RetirementReady® Funds 101

Financial highlights
(For a common share outstanding throughout the period)

2035 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2022	$25.36	.32	(1.73)	(1.41)	(1.27)	(1.43)	(2.70)	$21.25	(6.43)	$21,379.34		1.36	39
July 31, 2021	21.92	.16	3.28	3.44	—[f]	—	—[f]	25.36	15.70	23,803	.38[g]	.70	46
July 31, 2020	22.18	.31	.38	.69	(.38)	(.57)	(.95)	21.92	3.12	127,040	.42[g]	1.45	63
July 31, 2019	24.08	.40	(.19)	.21	(.77)	(1.34)	(2.11)	22.18	1.93	103,856.39		1.79	44
July 31, 2018	23.10	.41	1.41	1.82	(.84)	—	(.84)	24.08	7.94	86,367.41		1.73	43
Class B
July 31, 2022	$22.76	.14	(1.56)	(1.42)	(1.08)	(1.43)	(2.51)	$18.83	(7.17)	$222	1.09	.68	39
July 31, 2021	19.87	(.01)	2.97	2.96	(.07)	—	(.07)	22.76	14.90	370	1.13[g]	(.05)	46
July 31, 2020	20.17	.14	.33	.47	(.20)	(.57)	(.77)	19.87	2.32	463	1.17[g]	.72	63
July 31, 2019	22.07	.23	(.19)	.04	(.60)	(1.34)	(1.94)	20.17	1.17	653	1.14	1.12	44
July 31, 2018	21.21	.23	1.28	1.51	(.65)	—	(.65)	22.07	7.13	767	1.16	1.04	43
Class C
July 31, 2022	$22.56	.15	(1.55)	(1.40)	(1.11)	(1.43)	(2.54)	$18.62	(7.15)	$1,134	1.09	.73	39
July 31, 2021	19.70	(.01)	2.93	2.92	(.06)	—	(.06)	22.56	14.85	1,213	1.13[g]	(.05)	46
July 31, 2020	20.02	.14	.33	.47	(.22)	(.57)	(.79)	19.70	2.37	1,391	1.17[g]	.72	63
July 31, 2019	21.96	.21	(.19)	.02	(.62)	(1.34)	(1.96)	20.02	1.12	1,675	1.14	1.06	44
July 31, 2018	21.12	.21	1.30	1.51	(.67)	—	(.67)	21.96	7.18	1,496	1.16	.98	43
Class R
July 31, 2022	$24.07	.19	(1.62)	(1.43)	(1.10)	(1.43)	(2.53)	$20.11	(6.83)	$517.74		.85	39
July 31, 2021	21.04	.06	3.15	3.21	(.18)	—	(.18)	24.07	15.32	876	.71[g]	.29	46
July 31, 2020	21.31	.25	.35	.60	(.30)	(.57)	(.87)	21.04	2.86	654	.67[g]	1.20	63
July 31, 2019	23.16	.33	(.18)	.15	(.66)	(1.34)	(2.00)	21.31	1.66	626.64		1.55	44
July 31, 2018	22.26	.46	1.24	1.70	(.80)	—	(.80)	23.16	7.69	797.66		2.00	43
Class R3
July 31, 2022	$30.30	.35	(2.13)	(1.78)	(1.19)	(1.43)	(2.62)	$25.90	(6.58)	$5,458.49		1.24	39
July 31, 2021∆	28.16	.03	2.11	2.14	—	—	—	30.30	7.60*	7,415	.30*g	.09*	46
Class R4
July 31, 2022	$30.34	.40	(2.11)	(1.71)	(1.28)	(1.43)	(2.71)	$25.92	(6.36)	$791.24		1.42	39
July 31, 2021∆	28.16	.06	2.12	2.18	—	—	—	30.34	7.74*	687	.16*g	.19*	46
Class R5
July 31, 2022	$30.37	.46	(2.14)	(1.68)	(1.32)	(1.43)	(2.75)	$25.94	(6.24)	$10.09		1.62	39
July 31, 2021∆	28.16	.09	2.12	2.21	—	—	—	30.37	7.85*	11	.07*g	.31*	46

The accompanying notes are an integral part of these financial statements.

102 RetirementReady® Funds	RetirementReady® Funds 103

Financial highlights cont.

2035 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R6
July 31, 2022	$30.38	.48	(2.12)	(1.64)	(1.35)	(1.43)	(2.78)	$25.96	(6.11)	$15,997	(.01)	1.71	39
July 31, 2021	26.44	.29	3.94	4.23	(.29)	—	(.29)	30.38	16.10	17,492	.04[g]	1.01	46
July 31, 2020	26.53	.45	.46	.91	(.43)	(.57)	(1.00)	26.44	3.48	16,244	.09[g]	1.75	63
July 31, 2019	28.35	.59	(.22)	.37	(.85)	(1.34)	(2.19)	26.53	2.24	18,605.05		2.24	44
July 31, 2018	27.03	.60	1.64	2.24	(.92)	—	(.92)	28.35	8.34	21,366.05		2.14	43
Class Y
July 31, 2022	$30.35	.45	(2.12)	(1.67)	(1.33)	(1.43)	(2.76)	$25.92	(6.23)	$141,266.09		1.62	39
July 31, 2021	26.42	.26	3.97	4.23	(.30)	—	(.30)	30.35	16.09	124,961	.13[g]	.89	46
July 31, 2020	26.48	.45	.44	.89	(.38)	(.57)	(.95)	26.42	3.38	1,713	.17[g]	1.75	63
July 31, 2019	28.30	.59	(.24)	.35	(.83)	(1.34)	(2.17)	26.48	2.14	5,493.14		2.23	44
July 31, 2018	26.98	.55	1.67	2.22	(.90)	—	(.90)	28.30	8.26	13,086.16		1.97	43

See page 118 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

104 RetirementReady® Funds	RetirementReady® Funds 105

Financial highlights
(For a common share outstanding throughout the period)

2030 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2022	$23.86	.32	(1.47)	(1.15)	(1.02)	(1.08)	(2.10)	$20.61	(5.36)	$22,901.36		1.43	37
July 31, 2021	21.51	.23	2.12	2.35	—[f]	—	—[f]	23.86	10.93	24,643	.39[g]	1.03	54
July 31, 2020	21.95	.32	.15	.47	(.49)	(.42)	(.91)	21.51	2.12	198,756	.42[g]	1.53	66
July 31, 2019	23.22	.51	(.08)	.43	(.71)	(.99)	(1.70)	21.95	2.62	180,390.38		2.33	31
July 31, 2018	22.51	.41	1.02	1.43	(.72)	—	(.72)	23.22	6.38	164,247.39		1.80	46
Class B
July 31, 2022	$22.30	.14	(1.37)	(1.23)	(.79)	(1.08)	(1.87)	$19.20	(6.07)	$185	1.11	.67	37
July 31, 2021	20.32	.01	2.04	2.05	(.07)	—	(.07)	22.30	10.11	282	1.14[g]	.04	54
July 31, 2020	20.76	.16	.13	.29	(.31)	(.42)	(.73)	20.32	1.36	617	1.17[g]	.77	66
July 31, 2019	22.02	.33	(.09)	.24	(.51)	(.99)	(1.50)	20.76	1.80	815	1.13	1.61	31
July 31, 2018	21.36	.26	.95	1.21	(.55)	—	(.55)	22.02	5.66	1,025	1.14	1.17	46
Class C
July 31, 2022	$22.03	.14	(1.35)	(1.21)	(.81)	(1.08)	(1.89)	$18.93	(6.05)	$898	1.11	.66	37
July 31, 2021	20.18	—[f]	2.04	2.04	(.19)	—	(.19)	22.03	10.14	1,349	1.14[g]	—[h]	54
July 31, 2020	20.66	.15	.14	.29	(.35)	(.42)	(.77)	20.18	1.36	1,384	1.17[g]	.77	66
July 31, 2019	21.94	.33	(.09)	.24	(.53)	(.99)	(1.52)	20.66	1.81	1,430	1.13	1.61	31
July 31, 2018	21.32	.25	.95	1.20	(.58)	—	(.58)	21.94	5.62	1,454	1.14	1.16	46
Class R
July 31, 2022	$22.17	.21	(1.36)	(1.15)	(.92)	(1.08)	(2.00)	$19.02	(5.76)	$395.76		1.03	37
July 31, 2021	20.31	.09	2.05	2.14	(.28)	—	(.28)	22.17	10.62	586	.72[g]	.43	54
July 31, 2020	20.79	.26	.12	.38	(.44)	(.42)	(.86)	20.31	1.83	571	.67[g]	1.27	66
July 31, 2019	22.02	.42	(.07)	.35	(.59)	(.99)	(1.58)	20.79	2.36	652.63		2.04	31
July 31, 2018	21.39	.44	.86	1.30	(.67)	—	(.67)	22.02	6.12	570.64		2.02	46
Class R3
July 31, 2022	$27.61	.35	(1.73)	(1.38)	(.96)	(1.08)	(2.04)	$24.19	(5.48)	$5,622.51		1.33	37
July 31, 2021∆	26.19	.06	1.36	1.42	—	—	—	27.61	5.42*	7,452	.30*g	.26*	54
Class R4
July 31, 2022	$27.65	.40	(1.72)	(1.32)	(1.03)	(1.08)	(2.11)	$24.22	(5.23)	$2,733.26		1.54	37
July 31, 2021∆	26.19	.09	1.37	1.46	—	—	—	27.65	5.57*	2,899	.16*g	.36*	54
Class R5
July 31, 2022	$27.68	.44	(1.72)	(1.28)	(1.08)	(1.08)	(2.16)	$24.24	(5.11)	$10.11		1.69	37
July 31, 2021∆	26.19	.12	1.37	1.49	—	—	—	27.68	5.69*	11	.07*g	.45*	54

The accompanying notes are an integral part of these financial statements.

106 RetirementReady® Funds	RetirementReady® Funds 107

Financial highlights cont.

2030 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R6
July 31, 2022	$27.69	.49	(1.75)	(1.26)	(1.10)	(1.08)	(2.18)	$24.25	(5.01)	$18,059.01		1.89	37
July 31, 2021	25.25	.30	2.54	2.84	(.40)	—	(.40)	27.69	11.33	18,567	.05[g]	1.13	54
July 31, 2020	25.60	.46	.16	.62	(.55)	(.42)	(.97)	25.25	2.44	23,780	.09[g]	1.86	66
July 31, 2019	26.78	.69	(.10)	.59	(.78)	(.99)	(1.77)	25.60	2.94	24,909.05		2.73	31
July 31, 2018	25.84	.57	1.17	1.74	(.80)	—	(.80)	26.78	6.75	21,927.05		2.16	46
Class Y
July 31, 2022	$27.63	.44	(1.72)	(1.28)	(1.08)	(1.08)	(2.16)	$24.19	(5.11)	$187,829.11		1.70	37
July 31, 2021	25.22	.23	2.58	2.81	(.40)	—	(.40)	27.63	11.24	197,357	.14[g]	.89	54
July 31, 2020	25.57	.43	.17	.60	(.53)	(.42)	(.95)	25.22	2.34	3,709	.17[g]	1.74	66
July 31, 2019	26.74	.68	(.10)	.58	(.76)	(.99)	(1.75)	25.57	2.87	7,617.13		2.69	31
July 31, 2018	25.80	.54	1.18	1.72	(.78)	—	(.78)	26.74	6.70	7,307.14		2.03	46

See page 118 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

108 RetirementReady® Funds	RetirementReady® Funds 109

Financial highlights
(For a common share outstanding throughout the period)

2025 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2022	$22.72	.37	(1.32)	(.95)	(.66)	(.79)	(1.45)	$20.32	(4.48)	$23,539.37		1.74	57
July 31, 2021	21.56	.21	1.18	1.39	(.05)	(.18)	(.23)	22.72	6.52	24,306	.41[g]	.96	74
July 31, 2020	21.98	.33	(.06)	.27	(.50)	(.19)	(.69)	21.56	1.23	151,047	.42[g]	1.56	79
July 31, 2019	22.91	.57	(.02)	.55	(.80)	(.68)	(1.48)	21.98	2.99	112,950.39		2.60	44
July 31, 2018	22.36	.45	.59	1.04	(.49)	—	(.49)	22.91	4.64	93,296.41		1.99	52
Class B
July 31, 2022	$20.83	.20	(1.22)	(1.02)	(.48)	(.79)	(1.27)	$18.54	(5.19)	$229	1.12	.99	57
July 31, 2021	19.99	.01	1.12	1.13	(.11)	(.18)	(.29)	20.83	5.73	348	1.16[g]	.05	74
July 31, 2020	20.38	.16	(.08)	.08	(.28)	(.19)	(.47)	19.99	.42	483	1.17[g]	.79	79
July 31, 2019	21.32	.40	(.04)	.36	(.62)	(.68)	(1.30)	20.38	2.22	739	1.14	1.95	44
July 31, 2018	20.84	.28	.53	.81	(.33)	—	(.33)	21.32	3.90	998	1.16	1.31	52
Class C
July 31, 2022	$20.61	.18	(1.18)	(1.00)	(.49)	(.79)	(1.28)	$18.33	(5.17)	$1,569	1.12	.93	57
July 31, 2021	19.83	.02	1.11	1.13	(.17)	(.18)	(.35)	20.61	5.75	1,688	1.16[g]	.07	74
July 31, 2020	20.27	.16	(.07)	.09	(.34)	(.19)	(.53)	19.83	.45	2,409	1.17[g]	.80	79
July 31, 2019	21.26	.39	(.04)	.35	(.66)	(.68)	(1.34)	20.27	2.21	2,393	1.14	1.93	44
July 31, 2018	20.78	.25	.56	.81	(.33)	—	(.33)	21.26	3.89	2,175	1.16	1.19	52
Class R
July 31, 2022	$21.06	.26	(1.21)	(.95)	(.58)	(.79)	(1.37)	$18.74	(4.83)	$716.77		1.29	57
July 31, 2021	20.18	.05	1.18	1.23	(.17)	(.18)	(.35)	21.06	6.18	741	.74[g]	.28	74
July 31, 2020	20.57	.29	(.10)	.19	(.39)	(.19)	(.58)	20.18	.95	140	.67[g]	1.44	79
July 31, 2019	21.44	.48	(.02)	.46	(.65)	(.68)	(1.33)	20.57	2.70	458.64		2.32	44
July 31, 2018	20.97	.45	.47	.92	(.45)	—	(.45)	21.44	4.38	1,045.66		2.13	52
Class R3
July 31, 2022	$22.63	.33	(1.30)	(.97)	(.59)	(.79)	(1.38)	$20.28	(4.59)	$3,502.52		1.56	57
July 31, 2021∆	21.92	.06	.65	.71	—	—	—	22.63	3.24*	5,475	.31*g	.28*	74
Class R4
July 31, 2022	$22.66	.39	(1.31)	(.92)	(.68)	(.79)	(1.47)	$20.27	(4.38)	$1,310.27		1.81	57
July 31, 2021∆	21.92	.08	.66	.74	—	—	—	22.66	3.38*	1,351	.17*g	.38*	74
Class R5
July 31, 2022	$22.68	.42	(1.31)	(.89)	(.71)	(.79)	(1.50)	$20.29	(4.21)	$10.12		1.96	57
July 31, 2021∆	21.92	.10	.66	.76	—	—	—	22.68	3.47*	10	.08*g	.47*	74

The accompanying notes are an integral part of these financial statements.

110 RetirementReady® Funds	RetirementReady® Funds 111

Financial highlights cont.

2025 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R6
July 31, 2022	$22.70	.44	(1.32)	(.88)	(.73)	(.79)	(1.52)	$20.30	(4.16)	$10,678.02		2.06	57
July 31, 2021	21.77	.26	1.22	1.48	(.37)	(.18)	(.55)	22.70	6.93	11,001	.07[g]	1.18	74
July 31, 2020	22.18	.41	(.07)	.34	(.56)	(.19)	(.75)	21.77	1.54	15,965	.09[g]	1.89	79
July 31, 2019	23.11	.66	(.04)	.62	(.87)	(.68)	(1.55)	22.18	3.35	20,842.05		3.02	44
July 31, 2018	22.55	.54	.58	1.12	(.56)	—	(.56)	23.11	5.00	18,185.05		2.36	52
Class Y
July 31, 2022	$22.66	.42	(1.31)	(.89)	(.71)	(.79)	(1.50)	$20.27	(4.21)	$160,679.12		1.95	57
July 31, 2021	21.76	.20	1.26	1.46	(.38)	(.18)	(.56)	22.66	6.82	159,475	.16[g]	.92	74
July 31, 2020	22.13	.40	(.08)	.32	(.50)	(.19)	(.69)	21.76	1.46	2,318	.17[g]	1.86	79
July 31, 2019	23.06	.66	(.06)	.60	(.85)	(.68)	(1.53)	22.13	3.24	6,541.14		3.02	44
July 31, 2018	22.50	.51	.59	1.10	(.54)	—	(.54)	23.06	4.91	13,079.16		2.23	52

See page 118 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

112 RetirementReady® Funds	RetirementReady® Funds 113

Financial highlights
(For a common share outstanding throughout the period)

Maturity Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
											Ratio of
	Net asset		Net realized			From net					expenses	Ratio of net
	value,		and unrealized	Total from	From net	realized				Net assets,	to average	investment income
	beginning	Net investment	gain (loss) on	investment	investment	gain on	Total	Net asset value,	Total return at net	end of period	net assets	(loss) to average	Portfolio
Period ended	of period	income (loss)[a,b]	investments	operations	income	investments	distributions	end of period	asset value (%)[c]	(in thousands)	(%)[d,e]	net assets (%)[b,e]	turnover (%)
Class A
July 31, 2022	$17.41	.34	(1.00)	(.66)	(.45)	(.18)	(.63)	$16.12	(3.90)	$25,827.38		2.04	24
July 31, 2021	17.18	.19	.32	.51	(.24)	(.04)	(.28)	17.41	2.99	29,465	.39[g]	1.10	65
July 31, 2020	17.62	.30	(.27)	.03	(.30)	(.17)	(.47)	17.18	.19	108,011	.41[g]	1.77	73
July 31, 2019	17.62	.53	.03	.56	(.53)	(.03)	(.56)	17.62	3.35	104,174.38		3.10	37
July 31, 2018	17.65	.44	(.02)	.42	(.45)	—	(.45)	17.62	2.37	92,361.39		2.47	68
Class B
July 31, 2022	$16.96	.22	(.99)	(.77)	(.32)	(.18)	(.50)	$15.69	(4.62)	$201	1.13	1.34	24
July 31, 2021	16.75	.05	.32	.37	(.12)	(.04)	(.16)	16.96	2.22	531	1.14[g]	.32	65
July 31, 2020	17.18	.17	(.25)	(.08)	(.18)	(.17)	(.35)	16.75	(.52)	475	1.16[g]	1.03	73
July 31, 2019	17.20	.39	.03	.42	(.41)	(.03)	(.44)	17.18	2.53	688	1.13	2.33	37
July 31, 2018	17.28	.31	(.02)	.29	(.37)	—	(.37)	17.20	1.64	849	1.14	1.78	68
Class C
July 31, 2022	$17.00	.22	(.99)	(.77)	(.32)	(.18)	(.50)	$15.73	(4.61)	$1,066	1.13	1.32	24
July 31, 2021	16.79	.05	.33	.38	(.13)	(.04)	(.17)	17.00	2.22	1,647	1.13[g]	.28	65
July 31, 2020	17.23	.17	(.27)	(.10)	(.17)	(.17)	(.34)	16.79	(.58)	829	1.16[g]	1.03	73
July 31, 2019	17.24	.36	.07	.43	(.41)	(.03)	(.44)	17.23	2.61	1,069	1.13	2.16	37
July 31, 2018	17.33	.31	(.03)	.28	(.37)	—	(.37)	17.24	1.58	1,172	1.14	1.81	68
Class R
July 31, 2022	$17.39	.27	(1.00)	(.73)	(.38)	(.18)	(.56)	$16.10	(4.28)	$704.78		1.63	24
July 31, 2021	17.16	.13	.33	.46	(.19)	(.04)	(.23)	17.39	2.69	737	.73[g]	.75	65
July 31, 2020	17.60	.25	(.26)	(.01)	(.26)	(.17)	(.43)	17.16	(.06)	1,021	.66[g]	1.49	73
July 31, 2019	17.61	.54	(.03)	.51	(.49)	(.03)	(.52)	17.60	3.03	581.63		3.10	37
July 31, 2018	17.64	.43	(.06)	.37	(.40)	—	(.40)	17.61	2.10	527.64		2.42	68
Class R3
July 31, 2022	$17.47	.31	(1.01)	(.70)	(.42)	(.18)	(.60)	$16.17	(4.09)	$1,926.53		1.86	24
July 31, 2021∆	17.33	.08	.14	.22	(.08)	—	(.08)	17.47	1.28*	2,584	.30*g	.49*	65
Class R4
July 31, 2022	$17.47	.36	(1.01)	(.65)	(.46)	(.18)	(.64)	$16.18	(3.81)	$224.28		2.14	24
July 31, 2021∆	17.33	.12	.13	.25	(.11)	—	(.11)	17.47	1.44*	220	.16*g	.67*	65
Class R5
July 31, 2022	$17.47	.38	(1.00)	(.62)	(.49)	(.18)	(.67)	$16.18	(3.66)	$10.13		2.29	24
July 31, 2021∆	17.33	.12	.14	.26	(.12)	—	(.12)	17.47	1.52*	10	.07*g	.70*	65

The accompanying notes are an integral part of these financial statements.

114 RetirementReady® Funds	RetirementReady® Funds 115

Financial highlights cont.

Maturity Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
											Ratio of
	Net asset		Net realized			From net					expenses	Ratio of net
	value,		and unrealized	Total from	From net	realized				Net assets,	to average	investment income
	beginning	Net investment	gain (loss) on	investment	investment	gain on	Total	Net asset value,	Total return at net	end of period	net assets	(loss) to average	Portfolio
Period ended	of period	income (loss)[a,b]	investments	operations	income	investments	distributions	end of period	asset value (%)[c]	(in thousands)	(%)[d,e]	net assets (%)[b,e]	turnover (%)
Class R6
July 31, 2022	$17.47	.41	(1.02)	(.61)	(.50)	(.18)	(.68)	$16.18	(3.55)	$3,662.03		2.42	24
July 31, 2021	17.24	.25	.33	.58	(.31)	(.04)	(.35)	17.47	3.38	4,673	.05[g]	1.41	65
July 31, 2020	17.68	.36	(.27)	.09	(.36)	(.17)	(.53)	17.24	.52	2,509	.09[g]	2.08	73
July 31, 2019	17.68	.61	.01	.62	(.59)	(.03)	(.62)	17.68	3.69	2,958.05		3.50	37
July 31, 2018	17.71	.50	(.02)	.48	(.51)	—	(.51)	17.68	2.71	3,842.05		2.83	68
Class Y
July 31, 2022	$17.47	.38	(1.00)	(.62)	(.49)	(.18)	(.67)	$16.18	(3.66)	$215,711.13		2.28	24
July 31, 2021	17.25	.22	.34	.56	(.30)	(.04)	(.34)	17.47	3.23	263,315	.13[g]	1.25	65
July 31, 2020	17.68	.36	(.27)	.09	(.35)	(.17)	(.52)	17.25	.48	707	.16[g]	2.10	73
July 31, 2019	17.68	.62	(.01)	.61	(.58)	(.03)	(.61)	17.68	3.60	3,188.13		3.59	37
July 31, 2018	17.71	.48	(.02)	.46	(.49)	—	(.49)	17.68	2.62	4,630.14		2.70	68

See page 118 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

116 RetirementReady® Funds	RetirementReady® Funds 117

Financial highlights cont.

* Not annualized.

∆ For the period January 4, 2021 (commencement of operations) to July 31, 2021.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The ratio of net investment income and net investment income per share amounts shown may not correspond with the expected class specific difference due to the timing of income received from the underlying Putnam funds and the timing of subscriptions/redemption to the class.

c Total return does not reflect the effect of sales charges.

d Expense ratios do not include expenses of the underlying funds.

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each fund’s average net assets (Note 2):

	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
2065 Fund
Class A, C, R, R3, R4, R5, R6,Y	41.55%	80.98%	N/A	N/A	N/A
2060 Fund
Class A, B, C, R, Y	1.71	2.44	3.32%	6.13%	16.06%
Class R3, R4, R5	1.71	1.43	N/A	N/A	N/A
Class R6	1.71	2.44	3.32	6.13	16.06
2055 Fund
Class A, B, C, R, Y	0.88	0.68	0.43	0.45	0.44
Class R3, R4, R5	0.88	0.53	N/A	N/A	N/A
Class R6	0.88	0.68	0.43	0.45	0.44
2050 Fund
Class A, B, C, R, Y	0.75	0.49	0.16	0.18	0.18
Class R3, R4, R5	0.75	0.42	N/A	N/A	N/A
Class R6	0.75	0.49	0.16	0.18	0.18
2045 Fund
Class A, B, C, R, Y	0.72	0.45	0.15	0.17	0.18
Class R3, R4, R5	0.72	0.40	N/A	N/A	N/A
Class R6	0.72	0.45	0.15	0.17	0.18
2040 Fund
Class A, B, C, R, Y	0.66	0.39	0.08	0.09	0.12
Class R3, R4, R5	0.66	0.36	N/A	N/A	N/A
Class R6	0.66	0.39	0.08	0.09	0.12
2035 Fund
Class A, B, C, R, Y	0.62	0.37	0.09	0.11	0.11
Class R3, R4, R5	0.62	0.33	N/A	N/A	N/A
Class R6	0.62	0.37	0.09	0.11	0.11

118 RetirementReady® Funds

	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
2030 Fund
Class A, B, C, R, Y	0.56	0.33	0.07	0.08	0.08
Class R3, R4, R5	0.56	0.30	N/A	N/A	N/A
Class R6	0.56	0.33	0.07	0.08	0.08
2025 Fund
Class A, B, C, R, Y	0.56	0.33	0.08	0.10	0.11
Class R3, R4, R5	0.56	0.30	N/A	N/A	N/A
Class R6	0.56	0.33	0.08	0.10	0.11
Maturity Fund
Class A, B, C, R, Y	0.52	0.33	0.18	0.12	0.12
Class R3, R4, R5	0.52	0.29	N/A	N/A	N/A
Class R6	0.52	0.33	0.18	0.12	0.12

f Amount represents less than $0.01 per share.

g Includes one-time proxy costs which amounted to the following as a percentage of average net assets.

	7/31/21	7/31/20
2060 Fund	0.01%	0.04%
2055 Fund	0.01	0.04
2050 Fund	0.01	0.03
2045 Fund	0.01	0.04
2040 Fund	0.01	0.04
2035 Fund	0.01	0.04
2030 Fund	0.01	0.04
2025 Fund	0.01	0.04
Maturity Fund	0.01	0.04

h Amount represents less than 0.01% of average net assets.

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 119

Notes to financial statements 7/31/22

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, each fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Unless otherwise noted, the “reporting period” represents the period from August 1, 2021 through July 31, 2022.

Each of the Putnam RetirementReady Funds: Putnam RetirementReady 2065 Fund, Putnam RetirementReady 2060 Fund, Putnam RetirementReady 2055 Fund, Putnam RetirementReady 2050 Fund, Putnam RetirementReady 2045 Fund, Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund, Putnam RetirementReady 2025 Fund and Putnam RetirementReady Maturity Fund (collectively the funds) is a diversified series of Putnam Target Date Funds, (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end investment company. Each fund, except Putnam RetirementReady Maturity Fund, seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. Putnam RetirementReady Maturity Fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital.

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2025. The tenth fund is named Putnam RetirementReady Maturity Fund. Amounts invested in each target date fund are allocated among underlying Putnam funds based on the fund’s target date. The target percentages for each target date fund gradually change over time based on the number of years that remain until the target date of the fund so that a fund’s asset allocation will become more conservative as the fund approaches its target date. The asset allocation of each target date fund is designed to provide a diversified investment that Putnam Management believes is neither overly aggressive nor overly conservative for a typical investor planning to retire (or otherwise begin using the invested funds) in the target year. When a fund’s target percentages correspond to those of Putnam RetirementReady Maturity Fund, which currently is expected to occur during the latter part of the target year, the fund will be merged into Putnam RetirementReady Maturity Fund.

These financial statements report on each fund, which may invest in certain Putnam funds which are managed by Putnam Management. As of July 31, 2022, each fund may invest in the following diversified funds: Putnam Fixed Income Absolute Return Fund, Putnam Multi-Asset Absolute Return Fund, Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Equity Fund, Putnam Dynamic Asset Allocation Growth Fund and Putnam Government Money Market Fund (the underlying Putnam funds). The financial statements of the underlying Putnam funds contain additional information about the expenses and investments of the underlying Putnam funds and are available upon request.

Each funds offers the following share classes. The expense for each class of share may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred charges	Conversion feature
1.00% on certain redemptions of
	Up to 5.75%/	shares bought with no initial
Class A	Up to 4.00% †	sales charge	None
Converts to class A shares
Class B*‡	None	5.00% phased out over six years	after 8 years
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class R**	None	None	None
Class R3**	None	None	None
Class R4**	None	None	None
Class R5**	None	None	None
Class R6**	None	None	None
Class Y**	None	None	None

120 RetirementReady® Funds

* Not available on Putnam RetirementReady 2065 Fund.

‡ Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

** Not available to all investors.

† Sales charge 5.75% for all funds except Putnam RetirementReady Maturity Fund which is 4.00%.

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against each fund. However, each fund’s management team expects the risk of material loss to be remote.

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of each fund.

Under each fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam funds in which it invests, which are classified as Level 1 or Level 2 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam funds are determined based on the policies contained in each underlying Putnam fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the scheduled close of regular trading on the New York Stock Exchange each day the exchange is open.

Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam funds are recorded on the ex-dividend date.

Interfund lending Each fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the funds to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the funds did not utilize the program.

RetirementReady® Funds 121

Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

Each fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the funds’ federal tax returns for the prior three fiscal years, or life of the fund, if shorter, remain subject to examination by the Internal Revenue Service.

Pursuant to federal income tax regulations applicable to regulated investment companies, Putnam RetirementReady Maturity Fund has elected to defer certain capital losses of $484,775 recognized during the period between November 1, 2021 and July 31, 2022 to its fiscal year ending July 31, 2023.

Pursuant to federal income tax regulations applicable to regulated investment companies, the following fund has elected to defer the following amount to its fiscal year ending July 31, 2023 of late year ordinary losses ((i) ordinary losses recognized between January 1, 2022 and July 31, 2022, and (ii) specified ordinary and currency losses recognized between November 1, 2021 and July 31, 2022).

2055 Fund	$7,866

Distributions to shareholders Each fund normally distributes any net investment income and any net realized capital gains annually, except Putnam RetirementReady Maturity Fund, which normally distributes any net investment income monthly and any net realized capital gains annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include the following temporary and/or permanent difference for the following funds:

Differences during the period
losses on wash sale transactions, redesignation of taxable distributions, reclass of short-term
2065 Fund	capital gain distributions from underlying Putnam funds
losses on wash sale transactions, redesignation of taxable distributions, reclass of short-term
2060 Fund	capital gain distributions from underlying Putnam funds
losses on wash sale transactions, reclass of short-term capital gain distributions from underlying
2055 Fund	Putnam funds
losses on wash sale transactions, reclass of short-term capital gain distributions from underlying
2050 Fund	Putnam funds
losses on wash sale transactions, reclass of short-term capital gain distributions from underlying
2045 Fund	Putnam funds
2040 Fund	losses on wash sale transactions, reclass of short-term capital gain distributions from underlying
Putnam funds
2035 Fund	losses on wash sale transactions, redesignation of taxable distributions, reclass of short-term capital gain distributions from underlying Putnam funds
2030 Fund	losses on wash sale transactions, redesignation of taxable distributions, reclass of short-term capital gain distributions from underlying Putnam funds
2025 Fund	losses on wash sale transactions, reclass of short-term capital gain distributions from underlying
Putnam funds
Maturity Fund	losses on wash sale transactions, late year loss deferrals, reclass of short-term capital gain distributions from underlying Putnam funds, distribution in excess

122 RetirementReady® Funds

Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the following funds reclassified the following amounts:

		Accumulated net
	Undistributed net	realized gain/(loss) on
	investment income	investment transactions	Paid-in-capital
2065 Fund	$9,562	$(9,562)	$—
2060 Fund	345,367	(345,367)	—
2055 Fund	1,730,023	(1,730,023)	—
2050 Fund	3,796,248	(3,796,248)	—
2045 Fund	4,309,209	(4,309,209)	—
2040 Fund	6,314,561	(6,314,561)	—
2035 Fund	5,377,727	(5,377,727)	—
2030 Fund	5,860,410	(5,860,410)	—
2025 Fund	2,682,547	(2,682,547)	—
Maturity Fund	1,635,231	(1,153,893)	(481,338)

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)	Undistributed ordinary income	Undistributed short-term gain	Undistributed long-term gain	Post-October loss	Late year ordinary loss deferral	Cost for federal income tax purposes
2065 Fund	$2,967	$(50,510)	$(47,543)	$—	$1,069	$13,465	$—	$—	$458,691
2060 Fund	109,165	(1,557,888)	(1,448,723)	—	—	599,501	—	—	12,618,425
2055 Fund	722,020	(6,109,677)	(5,387,657)	—	—	3,136,988	—	(7,866)	48,823,978
2050 Fund	1,369,944	(12,079,279)	(10,709,335)	5,171	—	8,499,625	—	—	98,779,532
2045 Fund	1,645,977	(15,153,703)	(13,507,726)	66,287	3,163	9,404,754	—	—	141,183,376
2040 Fund	3,218,380	(20,604,911)	(17,386,531)	408,654	—	16,754,526	—	—	209,475,701
2035 Fund	1,698,990	(19,837,159)	(18,138,169)	—	—	9,687,867	—	—	204,942,405
2030 Fund	2,388,456	(25,332,766)	(22,944,310)	—	—	9,350,505	—	—	261,616,106
2025 Fund	873,709	(23,605,005)	(22,731,296)	184,047	—	5,027,997	—	—	225,003,966
Maturity Fund	927,114	(31,158,938)	(30,231,824)	—	—	—	(484,775)	—	279,635,134

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Offering costs: For Putnam RetirementReady 2065 Fund, the offering costs of $132,514 have been fully amortized on a straight-line basis over a twelve-month period as of January 4, 2022. As of the close of the reporting period, the fund has reimbursed Putnam Management for the payment of these expenses.

RetirementReady® Funds 123

Note 2: Management fee, administrative services and other transactions

Under the funds’ management contract (the “Management Contract”), each fund pays a management fee to Putnam Management. The fee for each fund is calculated and paid monthly based on an annual rate and the fund’s average net assets for the month. For Putnam RetirementReady Maturity Fund, the annual rate is 0.46%. For each other fund, the annual rate is based on the number of years remaining (determined as of September 30th of each year and applicable through September 30th of the following year) until the date referenced in the fund’s name (the “Target Date”). “Average net assets” means the average of all of the determinations of a fund’s net asset value at the close of business on each business day during each month. The annual rate for each fund for the reporting period were:

2065 Fund	0.55%
2060 Fund	0.54%
2055 Fund	0.53%
2050 Fund	0.52%
2045 Fund	0.51%
2040 Fund	0.50%
2035 Fund	0.49%
2030 Fund	0.48%
2025 Fund	0.47%
Maturity Fund	0.46%

Putnam Management has contractually agreed to waive fees and/or reimburse expenses of each fund through at least November 30, 2025 for all the funds (with the exception of Putnam RetirementReady 2060 Fund, where the contractual agreement is through November 30, 2032) in an amount equal to the fund’s acquired fund fees and expenses. During the reporting period, expenses for each fund were reduced by the following amounts as a result of this waiver:

Fees waived and reimbursed by
the Manager
2065 Fund	$1,740
2060 Fund	53,104
2055 Fund	254,041
2050 Fund	576,061
2045 Fund	765,914
2040 Fund	1,184,398
2035 Fund	1,035,922
2030 Fund	1,323,986
2025 Fund	1,067,904
Maturity Fund	1,450,387

124 RetirementReady® Funds

Putnam Management has also contractually agreed to waive fees and/or reimburse expenses of each class of shares of each fund through at least November 30, 2025 for all funds (with the exception of Putnam RetirementReady 2060 Fund, where the contractual agreement is through November 30, 2032) in an amount sufficient to result in total annual fund operating expenses for class A, B (other than for Putnam RetirementReady 2065 Fund, which does not offer class B shares), C, R, R3, R4, R5, R6, and Y shares of the fund (exclusive of payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and extraordinary expenses) that equal 0.65%, 0.65%, 0.65%, 0.80%, 0.80%, 0.80%, 0.65%, 0.55%, and 0.65%, respectively, of the fund’s average net assets. During the reporting period, expenses for each fund were reduced by the following amounts as a result of this waiver:

Fees waived and reimbursed by
the Manager
2065 Fund	$115,352
2060 Fund	94,064
2055 Fund	109,835
2050 Fund	122,190
2045 Fund	120,831
2040 Fund	117,126
2035 Fund	98,140
2030 Fund	68,040
2025 Fund	51,864
Maturity Fund	6,692

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of each fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the funds during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% (prior to July 1, 2022, the annual rate was 0.35%) of the average net assets of the portion of the funds managed by PIL.

Putnam Investor Services, Inc. provides investor servicing agent functions to each fund at the following class specific rates. During the period, the expenses for each class of shares related to investor servicing fees for each fund were as follows:

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y	Total
Maximum %	0.125%	0.125%	0.275%	0.275%	0.275%	0.125%	0.025%	0.125%
2065 Fund	$37	$171	$30	$29	$30	$14	$15	$14	$340

	Class A	Class B	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y	Total
Maximum %	0.125%	0.125%	0.125%	0.275%	0.275%	0.275%	0.125%	0.025%	0.125%
2060 Fund	$1,180	$20	$371	$46	$107	$92	$14	$422	$6,947	$9,199
2055 Fund	5,797	101	1,217	128	7,995	901	14	1,514	32,322	$49,989
2050 Fund	9,104	254	1,193	1,391	7,811	445	14	2,613	87,222	$110,047
2045 Fund	15,807	571	1,066	218	9,999	2,177	13	2,796	116,645	$149,292
2040 Fund	21,007	473	1,053	376	9,886	2,010	13	3,543	199,755	$238,116
2035 Fund	28,105	378	1,468	1,550	16,274	2,018	13	4,178	168,464	$222,448
2030 Fund	29,373	280	1,337	1,228	17,061	7,624	13	4,522	240,072	$301,510
2025 Fund	30,251	364	1,948	1,919	10,585	3,580	13	2,670	196,321	$247,651
Maturity Fund	34,346	479	1,642	1,938	5,613	605	12	1,023	298,775	$344,433

RetirementReady® Funds 125

Each fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (“Maximum %”) of the average net assets attributable to each class. The Trustees have approved payment by the funds at the following annual rates (“Approved %”) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees for each fund were as follows:

	Class A	Class C	Class R	Class R3	Total
Maximum %	0.35%	1.00%	1.00%	0.35%
Approved %	0.25%	1.00%	0.50%	0.25%
2065 Fund	$75	$1,362	$55	$27	$1,519

	Class A	Class B	Class C	Class R	Class R3	Total
Maximum %	0.35%	1.00%	1.00%	1.00%	0.35%
Approved %	0.25%	1.00%	1.00%	0.50%	0.25%
2060 Fund	$2,376	$164	$2,988	$85	$98	$5,711
2055 Fund	11,677	819	9,821	240	7,325	$29,882
2050 Fund	18,348	2,056	9,634	2,559	7,188	$39,785
2045 Fund	31,868	4,610	8,605	400	9,173	$54,656
2040 Fund	42,343	3,825	8,491	695	9,079	$64,433
2035 Fund	56,657	3,050	11,828	2,854	14,948	$89,337
2030 Fund	59,234	2,268	10,803	2,257	15,695	$90,257
2025 Fund	60,979	2,942	15,726	3,517	9,757	$92,921
Maturity Fund	69,282	3,881	13,278	3,556	5,159	$95,156

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions from the sale of class A shares, and received contingent deferred sales charges from redemptions of class B, if applicable, and class C shares, in the following amounts:

	Class A
	Net commissions	Class C CDSC
2065 Fund	$305	$—

	Class A
	Net commissions	Class B CDSC	Class C CDSC
2060 Fund	$1,730	$—	$25
2055 Fund	6,278	1	115
2050 Fund	6,467	127	4
2045 Fund	5,839	7	52
2040 Fund	6,068	—	65
2035 Fund	9,123	—	211
2030 Fund	7,876	—	435
2025 Fund	8,865	18	194
Maturity Fund	1,688	24	61

126 RetirementReady® Funds

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received the following amounts on class A redemptions:

Class A CDSC
2065 Fund	$—
2060 Fund	18
2055 Fund	147
2050 Fund	152
2045 Fund	106
2040 Fund	74
2035 Fund	—
2030 Fund	50
2025 Fund	4,623
Maturity Fund	4

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of underlying Putnam funds were as follows:

	Cost of purchases	Proceeds from sales
2065 Fund	$321,889	$36,161
2060 Fund	11,029,613	4,558,391
2055 Fund	27,599,214	11,456,330
2050 Fund	47,488,427	29,817,409
2045 Fund	78,829,150	40,546,264
2040 Fund	91,638,524	64,180,950
2035 Fund	109,580,523	71,292,357
2030 Fund	107,697,009	92,302,785
2025 Fund	130,493,436	114,111,263
Maturity Fund	65,725,923	99,158,232

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

2065 Fund

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	4,650	$47,340	814	$8,601
Shares issued in connection with
reinvestment of distributions	133	1,483	—	—
	4,783	48,823	814	8,601
Shares repurchased	(506)	(5,344)	(268)	(2,920)
Net increase	4,277	$43,479	546	$5,681

RetirementReady® Funds 127

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	10,824	$117,093	6,398	$70,067
Shares issued in connection with
reinvestment of distributions	432	4,799	—	—
	11,256	121,892	6,398	70,067
Shares repurchased	(6)	(60)	—	—
Net increase	11,250	$121,832	6,398	$70,067

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	52	576	—	—
	52	576	—	—
Shares repurchased	—	—	—	—
Net increase	52	$576	—	$—

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	54	603	—	—
	54	603	—	—
Shares repurchased	—	—	—	—
Net increase	54	$603	—	$—

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	56	630	—	—
	56	630	—	—
Shares repurchased	—	—	—	—
Net increase	56	$630	—	$—

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	58	647	—	—
	58	647	—	—
Shares repurchased	—	—	—	—
Net increase	58	$647	—	$—

128 RetirementReady® Funds

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	11,748	$121,499	1,272	$14,073
Shares issued in connection with
reinvestment of distributions	246	2,754	—	—
	11,994	124,253	1,272	14,073
Shares repurchased	(1,741)	(19,727)	(7)	(79)
Net increase	10,253	$104,526	1,265	$13,994

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	117	$1,140	—	$—
Shares issued in connection with
reinvestment of distributions	58	647	—	—
	175	1,787	—	—
Shares repurchased	—	—	—	—
Net increase	175	$1,787	—	$—

2060 Fund

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	21,525	$263,959	59,612	$703,640
Shares issued in connection with
reinvestment of distributions	9,439	119,975	1,286	15,750
	30,964	383,934	60,898	719,390
Shares repurchased	(7,823)	(97,208)	(156,439)	(1,757,873)
Net increase (decrease)	23,141	$286,726	(95,541)	$(1,038,483)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	157	1,990	34	414
	157	1,990	34	414
Shares repurchased	—	—	(348)	(4,731)
Net increase (decrease)	157	$1,990	(314)	$(4,317)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	4,890	$58,994	4,817	$59,193
Shares issued in connection with
reinvestment of distributions	2,978	37,291	401	4,856
	7,868	96,285	5,218	64,049
Shares repurchased	(1,871)	(22,177)	(2,169)	(24,875)
Net increase	5,997	$74,108	3,049	$39,174

RetirementReady® Funds 129

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	13	$162
Shares issued in connection with
reinvestment of distributions	164	2,102	31	380
	164	2,102	44	542
Shares repurchased	—	—	(13)	(165)
Net increase	164	$2,102	31	$377

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	702	$8,765	2,907	$35,865
Shares issued in connection with
reinvestment of distributions	395	5,049	—	—
	1,097	13,814	2,907	35,865
Shares repurchased	(289)	(3,705)	(142)	(1,899)
Net increase	808	$10,109	2,765	$33,966

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	858	$10,187	3,927	$48,290
Shares issued in connection with
reinvestment of distributions	334	4,263	—	—
	1,192	14,450	3,927	48,290
Shares repurchased	(193)	(2,331)	(1,655)	(20,983)
Net increase	999	$12,119	2,272	$27,307

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	812	$10,000
Shares issued in connection with
reinvestment of distributions	112	1,432	—	—
	112	1,432	812	10,000
Shares repurchased	—	—	—	—
Net increase	112	$1,432	812	$10,000

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	67,112	$819,790	58,192	$731,809
Shares issued in connection with
reinvestment of distributions	16,192	206,937	2,847	35,051
	83,304	1,026,727	61,039	766,860
Shares repurchased	(18,611)	(231,894)	(33,612)	(424,806)
Net increase	64,693	$794,833	27,427	$342,054

130 RetirementReady® Funds

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	709,969	$8,605,860	422,630	$5,238,295
Shares issued in connection with
reinvestment of distributions	50,999	649,732	4,739	58,188
	760,968	9,255,592	427,369	5,296,483
Shares repurchased	(319,250)	(3,846,375)	(168,599)	(2,161,267)
Net increase	441,718	$5,409,217	258,770	$3,135,216

2055 Fund

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	110,471	$1,344,823	211,225	$2,402,971
Shares issued in connection with
reinvestment of distributions	42,780	542,027	1,694	20,651
	153,251	1,886,850	212,919	2,423,622
Shares repurchased	(35,792)	(433,881)	(1,411,817)	(15,755,517)
Net increase (decrease)	117,459	$1,452,969	(1,198,898)	$(13,331,895)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	790	9,910	—	—
	790	9,910	—	—
Shares repurchased	(2,541)	(32,273)	(2,121)	(22,908)
Net decrease	(1,751)	$(22,363)	(2,121)	$(22,908)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	6,047	$71,960	9,022	$105,184
Shares issued in connection with
reinvestment of distributions	10,437	127,744	163	1,930
	16,484	199,704	9,185	107,114
Shares repurchased	(47,339)	(534,126)	(10,213)	(126,622)
Net decrease	(30,855)	$(334,422)	(1,028)	$(19,508)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	2,040	$25,485	4,818	$59,280
Shares issued in connection with
reinvestment of distributions	193	2,514	83	1,014
	2,233	27,999	4,901	60,294
Shares repurchased	(10,900)	(152,099)	(3,472)	(43,767)
Net increase (decrease)	(8,667)	$(124,100)	1,429	$16,527

RetirementReady® Funds 131

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	70,713	$881,261	244,570	$3,008,263
Shares issued in connection with
reinvestment of distributions	27,596	352,405	—	—
	98,309	1,233,666	244,570	3,008,263
Shares repurchased	(50,620)	(643,410)	(31,767)	(421,931)
Net increase	47,689	$590,256	212,803	$2,586,332

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	3,469	$41,685	29,670	$363,711
Shares issued in connection with
reinvestment of distributions	3,095	39,525	—	—
	6,564	81,210	29,670	363,711
Shares repurchased	(2,425)	(29,615)	(5,410)	(70,010)
Net increase	4,139	$51,595	24,260	$293,701

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	815	$10,000
Shares issued in connection with
reinvestment of distributions	104	1,336	—	—
	104	1,336	815	10,000
Shares repurchased	—	—	—	—
Net increase	104	$1,336	815	$10,000

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	89,447	$1,097,303	94,040	$1,163,766
Shares issued in connection with
reinvestment of distributions	55,767	712,143	5,967	73,217
	145,214	1,809,446	100,007	1,236,983
Shares repurchased	(50,388)	(680,459)	(224,146)	(2,825,474)
Net increase (decrease)	94,826	$1,128,987	(124,139)	$(1,588,491)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,370,372	$17,397,526	1,817,073	$21,567,318
Shares issued in connection with
reinvestment of distributions	247,836	3,174,779	12,893	158,717
	1,618,208	20,572,305	1,829,966	21,726,035
Shares repurchased	(562,871)	(6,978,137)	(365,161)	(4,710,438)
Net increase	1,055,337	$13,594,168	1,464,805	$17,015,597

132 RetirementReady® Funds

2050 Fund

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	44,345	$908,711	192,237	$3,557,029
Shares issued in connection with
reinvestment of distributions	36,607	762,523	25	504
	80,952	1,671,234	192,262	3,557,533
Shares repurchased	(37,149)	(788,328)	(2,912,248)	(52,443,551)
Net increase (decrease)	43,803	$882,906	(2,719,986)	$(48,886,018)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	1,018	20,746	80	1,553
	1,018	20,746	80	1,553
Shares repurchased	(8,157)	(167,556)	(2,510)	(48,287)
Net decrease	(7,139)	$(146,810)	(2,430)	$(46,734)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	8,593	$165,488	11,925	$232,090
Shares issued in connection with
reinvestment of distributions	4,670	93,205	342	6,540
	13,263	258,693	12,267	238,630
Shares repurchased	(12,337)	(254,352)	(12,355)	(244,779)
Net increase (decrease)	926	$4,341	(88)	$(6,149)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	4,781	$90,340	3,673	$71,429
Shares issued in connection with
reinvestment of distributions	2,311	46,975	370	7,174
	7,092	137,315	4,043	78,603
Shares repurchased	(13,756)	(303,514)	(1,999)	(39,297)
Net increase (decrease)	(6,664)	$(166,199)	2,044	$39,306

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	23,123	$479,160	206,801	$4,097,189
Shares issued in connection with
reinvestment of distributions	18,513	384,144	—	—
	41,636	863,304	206,801	4,097,189
Shares repurchased	(97,594)	(2,041,973)	(32,970)	(698,812)
Net increase (decrease)	(55,958)	$(1,178,669)	173,831	$3,398,377

RetirementReady® Funds 133

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	2,981	$60,668	22,145	$438,811
Shares issued in connection with
reinvestment of distributions	762	15,835	—	—
	3,743	76,503	22,145	438,811
Shares repurchased	(2,342)	(51,522)	(14,238)	(289,942)
Net increase	1,401	$24,981	7,907	$148,869

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	505	$10,000
Shares issued in connection with
reinvestment of distributions	57	1,181	—	—
	57	1,181	505	10,000
Shares repurchased	—	—	—	—
Net increase	57	$1,181	505	$10,000

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	52,381	$1,045,426	96,720	$1,950,910
Shares issued in connection with
reinvestment of distributions	55,291	1,147,279	8,485	168,163
	107,672	2,192,705	105,205	2,119,073
Shares repurchased	(59,040)	(1,184,905)	(172,138)	(3,535,572)
Net increase (decrease)	48,632	$1,007,800	(66,933)	$(1,416,499)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,378,537	$28,437,742	3,474,271	$65,126,038
Shares issued in connection with
reinvestment of distributions	374,522	7,767,576	40,917	810,568
	1,753,059	36,205,318	3,515,188	65,936,606
Shares repurchased	(1,008,529)	(20,064,503)	(585,249)	(12,099,263)
Net increase	744,530	$16,140,815	2,929,939	$53,837,343

2045 Fund

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	56,362	$1,241,578	283,951	$5,799,358
Shares issued in connection with
reinvestment of distributions	64,583	1,431,815	1,903	41,427
	120,945	2,673,393	285,854	5,840,785
Shares repurchased	(89,587)	(2,013,243)	(3,333,215)	(66,597,214)
Net increase (decrease)	31,358	$660,150	(3,047,361)	$(60,756,429)

134 RetirementReady® Funds

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class B	Shares	Amount	Shares	Amount
Shares sold	12	$226	1,526	$30,448
Shares issued in connection with
reinvestment of distributions	3,122	59,817	146	2,798
	3,134	60,043	1,672	33,246
Shares repurchased	(3,219)	(65,213)	(4,797)	(93,956)
Net decrease	(85)	$(5,170)	(3,125)	$(60,710)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	3,796	$71,310	4,665	$90,588
Shares issued in connection with
reinvestment of distributions	6,031	115,441	320	6,112
	9,827	186,751	4,985	96,700
Shares repurchased	(15,355)	(281,833)	(12,169)	(239,105)
Net decrease	(5,528)	$(95,082)	(7,184)	$(142,405)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	1,445	$33,360	1,967	$45,230
Shares issued in connection with
reinvestment of distributions	311	7,294	96	2,183
	1,756	40,654	2,063	47,413
Shares repurchased	(4,686)	(106,728)	(7,995)	(189,906)
Net decrease	(2,930)	$(66,074)	(5,932)	$(142,493)

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	31,200	$828,677	165,176	$4,487,388
Shares issued in connection with
reinvestment of distributions	12,749	362,708	—	—
	43,949	1,191,385	165,176	4,487,388
Shares repurchased	(50,905)	(1,427,722)	(24,002)	(676,954)
Net increase (decrease)	(6,956)	$(236,337)	141,174	$3,810,434

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	3,930	$108,847	36,944	$1,005,984
Shares issued in connection with
reinvestment of distributions	2,778	79,036	—	—
	6,708	187,883	36,944	1,005,984
Shares repurchased	(7,569)	(204,197)	(9,212)	(260,840)
Net increase (decrease)	(861)	$(16,314)	27,732	$745,144

RetirementReady® Funds 135

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	367	$10,000
Shares issued in connection with
reinvestment of distributions	37	1,045	—	—
	37	1,045	367	10,000
Shares repurchased	—	—	—	—
Net increase	37	$1,045	367	$10,000

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	40,600	$1,118,991	64,300	$1,775,109
Shares issued in connection with
reinvestment of distributions	37,950	1,079,677	4,718	128,463
	78,550	2,198,668	69,018	1,903,572
Shares repurchased	(29,249)	(844,448)	(115,606)	(3,258,890)
Net increase (decrease)	49,301	$1,354,220	(46,588)	$(1,355,318)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,965,959	$54,453,754	3,190,961	$82,730,344
Shares issued in connection with
reinvestment of distributions	314,204	8,942,250	26,404	719,522
	2,280,163	63,396,004	3,217,365	83,449,866
Shares repurchased	(1,060,280)	(28,740,694)	(513,720)	(14,523,238)
Net increase	1,219,883	$34,655,310	2,703,645	$68,926,628

2040 Fund

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	62,079	$1,501,779	338,162	$7,535,408
Shares issued in connection with
reinvestment of distributions	70,022	1,684,028	37	867
	132,101	3,185,807	338,199	7,536,275
Shares repurchased	(84,401)	(2,074,275)	(6,669,899)	(145,490,703)
Net increase (decrease)	47,700	$1,111,532	(6,331,700)	$(137,954,428)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	370	$7,943
Shares issued in connection with
reinvestment of distributions	1,809	38,320	328	6,902
	1,809	38,320	698	14,845
Shares repurchased	(9,566)	(214,250)	(4,075)	(86,971)
Net decrease	(7,757)	$(175,930)	(3,377)	$(72,126)

136 RetirementReady® Funds

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	9,948	$206,049	7,564	$159,913
Shares issued in connection with
reinvestment of distributions	4,520	93,194	527	10,891
	14,468	299,243	8,091	170,804
Shares repurchased	(7,926)	(155,780)	(14,916)	(311,447)
Net increase (decrease)	6,542	$143,463	(6,825)	$(140,643)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	4,404	$108,830	1,904	$47,036
Shares issued in connection with
reinvestment of distributions	209	5,313	242	5,924
	4,613	114,143	2,146	52,960
Shares repurchased	(8,995)	(240,459)	(7,314)	(180,144)
Net decrease	(4,382)	$(126,316)	(5,168)	$(127,184)

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	18,284	$529,830	177,725	$5,047,249
Shares issued in connection with
reinvestment of distributions	10,360	305,422	—	—
	28,644	835,252	177,725	5,047,249
Shares repurchased	(25,668)	(758,030)	(53,933)	(1,640,398)
Net increase	2,976	$77,222	123,792	$3,406,851

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	4,920	$140,069	33,314	$950,297
Shares issued in connection with
reinvestment of distributions	2,005	59,074	—	—
	6,925	199,143	33,314	950,297
Shares repurchased	(6,866)	(215,815)	(5,114)	(149,781)
Net increase (decrease)	59	$(16,672)	28,200	$800,516

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	351	$10,000
Shares issued in connection with
reinvestment of distributions	31	921	—	—
	31	921	351	10,000
Shares repurchased	—	—	—	—
Net increase	31	$921	351	$10,000

RetirementReady® Funds 137

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	39,113	$1,119,527	52,642	$1,519,834
Shares issued in connection with
reinvestment of distributions	41,525	1,223,325	10,530	299,775
	80,638	2,342,852	63,172	1,819,609
Shares repurchased	(12,376)	(358,784)	(257,395)	(7,514,046)
Net increase (decrease)	68,262	$1,984,068	(194,223)	$(5,694,437)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,745,646	$50,116,854	6,107,234	$164,753,130
Shares issued in connection with
reinvestment of distributions	469,272	13,801,281	86,382	2,455,834
	2,214,918	63,918,135	6,193,616	167,208,964
Shares repurchased	(1,505,462)	(43,347,973)	(1,062,733)	(31,011,238)
Net increase	709,456	$20,570,162	5,130,883	$136,197,726

2035 Fund

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	76,714	$1,807,114	461,990	$10,365,262
Shares issued in connection with
reinvestment of distributions	105,454	2,439,141	52	1,218
	182,168	4,246,255	462,042	10,366,480
Shares repurchased	(114,450)	(2,708,189)	(5,319,891)	(117,599,713)
Net increase (decrease)	67,718	$1,538,066	(4,857,849)	$(107,233,233)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class B	Shares	Amount	Shares	Amount
Shares sold	251	$5,729	—	$—
Shares issued in connection with
reinvestment of distributions	1,815	37,372	71	1,515
	2,066	43,101	71	1,515
Shares repurchased	(6,547)	(132,409)	(7,082)	(151,773)
Net decrease	(4,481)	$(89,308)	(7,011)	$(150,258)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	10,690	$217,924	10,746	$232,454
Shares issued in connection with
reinvestment of distributions	6,637	135,138	189	3,986
	17,327	353,062	10,935	236,440
Shares repurchased	(10,192)	(209,920)	(27,799)	(582,558)
Net increase (decrease)	7,135	$143,142	(16,864)	$(346,118)

138 RetirementReady® Funds

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	1,245	$27,338	10,864	$242,223
Shares issued in connection with
reinvestment of distributions	2,587	56,762	255	5,707
	3,832	84,100	11,119	247,930
Shares repurchased	(14,531)	(352,593)	(5,820)	(131,703)
Net increase (decrease)	(10,699)	$(268,493)	5,299	$116,227

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	38,095	$1,091,915	282,836	$7,946,491
Shares issued in connection with
reinvestment of distributions	19,674	555,005	—	—
	57,769	1,646,920	282,836	7,946,491
Shares repurchased	(91,725)	(2,681,642)	(38,116)	(1,116,355)
Net increase (decrease)	(33,956)	$(1,034,722)	244,720	$6,830,136

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	6,270	$174,008	46,309	$1,304,884
Shares issued in connection with
reinvestment of distributions	2,374	66,952	—	—
	8,644	240,960	46,309	1,304,884
Shares repurchased	(783)	(21,608)	(23,670)	(684,123)
Net increase	7,861	$219,352	22,639	$620,761

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	355	$10,000
Shares issued in connection with
reinvestment of distributions	35	978	—	—
	35	978	355	10,000
Shares repurchased	—	—	—	—
Net increase	35	$978	355	$10,000

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	36,540	$1,010,045	91,846	$2,662,524
Shares issued in connection with
reinvestment of distributions	55,377	1,561,641	6,504	183,153
	91,917	2,571,686	98,350	2,845,677
Shares repurchased	(51,347)	(1,444,465)	(137,035)	(3,924,902)
Net increase (decrease)	40,570	$1,127,221	(38,685)	$(1,079,225)

RetirementReady® Funds 139

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	2,665,788	$74,335,695	5,095,668	$137,912,593
Shares issued in connection with
reinvestment of distributions	445,724	12,560,509	41,843	1,177,466
	3,111,512	86,896,204	5,137,511	139,090,059
Shares repurchased	(1,779,189)	(48,980,122)	(1,084,490)	(31,200,967)
Net increase	1,332,323	$37,916,082	4,053,021	$107,889,092

2030 Fund

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	93,889	$2,065,922	660,767	$14,369,791
Shares issued in connection with
reinvestment of distributions	95,630	2,104,825	61	1,390
	189,519	4,170,747	660,828	14,371,181
Shares repurchased	(111,266)	(2,496,550)	(8,869,613)	(191,192,080)
Net increase (decrease)	78,253	$1,674,197	(8,208,785)	$(176,820,899)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class B	Shares	Amount	Shares	Amount
Shares sold	1	$22	—**	$9
Shares issued in connection with
reinvestment of distributions	955	19,665	67	1,422
	956	19,687	67	1,431
Shares repurchased	(3,952)	(83,603)	(17,782)	(374,766)
Net decrease	(2,996)	$(63,916)	(17,715)	$(373,335)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	6,674	$137,533	8,329	$175,688
Shares issued in connection with
reinvestment of distributions	4,592	93,227	618	12,957
	11,266	230,760	8,947	188,645
Shares repurchased	(25,037)	(528,041)	(16,284)	(343,505)
Net decrease	(13,771)	$(297,281)	(7,337)	$(154,860)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	1,520	$32,301	2,974	$63,120
Shares issued in connection with
reinvestment of distributions	2,190	44,586	396	8,340
	3,710	76,887	3,370	71,460
Shares repurchased	(9,366)	(199,482)	(5,075)	(106,589)
Net decrease	(5,656)	$(122,595)	(1,705)	$(35,129)

140 RetirementReady® Funds

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	23,408	$602,855	347,432	$9,102,322
Shares issued in connection with
reinvestment of distributions	20,688	534,777	—	—
	44,096	1,137,632	347,432	9,102,322
Shares repurchased	(81,530)	(2,130,830)	(77,586)	(2,120,571)
Net increase (decrease)	(37,434)	$(993,198)	269,846	$6,981,751

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	4,068	$103,800	113,466	$2,959,728
Shares issued in connection with
reinvestment of distributions	8,399	217,029	—	—
	12,467	320,829	113,466	2,959,728
Shares repurchased	(4,443)	(119,771)	(8,638)	(230,618)
Net increase	8,024	$201,058	104,828	$2,729,110

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	382	$10,000
Shares issued in connection with
reinvestment of distributions	32	825	—	—
	32	825	382	10,000
Shares repurchased	—	—	—	—
Net increase	32	$825	382	$10,000

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	58,317	$1,475,929	59,786	$1,582,917
Shares issued in connection with
reinvestment of distributions	55,766	1,440,989	14,199	371,862
	114,083	2,916,918	73,985	1,954,779
Shares repurchased	(39,842)	(1,057,927)	(345,177)	(9,173,795)
Net increase (decrease)	74,241	$1,858,991	(271,192)	$(7,219,016)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	2,626,666	$67,382,328	8,606,608	$219,719,194
Shares issued in connection with
reinvestment of distributions	608,083	15,682,458	105,378	2,755,622
	3,234,749	83,064,786	8,711,986	222,474,816
Shares repurchased	(2,612,298)	(66,804,004)	(1,716,736)	(45,579,994)
Net increase	622,451	$16,260,782	6,995,250	$176,894,822

** Amount represents less than 1 share.

RetirementReady® Funds 141

2025 Fund

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	211,051	$4,620,165	903,819	$19,560,369
Shares issued in connection with
reinvestment of distributions	77,309	1,649,010	14,078	309,585
	288,360	6,269,175	917,897	19,869,954
Shares repurchased	(199,882)	(4,242,014)	(6,855,346)	(147,392,959)
Net increase (decrease)	88,478	$2,027,161	(5,937,449)	$(127,523,005)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	1,021	19,962	298	6,034
	1,021	19,962	298	6,034
Shares repurchased	(5,386)	(104,384)	(7,764)	(157,576)
Net decrease	(4,365)	$(84,422)	(7,466)	$(151,542)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	31,036	$586,866	18,858	$382,861
Shares issued in connection with
reinvestment of distributions	4,819	93,106	2,133	42,716
	35,855	679,972	20,991	425,577
Shares repurchased	(32,141)	(618,761)	(60,585)	(1,215,104)
Net increase (decrease)	3,714	$61,211	(39,594)	$(789,527)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	4,295	$82,940	31,829	$649,438
Shares issued in connection with
reinvestment of distributions	2,304	45,411	126	2,569
	6,599	128,351	31,955	652,007
Shares repurchased	(3,566)	(73,332)	(3,732)	(75,975)
Net increase	3,033	$55,019	28,223	$576,032

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	18,231	$389,114	310,134	$6,798,934
Shares issued in connection with
reinvestment of distributions	11,586	246,781	—	—
	29,817	635,895	310,134	6,798,934
Shares repurchased	(99,044)	(2,196,995)	(68,177)	(1,532,887)
Net increase (decrease)	(69,227)	$(1,561,100)	241,957	$5,266,047

142 RetirementReady® Funds

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	4,582	$97,500	82,991	$1,815,075
Shares issued in connection with
reinvestment of distributions	4,016	85,413	—	—
	8,598	182,913	82,991	1,815,075
Shares repurchased	(3,558)	(79,224)	(23,391)	(518,435)
Net increase	5,040	$103,689	59,600	$1,296,640

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	456	$10,000
Shares issued in connection with
reinvestment of distributions	32	686	—	—
	32	686	456	10,000
Shares repurchased	—	—	—	—
Net increase	32	$686	456	$10,000

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	32,087	$677,476	78,190	$1,730,994
Shares issued in connection with
reinvestment of distributions	34,223	727,914	16,377	358,991
	66,310	1,405,390	94,567	2,089,985
Shares repurchased	(25,061)	(544,385)	(343,220)	(7,548,638)
Net increase (decrease)	41,249	$861,005	(248,653)	$(5,458,653)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	4,703,012	$99,603,305	9,463,101	$206,906,950
Shares issued in connection with
reinvestment of distributions	500,050	10,621,061	147,741	3,235,521
	5,203,062	110,224,366	9,610,842	210,142,471
Shares repurchased	(4,312,399)	(91,571,062)	(2,679,204)	(59,449,035)
Net increase	890,663	$18,653,304	6,931,638	$150,693,436

RetirementReady® Funds 143

Maturity Fund

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	65,774	$1,099,645	328,329	$5,637,792
Shares issued in connection with
reinvestment of distributions	60,623	1,017,033	38,887	667,841
Shares issued in connection with the
merger of Putnam RetirementReady
2020 Fund	—	—	1,186,266	20,271,391
	126,397	2,116,678	1,553,482	26,577,024
Shares repurchased	(216,741)	(3,612,716)	(6,148,870)	(104,833,117)
Net decrease	(90,344)	$(1,496,038)	(4,595,388)	$(78,256,093)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class B	Shares	Amount	Shares	Amount
Shares sold	173	$2,817	—	$—
Shares issued in connection with
reinvestment of distributions	799	13,097	412	6,898
Shares issued in connection with the
merger of Putnam RetirementReady
2020 Fund	—	—	23,382	389,346
	972	15,914	23,794	396,244
Shares repurchased	(19,493)	(314,974)	(20,854)	(353,048)
Net increase (decrease)	(18,521)	$(299,060)	2,940	$43,196

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	3,527	$57,797	3,679	$61,973
Shares issued in connection with
reinvestment of distributions	2,545	41,798	1,106	18,606
Shares issued in connection with the
merger of Putnam RetirementReady
2020 Fund	—	—	102,154	1,705,669
	6,072	99,595	106,939	1,786,248
Shares repurchased	(35,229)	(579,438)	(59,433)	(1,000,067)
Net increase (decrease)	(29,157)	$(479,843)	47,506	$786,181

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	1,121	$18,525	4,524	$78,025
Shares issued in connection with
reinvestment of distributions	1,410	23,639	729	12,515
Shares issued in connection with the
merger of Putnam RetirementReady
2020 Fund	—	—	17,899	305,581
	2,531	42,164	23,152	396,121
Shares repurchased	(1,194)	(20,727)	(40,251)	(690,248)
Net increase (decrease)	1,337	$21,437	(17,099)	$(294,127)

144 RetirementReady® Funds

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	18,949	$319,636	225,008	$3,892,022
Shares issued in connection with
reinvestment of distributions	4,349	73,242	785	13,646
	23,298	392,878	225,793	3,905,668
Shares repurchased	(52,182)	(895,175)	(77,837)	(1,348,197)
Net increase (decrease)	(28,884)	$(502,297)	147,956	$2,557,471

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	1,057	$17,691	26,316	$455,146
Shares issued in connection with
reinvestment of distributions	496	8,340	94	1,628
	1,553	26,031	26,410	456,774
Shares repurchased	(301)	(5,163)	(13,796)	(238,644)
Net increase	1,252	$20,868	12,614	$218,130

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	577	$10,000
Shares issued in connection with
reinvestment of distributions	24	394	4	71
	24	394	581	10,071
Shares repurchased	—	—	—	—
Net increase	24	$394	581	$10,071

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	28,865	$493,117	26,955	$467,018
Shares issued in connection with
reinvestment of distributions	10,205	171,733	7,723	133,544
Shares issued in connection with the
merger of Putnam RetirementReady
2020 Fund	—	—	444,275	7,617,272
	39,070	664,850	478,953	8,217,834
Shares repurchased	(80,212)	(1,352,523)	(356,943)	(6,164,912)
Net increase (decrease)	(41,142)	$(687,673)	122,010	$2,052,922

RetirementReady® Funds 145

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	2,412,688	$40,588,299	7,481,973	$128,478,286
Shares issued in connection with
reinvestment of distributions	568,592	9,570,793	238,539	4,130,623
Shares issued in connection with the
merger of Putnam RetirementReady
2020 Fund	—	—	11,627,637	199,418,629
	2,981,280	50,159,092	19,348,149	332,027,538
Shares repurchased	(4,721,796)	(79,161,018)	(4,315,632)	(74,917,435)
Net increase (decrease)	(1,740,516)	$(29,001,926)	15,032,517	$257,110,103

At the close of the reporting period, Putnam Investments, LLC owned the following shares of each fund:

		Percentage of	Fair value at the
		shares	end of the
	Shares owned	outstanding	reporting period
2065 Fund class A	1,057	18.15%	$10,274
2065 Fund class C	1,053	5.65	10,151
2065 Fund class R	1,052	100.00	10,205
2065 Fund class R3	1,054	100.00	10,245
2065 Fund class R4	1,056	100.00	10,285
2065 Fund class R5	1,058	100.00	10,309
2065 Fund class R6	1,059	8.46	10,325
2065 Fund class Y	1,058	90.04	10,316
2060 Fund class B	1,395	100.00	15,305
2060 Fund class R	1,419	100.00	15,788
2060 Fund class R3	921	25.78	10,242
2060 Fund class R4	923	28.22	10,282
2060 Fund class R5	924	100.00	10,309
2060 Fund class Y	1,472	0.21	16,354
2055 Fund class R4	918	3.23	10,254
2055 Fund class R5	919	100.00	10,276
2050 Fund class R4	560	6.02	10,209
2050 Fund class R5	562	100.00	10,239
2045 Fund class R4	403	1.50	10,172
2045 Fund class R5	404	100.00	10,207
2040 Fund class R4	382	1.35	10,150
2040 Fund class R5	382	100.00	10,169
2035 Fund class R4	389	1.28	10,083
2035 Fund class R5	390	100.00	10,113
2030 Fund class R4	413	0.37	10,003
2030 Fund class R5	414	100.00	10,028
2025 Fund class R4	488	0.75	9,892
2025 Fund class R5	488	100.00	9,909
Maturity Fund class R4	603	4.35	9,757
Maturity Fund class R5	605	100.00	9,780

146 RetirementReady® Funds

At the close of the reporting period, the following funds had shareholders of record that owned the following percentages of the outstanding shares of the fund.

2065 Fund	27.0%, 18.2%, 12.8%, 8.4%
2060 Fund	16.6%
2055 Fund	13.7%
2050 Fund	10.0%
2045 Fund	8.0%
2040 Fund	6.6%
2035 Fund	7.7%
2030 Fund	7.1%
2025 Fund	5.0%

RetirementReady® Funds 147

Note 5: Transactions with affiliated issuers	Note 5: Transactions with affiliated issuers cont.

Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the outstanding voting securities, were as follows:

2065 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/22	as of 7/31/22
Putnam Fixed Income Absolute
Return Fund Class P	$892	$1,751	$208	$68	$—	$(17)	$(80)	272	$2,338
Putnam Multi-Asset Absolute
Return Fund Class P	17,701	29,101	9,167	230	248	37	(17)	3,569	37,655
Putnam Dynamic Asset Allocation
Equity Fund Class P	134,821	237,240	20,711	1,287	18,659	1,913	(49,463)	23,660	303,800
Putnam Dynamic Asset Allocation
Growth Fund Class P	29,372	51,241	4,416	584	4,086	279	(10,899)	3,899	65,577
Putnam Government Money
Market Fund Class G	881	2,556	1,659	1	—	—	—	1,778	1,778
Totals	$183,667	$321,889	$36,161	$2,170	$22,993	$2,212	$(60,459)		$411,148

2060 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/22	as of 7/31/22
Putnam Fixed Income Absolute
Return Fund Class P	$44,406	$77,417	$32,821	$2,984	$—	$(2,764)	$(1,564)	9,846	$84,674
Putnam Multi-Asset Absolute
Return Fund Class P	628,244	993,060	596,508	8,375	9,025	1,943	(3,901)	96,951	1,022,838
Putnam Dynamic Asset Allocation
Equity Fund Class P	4,664,021	7,655,135	3,101,519	45,375	658,113	(1,691)	(1,422,029)	607,003	7,793,917
Putnam Dynamic Asset Allocation
Growth Fund Class P	1,145,473	2,246,671	790,368	24,068	168,342	(32,664)	(352,844)	131,764	2,216,268
Putnam Government Money
Market Fund Class G	31,850	57,330	37,175	96	—	—	—	52,005	52,005
Totals	$6,513,994	$11,029,613	$4,558,391	$80,898	$835,480	$(35,176)	$(1,780,338)		$11,169,702

2055 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/22	as of 7/31/22
Putnam Fixed Income Absolute
Return Fund Class P	$458,095	$363,074	$162,037	$27,137	$—	$(14,186)	$(26,654)	71,894	$618,292
Putnam Multi-Asset Absolute
Return Fund Class P	3,488,077	2,258,093	1,747,574	43,837	47,238	(61,625)	44,788	377,418	3,981,759
Putnam Dynamic Asset Allocation
Equity Fund Class P	20,391,034	14,583,687	6,218,365	186,225	2,700,958	1,078,014	(6,481,185)	1,818,784	23,353,185
Putnam Dynamic Asset Allocation
Growth Fund Class P	11,636,528	10,235,803	3,194,887	229,174	1,602,972	423,925	(3,820,086)	908,519	15,281,283
Putnam Government Money
Market Fund Class G	176,712	158,557	133,467	388	—	—	—	201,802	201,802
Totals	$36,150,446	$27,599,214	$11,456,330	$486,761	$4,351,168	$1,426,128	$(10,283,137)		$43,436,321

148 RetirementReady® Funds	RetirementReady® Funds 149

Note 5: Transactions with affiliated issuers cont.	Note 5: Transactions with affiliated issuers cont.

2050 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/22	as of 7/31/22
Putnam Fixed Income Absolute
Return Fund Class P	$1,941,882	$1,070,440	$843,877	$103,693	$—	$(81,953)	$(74,477)	233,955	$2,012,015
Putnam Multi-Asset Absolute
Return Fund Class P	8,738,611	3,567,032	3,990,162	102,950	110,938	(234,631)	183,181	783,320	8,264,031
Putnam Dynamic Asset Allocation
Equity Fund Class P	34,572,623	16,086,945	11,941,114	292,677	4,244,909	2,323,350	(10,452,118)	2,382,374	30,589,686
Putnam Dynamic Asset Allocation
Growth Fund Class P	44,817,195	26,508,791	12,753,847	824,624	5,767,873	2,163,915	(13,943,509)	2,781,959	46,792,545
Putnam Government Money
Market Fund Class G	445,110	255,219	288,409	809	—	—	—	411,920	411,920
Totals	$90,515,421	$47,488,427	$29,817,409	$1,324,753	$10,123,720	$4,170,681	$(24,286,923)		$88,070,197

2045 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/22	as of 7/31/22
Putnam Fixed Income Absolute
Return Fund Class P	$3,026,746	$1,988,766	$1,218,752	$166,415	$—	$(123,065)	$(128,816)	412,195	$3,544,879
Putnam Multi-Asset Absolute
Return Fund Class P	13,842,038	8,474,500	6,661,051	166,888	179,836	(347,062)	270,330	1,476,659	15,578,755
Putnam Dynamic Asset Allocation
Balanced Fund Class P	1,615,136	3,992,092	807,308	38,646	226,317	(60,821)	(516,137)	285,915	4,222,962
Putnam Dynamic Asset Allocation
Equity Fund Class P	16,478,257	9,592,801	7,483,785	136,751	1,983,398	1,359,668	(5,209,400)	1,147,784	14,737,541
Putnam Dynamic Asset Allocation
Growth Fund Class P	78,182,782	53,477,588	23,417,069	1,422,006	9,946,295	3,364,696	(24,068,760)	5,204,473	87,539,237
Putnam Government Money
Market Fund Class G	1,707,172	1,303,403	958,299	3,979	—	—	—	2,052,276	2,052,276
Totals	$114,852,131	$78,829,150	$40,546,264	$1,934,685	$12,335,846	$4,193,416	$(29,652,783)		$127,675,650

2040 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/22	as of 7/31/22
Putnam Fixed Income Absolute
Return Fund Class P	$8,433,902	$4,396,266	$2,706,927	$450,775	$—	$(293,612)	$(387,208)	1,097,956	$9,442,421
Putnam Multi-Asset Absolute
Return Fund Class P	32,226,418	11,196,743	12,097,784	362,388	390,504	(917,702)	751,812	2,953,506	31,159,487
Putnam Dynamic Asset Allocation
Balanced Fund Class P	28,869,541	25,257,537	8,057,576	467,316	3,084,808	785,931	(7,704,464)	2,650,709	39,150,969
Putnam Dynamic Asset Allocation
Growth Fund Class P	125,738,450	48,820,778	39,257,436	2,077,535	14,531,426	8,422,107	(36,875,665)	6,352,451	106,848,234
Putnam Government Money
Market Fund Class G	5,582,086	1,967,200	2,061,227	10,468	—	—	—	5,488,059	5,488,059
Totals	$200,850,397	$91,638,524	$64,180,950	$3,368,482	$18,006,738	$7,996,724	$(44,215,525)		$192,089,170

150 RetirementReady® Funds	RetirementReady® Funds 151

Note 5: Transactions with affiliated issuers cont.	Note 5: Transactions with affiliated issuers cont.

2035 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/22	as of 7/31/22
Putnam Fixed Income Absolute
Return Fund Class P	$14,867,083	$9,626,660	$6,054,523	$807,507	$—	$(550,273)	$(666,330)	2,002,630	$17,222,617
Putnam Multi-Asset Absolute
Return Fund Class P	35,287,355	18,208,948	15,933,348	414,043	446,167	(1,074,943)	879,420	3,541,937	37,367,432
Putnam Dynamic Asset Allocation
Balanced Fund Class P	75,088,196	53,621,324	24,842,217	1,137,022	7,722,165	2,428,573	(19,198,689)	5,896,898	87,097,187
Putnam Dynamic Asset Allocation
Conservative Fund Class P	1,421,274	1,268,312	550,730	31,434	53,572	(22,343)	(252,411)	179,933	1,864,102
Putnam Dynamic Asset Allocation
Growth Fund Class P	43,797,893	23,258,221	20,799,609	736,421	5,150,936	3,332,931	(13,319,656)	2,156,348	36,269,780
Putnam Government Money
Market Fund Class G	6,497,990	3,597,058	3,111,930	13,411	—	—	—	6,983,118	6,983,118
Totals	$176,959,791	$109,580,523	$71,292,357	$3,139,838	$13,372,840	$4,113,945	$(32,557,666)		$186,804,236

2030 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/22	as of 7/31/22
Putnam Fixed Income Absolute
Return Fund Class P	$34,445,730	$15,043,503	$12,318,061	$1,727,189	$—	$(1,096,191)	$(1,505,258)	4,019,735	$34,569,723
Putnam Multi-Asset Absolute
Return Fund Class P	61,960,314	21,413,157	23,485,576	694,912	748,827	(1,849,114)	1,499,026	5,643,394	59,537,807
Putnam Dynamic Asset Allocation
Balanced Fund Class P	125,244,606	49,001,689	44,858,042	1,626,972	11,713,606	5,822,184	(29,550,557)	7,153,682	105,659,880
Putnam Dynamic Asset Allocation
Conservative Fund Class P	19,356,606	17,787,625	6,849,487	401,424	622,508	131,815	(3,519,851)	2,597,173	26,906,708
Putnam Government Money
Market Fund Class G	12,338,262	4,451,035	4,791,619	22,684	—	—	—	11,997,678	11,997,678
Totals	$253,345,518	$107,697,009	$92,302,785	$4,473,181	$13,084,941	$3,008,694	$(33,076,640)		$238,671,796

2025 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/22	as of 7/31/22
Putnam Fixed Income Absolute
Return Fund Class P	$40,523,314	$28,581,864	$21,455,137	$2,072,853	$—	$(1,469,414)	$(1,645,609)	5,178,490	$44,535,018
Putnam Multi-Asset Absolute
Return Fund Class P	59,371,824	33,061,784	33,634,977	657,115	708,098	(1,041,303)	703,967	5,541,355	58,461,295
Putnam Dynamic Asset Allocation
Balanced Fund Class P	43,362,384	23,808,725	26,813,644	532,137	3,887,171	2,345,438	(10,094,132)	2,207,771	32,608,771
Putnam Dynamic Asset Allocation
Conservative Fund Class P	49,068,452	38,342,321	25,113,397	889,719	1,451,782	250,038	(7,718,284)	5,292,387	54,829,130
Putnam Government Money
Market Fund Class G	12,233,822	6,698,742	7,094,108	22,307	—	—	—	11,838,456	11,838,456
Totals	$204,559,796	$130,493,436	$114,111,263	$4,174,131	$6,047,051	$84,759	$(18,754,058)		$202,272,670

152 RetirementReady® Funds	RetirementReady® Funds 153

Note 5: Transactions with affiliated issuers cont.	Note 5: Transactions with affiliated issuers cont.

Maturity Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/22	as of 7/31/22
Putnam Fixed Income Absolute
Return Fund Class P	$89,538,127	$20,137,057	$29,234,193	$4,079,237	$—	$(2,478,147)	$(3,711,298)	8,633,901	$74,251,546
Putnam Multi-Asset Absolute
Return Fund Class P	91,384,802	15,442,936	32,355,456	952,424	1,026,319	(1,969,761)	1,419,461	7,006,823	73,921,982
Putnam Dynamic Asset Allocation
Conservative Fund Class P	104,311,248	27,256,188	31,147,701	1,650,509	2,821,046	1,315,920	(15,177,420)	8,355,042	86,558,235
Putnam Government Money
Market Fund Class G	18,202,687	2,889,742	6,420,882	28,342	—	—	—	14,671,547	14,671,547
Totals	$303,436,864	$65,725,923	$99,158,232	$6,710,512	$3,847,365	$(3,131,988)	$(17,469,257)		$249,403,310

Note 6: Initial capitalization and offering of shares

Putnam RetirementReady 2065 Fund was established as a series of the Trust on December 31, 2020 and commenced operations on January 4, 2021. Prior to January 4, 2021, the fund had no operations other than those related to organizational matters, including as noted below, the initial capital contributions by Putnam Investments, LLC and issuance of shares:

	Capital contribution	Shares issued
Class A	$10,000	1,000
Class C	$10,000	1,000
Class R	$10,000	1,000
Class R3	$10,000	1,000
Class R4	$10,000	1,000
Class R5	$10,000	1,000
Class R6	$10,000	1,000
Class Y	$10,000	1,000

Note 7: Market, credit and other risks

In the normal course of business, the underlying Putnam funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The underlying Putnam funds may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The underlying Putnam funds may invest in foreign securities that involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The financial statements of the underlying Putnam funds contain additional information about the expenses and investments of the underlying Putnam funds and are available upon request.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as COVID–19. The outbreak of COVID–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

Note 8: Acquisition of Putnam RetirementReady 2020 Fund

On November 23, 2020, Putnam RetirementReady Maturity Fund issued 1,186,266, 23,382, 102,154, 17,899, 444,275 and 11,627,637 class A, class B, class C, class R, class R6 and class Y shares, respectively, for 1,088,443, 22,196, 97,672, 17,280, 367,551 and 9,644,502 class A, class B, class C, class R, class R6 and class Y shares of Putnam RetirementReady 2020 Fund to acquire that fund’s net assets in a tax-free exchange. The purpose of

154 RetirementReady® Funds	RetirementReady® Funds 155

the transaction, which was contemplated by the funds’ prospectus, was to combine two Putnam funds with substantially identical investments objectives and investment strategies into a single Putnam fund with a larger asset base and therefore potentially lower expenses for fund shareholders The investment portfolio of Putnam RetirementReady 2020 Fund, with a fair value of $229,857,719 and an identified cost of $229,715,147 at November 20, 2020, was the principal asset acquired by Putnam RetirementReady Maturity Fund. The net assets of Putnam RetirementReady Maturity Fund and Putnam RetirementReady 2020 Fund on November 20, 2020, were $111,031,807 and $229,707,888, respectively. On November 20, 2020, Putnam RetirementReady 2020 Fund had distributions in excess of net investment income of $4,958,920, accumulated net realized loss of $10,203,962 and unrealized appreciation of $823,893. The aggregate net assets of the fund immediately following the acquisition were $340,739,695.

Information presented in the Statement of changes in net assets for the period ended July 31, 2021 reflect only the operations of Putnam RetirementReady Maturity Fund.

Assuming the acquisition had been completed on August 1, 2020, Putnam RetirementReady Maturity Fund’s pro forma results of operations for the prior fiscal year are as follows (unaudited):

Net investment Income	$3,331,521
Net gain on investments	$6,248,930
Net Increase in net assets resulting from operations	$9,580,451

Note 9: Strategy and name change

Shareholders were informed through a supplement to the fund’s prospectus dated July 1, 2022 that Putnam Management has recommended, and the fund’s Board of Trustees has approved, changes to each Fund’s name and principal investment strategy (collectively, the “Repositioning”) to reflect that rather than investing in target allocations among asset classes and underlying funds, the fund will invest mainly in Putnam Management-sponsored exchange-traded funds that focus on investments with positive sustainability or environmental, social, and governance (“ESG”) characteristics (hereinafter referred to as “Underlying ETFs”). In connection with these changes, each fund’s name will change to the following:

Current Fund	Repositioned Fund
Putnam RetirementReady 2065 Fund	Putnam Sustainable Retirement 2065 Fund
Putnam RetirementReady 2060 Fund	Putnam Sustainable Retirement 2060 Fund
Putnam RetirementReady 2055 Fund	Putnam Sustainable Retirement 2055 Fund
Putnam RetirementReady 2050 Fund	Putnam Sustainable Retirement 2050 Fund
Putnam RetirementReady 2045 Fund	Putnam Sustainable Retirement 2045 Fund
Putnam RetirementReady 2040 Fund	Putnam Sustainable Retirement 2040 Fund
Putnam RetirementReady 2035 Fund	Putnam Sustainable Retirement 2035 Fund
Putnam RetirementReady 2030 Fund	Putnam Sustainable Retirement 2030 Fund
Putnam RetirementReady 2025 Fund	Putnam Sustainable Retirement 2025 Fund
Putnam RetirementReady Maturity Fund	Putnam Sustainable Retirement Maturity Fund

Putnam Management anticipates that the changes will be effective in the first quarter 2023. See the prospectus supplement for more information.

156 RetirementReady® Funds

Federal tax information (Unaudited)

Pursuant to §852 of the Internal Revenue Code, as amended, the following funds hereby designate the following monies as a capital gain dividend with respect to the taxable year ended July 31, 2022, or, if subsequently determined to be different, the net capital gain of such year.

Amount
2065 Fund	$14,812
2060 Fund	768,398
2055 Fund	3,853,466
2050 Fund	11,281,069
2045 Fund	12,767,037
2040 Fund	22,282,548
2035 Fund	13,896,486
2030 Fund	14,673,864
2025 Fund	7,538,598
Maturity Fund	504,204

Each fund designated the following percentages of ordinary income distributions as qualifying for the dividends received deduction for corporations.

Qualifying %
2065 Fund	2.77%
2060 Fund	11.41
2055 Fund	11.32
2050 Fund	11.09
2045 Fund	10.73
2040 Fund	10.09
2035 Fund	9.11
2030 Fund	2.68
2025 Fund	7.32
Maturity Fund	5.83

RetirementReady® Funds 157

For the reporting period, each fund hereby designates the following percentages, or the maximum amount allowable, of its taxable ordinary income distributions as qualified dividends taxed at the individual net capital gain rates.

Qualifying %
2065 Fund	5.53%
2060 Fund	20.18
2055 Fund	20.29
2050 Fund	20.21
2045 Fund	20.18
2040 Fund	19.34
2035 Fund	17.28
2030 Fund	6.94
2025 Fund	15.71
Maturity Fund	14.07

The Form 1099 that will be mailed to you in January 2023 will show the tax status of all distributions paid to your account in calendar 2022.

158 RetirementReady® Funds

Shareholder meeting results (Unaudited)

July 28, 2022 special meeting

At the meeting, each of the nominees for Trustees was elected, with all funds of the Trust voting together as a single class, as follows:

	Votes for	Votes withheld
Liaquat Ahamed	22,080,483	829,312
Barbara M. Baumann	21,981,567	928,229
Katinka Domotorffy	21,993,412	916,383
Catharine Bond Hill	22,175,229	734,566
Kenneth R. Leibler	22,152,866	756,930
Jennifer Williams Murphy	22,208,428	701,367
Marie Pillai	22,118,577	791,219
George Putnam, III	22,137,368	772,428
Robert L. Reynolds	22,164,569	745,227
Manoj P. Singh	22,066,386	843,409
Mona K. Sutphen	22,032,417	877,378

All tabulations are rounded to the nearest whole number.

RetirementReady® Funds 159

About the Trustees

INDEPENDENT TRUSTEES

Liaquat Ahamed
Born 1952, Trustee since 2012
Principal occupations during past five years: Author; won Pulitzer Prize for *Lords of Finance: The Bankers Who Broke the World.*

Other directorships: Chair of the Sun Valley Writers Conference, a literary not-for-profit organization, and a Trustee of the Journal of Philosophy.

Barbara M. Baumann
Born 1955, Trustee since 2010, Vice Chair since 2022
Principal occupations during past five years: President of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects.

Other directorships: Director of Devon Energy Corporation, a publicly traded independent natural gas and oil exploration and production company; Director of National Fuel Gas Company, a publicly traded energy company that engages in the production, gathering, transportation, distribution, and marketing of natural gas; Senior Advisor to the energy private equity firm First Reserve; Director of three private, independent oil and gas exploration and production companies: Ascent Resources, LLC, Texas American Resources Company II, LLC, and IOG Resources, LLC; member of the Finance Committee of the Children's Hospital of Colorado; member of the Investment Committee of the Board of The Denver Foundation; and previously a Director of publicly traded companies Buckeye Partners LP, UNS Energy Corporation, CVR Energy Company, and SM Energy Corporation.

Katinka Domotorffy
Born 1975, Trustee since 2012
Principal occupations during past five years: Voting member of the Investment Committees of the Anne Ray Foundation and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies.

Other directorships: Director of the Great Lakes Science Center and of College Now Greater Cleveland.

Catharine Bond Hill
Born 1954, Trustee since 2017
Principal occupations during past five years: Managing Director of Ithaka S+R, a not-for-profit service that helps the academic community navigate economic and technological change. From 2006 to 2016, Dr. Hill served as the 10th president of Vassar College.

Other directorships: Director of Yale-NUS College and Trustee of Yale University.

Kenneth R. Leibler
Born 1949, Trustee since 2006, Vice Chair from 2016 to 2018, Chair since 2018
Principal occupations during past five years: Vice Chair Emeritus of the Board of Trustees of Beth Israel Deaconess Hospital in Boston. Member of the Investment Committee of the Boston Arts Academy Foundation.

Other directorships: Director of Eversource Corporation, which operates New England's largest energy delivery system; previously the Chair of the Boston Options Exchange, an electronic marketplace for the trading of listed derivatives securities; previously the Chair and Chief Executive Officer of the Boston Stock Exchange; and previously the President and Chief Operating Officer of the American Stock Exchange.

Jennifer Williams Murphy
Born 1964, Trustee since 2022
Principal occupations during past five years: Chief Executive Officer and Founder of Runa Digital Assets, LLC, an institutional investment advisory firm specializing in active management of digital assets. Until 2021, Chief Operating Officer of Western Asset Management, LLC, a global investment adviser, and Chief Executive Officer and President of Western Asset Mortgage Capital Corporation, a mortgage finance real estate investment trust.

Other directorships: Previously, a Director of Western Asset Capital Corporation.

Marie Pillai
Born 1954, Trustee since 2022
Principal occupations during past five years: Senior Advisor, Hunter Street Partners, LP, an asset-oriented private investment firm; Specialty Leader and Member of the Curriculum Committee of the Center for Board Certified Fiduciaries, a public benefit corporation providing coursework for developing fiduciaries. Until 2019, Vice President, Chief Investment Officer, and Treasurer of General Mills, Inc., a global food company.

Other directorships: Director of the Catholic Community Foundation of Minnesota; Investment Advisory Board Member of the University of Minnesota; Member of the Board of the Bush Foundation, a nonprofit organization supporting community problem-solving in Minnesota, North Dakota, and South Dakota; and previously, a Board Member of Catholic Charities of St. Paul and Minneapolis.

160 RetirementReady® Funds

* Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is 100 Federal Street, Boston, MA 02110.

As of July 31, 2022, there were 100 funds in the Putnam fund complex, including 96 Putnam Funds and four funds in Putnam ETF Trust. Each Trustee serves as Trustee of all Putnam Funds. In addition to serving as Trustees of the Putnam Funds, Dr. Hill, Mses. Domotorffy and Sutphen, and Mr. Ahamed serve as Trustees of Putnam ETF Trust.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

RetirementReady® Funds 161

Officers
In addition to Robert L. Reynolds, the other officers of the fund are shown below:

James F. Clark (Born 1974)	Alan G. McCormack (Born 1964)
Vice President and Chief Compliance Officer	Vice President and Derivatives Risk Manager
Since 2016	Since 2022
Chief Compliance Officer and Chief Risk Officer,	Head of Quantitative Equities and Risk,
Putnam Investments, and Chief Compliance Officer,	Putnam Investments
Putnam Management
Denere P. Poulack (Born 1968)
Nancy E. Florek (Born 1957)	Assistant Vice President, Assistant Clerk,
Vice President, Director of Proxy Voting and Corporate	and Assistant Treasurer
Governance, Assistant Clerk, and Assistant Treasurer	Since 2004
Since 2000
Janet C. Smith (Born 1965)
Michael J. Higgins (Born 1976)	Vice President, Principal Financial Officer, Principal
Vice President, Treasurer, and Clerk	Accounting Officer, and Assistant Treasurer
Since 2010	Since 2007
Head of Fund Administration Services,
Jonathan S. Horwitz (Born 1955)	Putnam Investments and Putnam Management
Executive Vice President, Principal Executive Officer,
and Compliance Liaison	Stephen J. Tate (Born 1974)
Since 2004	Vice President and Chief Legal Officer
Since 2021
Richard T. Kircher (Born 1962)	General Counsel, Putnam Investments,
Vice President and BSA Compliance Officer	Putnam Management, and Putnam Retail Management
Since 2019
Assistant Director, Operational Compliance, Putnam	Mark C. Trenchard (Born 1962)
Investments and Putnam Retail Management	Vice President
Since 2002
Martin Lemaire (Born 1984)	Director of Operational Compliance, Putnam
Vice President and Derivatives Risk Manager	Investments and Putnam Retail Management
Since 2022
Risk Manager and Risk Analyst, Putnam Investments

Susan G. Malloy (Born 1957)
Vice President and Assistant Treasurer
Since 2007
Head of Accounting and Middle Office Services,
Putnam Investments and Putnam Management

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is 100 Federal Street, Boston, MA 02110.

162 RetirementReady® Funds

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Blend	Income
Emerging Markets Equity Fund	Convertible Securities Fund
Focused Equity Fund	Diversified Income Trust
Focused International Equity Fund	Floating Rate Income Fund
International Capital Opportunities Fund	Global Income Trust
International Equity Fund	Government Money Market Fund*
Multi-Cap Core Fund	High Yield Fund
Research Fund	Income Fund
Money Market Fund†
Global Sector	Mortgage Opportunities Fund
Global Health Care Fund	Mortgage Securities Fund
Global Technology Fund	Short Duration Bond Fund
Ultra Short Duration Income Fund
Growth
Growth Opportunities Fund	Tax-free Income
Small Cap Growth Fund	Intermediate-Term Municipal Income Fund
Sustainable Future Fund	Short-Term Municipal Income Fund
Sustainable Leaders Fund	Strategic Intermediate Municipal Fund
Tax Exempt Income Fund
Value	Tax-Free High Yield Fund
International Value Fund
Large Cap Value Fund	State tax-free income funds:‡
Small Cap Value Fund	California, Massachusetts, Minnesota,
New Jersey, New York, Ohio, and Pennsylvania

RetirementReady® Funds 163

Absolute Return	Asset Allocation (cont.)
Fixed Income Absolute Return Fund	Putnam Retirement Advantage Maturity Fund
Multi-Asset Absolute Return Fund	Putnam Retirement Advantage 2065 Fund
Putnam Retirement Advantage 2060 Fund
Putnam PanAgora§	Putnam Retirement Advantage 2055 Fund
Putnam PanAgora Risk Parity Fund	Putnam Retirement Advantage 2050 Fund
Putnam Retirement Advantage 2045 Fund
Asset Allocation	Putnam Retirement Advantage 2040 Fund
Dynamic Risk Allocation Fund	Putnam Retirement Advantage 2035 Fund
George Putnam Balanced Fund	Putnam Retirement Advantage 2030 Fund
Putnam Retirement Advantage 2025 Fund
Dynamic Asset Allocation Balanced Fund
Dynamic Asset Allocation Conservative Fund	RetirementReady® Maturity Fund
Dynamic Asset Allocation Growth Fund	RetirementReady® 2065 Fund
RetirementReady® 2060 Fund
RetirementReady® 2055 Fund
RetirementReady® 2050 Fund
RetirementReady® 2045 Fund
RetirementReady® 2040 Fund
RetirementReady® 2035 Fund
RetirementReady® 2030 Fund
RetirementReady® 2025 Fund

* You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

† You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

‡ Not available in all states.

§ Sub-advised by PanAgora Asset Management.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

164 RetirementReady® Funds

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Richard T. Kircher
Putnam Investment	Kenneth R. Leibler, Chair	Vice President and
Management, LLC	Barbara M. Baumann, Vice Chair	BSA Compliance Officer
100 Federal Street	Liaquat Ahamed
Boston, MA 02110	Katinka Domotorffy	Martin Lemaire
	Catharine Bond Hill	Vice President and
Investment Sub-Advisor	Jennifer Williams Murphy	Derivatives Risk Manager
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam, III	Susan G. Malloy
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Assistant Treasurer
Marketing Services	Mona K. Sutphen
Putnam Retail Management		Alan G. McCormack
Limited Partnership	Officers	Vice President and
100 Federal Street	Robert L. Reynolds	Derivatives Risk Manager
Boston, MA 02110	President
Denere P. Poulack
Custodian	James F. Clark	Assistant Vice President,
State Street Bank	Vice President, Chief Compliance	Assistant Clerk, and
and Trust Company	Officer, and Chief Risk Officer	Assistant Treasurer

Legal Counsel	Nancy E. Florek	Janet C. Smith
Ropes & Gray LLP	Vice President, Director of	Vice President,
	Proxy Voting and Corporate	Principal Financial Officer,
Independent Registered	Governance, Assistant Clerk,	Principal Accounting Officer,
Public Accounting Firm	and Assistant Treasurer	and Assistant Treasurer
PricewaterhouseCoopers LLP
	Michael J. Higgins	Stephen J. Tate
	Vice President, Treasurer,	Vice President and
	and Clerk	Chief Legal Officer

	Jonathan S. Horwitz	Mark C. Trenchard
	Executive Vice President,	Vice President
Principal Executive Officer,
and Compliance Liaison

This report is for the information of shareholders of Putnam RetirementReady® Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. Each fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Dr. Hill and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education.The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

July 31, 2022	$198,068	$ —	$59,692	$ —
July 31, 2021	$169,518	$ —	$58,728	$ —

For the fiscal years ended July 31, 2022 and July 31, 2021, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $388,643 and $368,028 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

All Other Fees represent fees billed for services relating to an analysis of fund profitability

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

July 31, 2022	$ —	$328,951	$ —	$ —
July 31, 2021	$ —	$309,300	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Management Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Target Date Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: September 29, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: September 29, 2022

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: September 29, 2022